Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	DIRECTV
Entity Central Index Key	0001465112
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									11,655	10,074	9,064
Subscriber service expenses									1,911	1,681	1,525
Broadcast operations expenses									389	350	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									3,390	3,005	2,773
Upgrade and retention costs									1,327	1,169	1,092
General and administrative expenses									1,576	1,445	1,457
Depreciation and amortization expense									2,349	2,482	2,640
Total operating costs and expenses									22,597	20,206	18,892
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Interest income									34	39	41
Interest expense									(763)	(557)	(423)
Liberty transaction and related gains (charges)										67	(491)
Other, net									84	69	34
Income before income taxes									3,984	3,514	1,834
Income tax expense									(1,348)	(1,202)	(827)
Net income									2,636	2,312	1,007
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to common stockholders:
Net income attributable to DIRECTV	718	516	701	674	618	479	543	558	2,609	2,198	942
Weighted average number of total common shares outstanding (in millions):
Basic (in shares)									747	880	985
Diluted (in shares)									752	886	992
DIRECTV Class A Common Shares
Net income attributable to common stockholders:
Net income attributable to DIRECTV									2,609	2,014	942
Basic earnings attributable to DIRECTV Class A common stockholders per common share (DIRECTV Group common shares for the period January 1, 2009 through November 19, 2009): (in dollars per share)	$ 1.02	$ 0.7	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.6	$ 3.49	$ 2.31	$ 0.96
Diluted earnings attributable to DIRECTV Class A common stockholders per common share (DIRECTV Group common shares for the period January 1, 2009 through November 19, 2009): (in dollars per share)	$ 1.02	$ 0.7	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.3	$ 0.95
Weighted average number of total common shares outstanding (in millions):
Basic (in shares)									747	870	982
Diluted (in shares)									752	876	989
DIRECTV Class B Common Shares
Net income attributable to common stockholders:
Net income attributable to DIRECTV										$ 184
Basic and diluted earnings (loss) attributable to DIRECTV Class B common stockholders per common share, for the period of November 19, 2009 through June 16, 2010, including $160 million exchange inducement value for the Malone Transaction in 2010: (in dollars per share)							$ 7.84	$ 0.6		$ 8.44	$ (0.02)
Weighted average number of total common shares outstanding (in millions):
Basic (in shares)										22	22
Diluted (in shares)										22	22

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (DIRECTV Class B Common Shares, USD $)(Malone Transaction) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2010	Apr. 30, 2010
Exchange inducement value, Malone Transaction	$ 160	$ 160

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 2,636	$ 2,312	$ 1,007
Other comprehensive income (loss):
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(30)	8	(2)
Amortization of amounts resulting from changes in defined benefit plan provisions, net of tax	1
Foreign currency translation adjustments, net of tax:
Cumulative effect of change in functional currency at Sky Brasil			(112)
Foreign currency translation activity during the period	(94)	20	179
Unrealized (losses) gains on securities, net of tax:
Unrealized (losses) gains on securities	(6)	4	7
Less: Reclassification adjustment for net gains recognized during period		(3)
Comprehensive income	2,507	2,341	1,079
Less: Comprehensive income attributable to noncontrolling interests	(17)	(121)	(59)
Comprehensive income attributable to DIRECTV	$ 2,490	$ 2,220	$ 1,020

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 873	$ 1,502
Accounts receivable, net	2,474	2,001
Inventories	280	247
Deferred income taxes	62	53
Prepaid expenses and other	552	450
Total current assets	4,241	4,253
Satellites, net	2,215	2,235
Property and equipment, net	5,223	4,444
Goodwill	4,097	4,148
Intangible assets, net	909	1,074
Investments and other assets	1,738	1,755
Total assets	18,423	17,909
Current liabilities
Accounts payable and accrued liabilities	4,210	3,926
Unearned subscriber revenues and deferred credits	533	486
Short-term borrowings		38
Total current liabilities	4,743	4,450
Long-term debt	13,464	10,472
Deferred income taxes	1,771	1,670
Other liabilities and deferred credits	1,287	1,287
Commitments and contingencies
Redeemable noncontrolling interest	265	224
Stockholders' deficit
Common stock and additional paid-in capital-$0.01 par value, 3,947,000,000 and 3,500,000,000 shares authorized, 691,306,695 and 808,447,044 shares issued and outstanding of DIRECTV Class A common stock at December 31, 2011 and December 31, 2010, respectively	4,799	5,563
Accumulated deficit	(7,750)	(5,730)
Accumulated other comprehensive loss	(156)	(27)
Total stockholders' deficit	(3,107)	(194)
Total liabilities and stockholders' deficit	$ 18,423	$ 17,909

CONSOLIDATED BALANCE SHEETS (Parenthetical) (DIRECTV Class A Common Shares, USD $)	Dec. 31, 2011	Dec. 31, 2010
DIRECTV Class A Common Shares
Common stock and additional paid-in capital, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock and additional paid-in capital, shares authorized	3,947,000,000	3,500,000,000
Common stock and additional paid-in capital, shares issued	691,306,695	808,447,044
Common stock and additional paid-in capital, shares outstanding	691,306,695	808,447,044

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND REDEEMABLE NONCONTROLLING INTEREST (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Stock and Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss, net of taxes USD ($)	The DIRECTV Group, Inc. Common Shares Common Stock	DIRECTV Class A Common Shares USD ($)	DIRECTV Class A Common Shares Common Stock	DIRECTV Class B Common Shares USD ($)	DIRECTV Class B Common Shares Common Stock
Balance at Dec. 31, 2008	$ 4,631	$ 8,318	$ (3,559)	$ (128)
Balance (in shares) at Dec. 31, 2008					1,024,182,043
Increase (Decrease) in Stockholders' Equity
Net income attributable to DIRECTV	942		942			942
Net Income	1,007
Stock repurchased and retired	(1,696)	(591)	(1,105)
Stock repurchased and retired (in shares)	(71,242,534)				(71,242,534)
Stock options exercised and restricted stock units vested and distributed	35	35
Stock options exercised and restricted stock units vested and distributed (in shares)					4,191,329		1,898,770
Liberty Transaction	(1,145)	(1,145)
Liberty Transaction (in shares)					(957,130,838)		909,479,149		21,809,863
Share-based compensation expense	55	55
Tax benefit from share-based compensation	29	29
Adjustment to the fair value of redeemable noncontrolling interest	(16)	(16)
Other	4	4
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(2)			(2)
Cumulative effect of change in functional currency at Sky Brasil, net of tax	(112)			(112)
Foreign currency translation activity during the period, net of tax	179			179
Unrealized gains (losses) on securities, net of tax	7			7
Balance at Dec. 31, 2009	2,911	6,689	(3,722)	(56)
Balance (in shares) at Dec. 31, 2009							911,377,919		21,809,863
Increase (Decrease) in Stockholders' Equity
Net income attributable to DIRECTV	2,198		2,198			2,014		184
Net Income	2,312
Stock repurchased and retired	(5,179)	(973)	(4,206)
Stock repurchased and retired (in shares)	(135,528,774)						(135,528,774)
Stock options exercised and restricted stock units vested and distributed	(30)	(30)
Stock options exercised and restricted stock units vested and distributed (in shares)							6,050,275
Malone Transaction, issued (in shares)							26,547,624
Malone Transaction, converted (in shares)									(21,809,863)
Share-based compensation expense	82	82
Tax benefit from share-based compensation	38	38
Acquisition of noncontrolling interest, including related deferred income taxes	79	79
Adjustment to the fair value of redeemable noncontrolling interest	(323)	(323)
Other	1	1
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	8			8
Foreign currency translation activity during the period, net of tax	20			20
Unrealized gains (losses) on securities, net of tax	4			4
Less: reclassification adjustment for net gains recognized during period, net of tax	(3)			(3)
Balance at Dec. 31, 2010	(194)	5,563	(5,730)	(27)
Balance (in shares) at Dec. 31, 2010							808,447,044
Increase (Decrease) in Stockholders' Equity
Net income attributable to DIRECTV	2,609		2,609			2,609
Net Income	2,636
Stock repurchased and retired	(5,455)	(825)	(4,630)
Stock repurchased and retired (in shares)	(119,132,986)						(119,132,986)
Stock options exercised and restricted stock units vested and distributed	(48)	(48)
Stock options exercised and restricted stock units vested and distributed (in shares)							1,992,637
Share-based compensation expense	103	103
Tax benefit from share-based compensation	30	30
Adjustment to the fair value of redeemable noncontrolling interest	(24)	(24)
Other	1		1
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(30)			(30)
Amortization of amounts resulting from changes in defined benefit plan provisions, net of tax	1			1
Foreign currency translation activity during the period, net of tax	(94)			(94)
Unrealized gains (losses) on securities, net of tax	(6)			(6)
Balance at Dec. 31, 2011	$ (3,107)	$ 4,799	$ (7,750)	$ (156)
Balance (in shares) at Dec. 31, 2011							691,306,695

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND REDEEMABLE NONCONTROLLING INTEREST 2 (USD $) In Millions, unless otherwise specified	Total	Redeemable Non-controlling Interest
Beginning balance, Redeemable Non-controlling Interest at Dec. 31, 2008		$ 325
Change in the redeemable noncontrolling interest
Net income attributable to noncontrolling interest	65	65
Adjustment to the fair value of redeemable noncontrolling interest		16
Foreign currency translation activity during the period, net of tax		(6)
Ending balance, Redeemable Non-controlling Interest at Dec. 31, 2009		400
Change in the redeemable noncontrolling interest
Net income attributable to noncontrolling interest	114	114
Dividends paid by subsidiary to redeemable noncontrolling interest		(15)
Acquisition of noncontrolling interest, including related deferred income taxes		(605)
Adjustment to the fair value of redeemable noncontrolling interest		323
Foreign currency translation activity during the period, net of tax		7
Ending balance, Redeemable Non-controlling Interest at Dec. 31, 2010	224	224
Change in the redeemable noncontrolling interest
Net income attributable to noncontrolling interest	27	27
Adjustment to the fair value of redeemable noncontrolling interest		24
Foreign currency translation activity during the period, net of tax		(10)
Ending balance, Redeemable Non-controlling Interest at Dec. 31, 2011	$ 265	$ 265

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 2,636	$ 2,312	$ 1,007
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,349	2,482	2,640
Amortization of deferred revenues and deferred credits	(39)	(36)	(48)
Share-based compensation expense	103	82	55
Equity in earnings from unconsolidated affiliates	(109)	(90)	(51)
Net foreign currency transaction (gain) loss	50	(11)	(62)
Dividends received	104	78	94
Net loss from impairment of investments			45
Gain from sale of investments	(63)	(6)
Liberty transaction and related (gains) charges		(67)	491
Deferred income taxes	328	375	441
Other	53	66	48
Change in operating assets and liabilities:
Accounts receivable	(524)	(391)	(141)
Inventories	(33)	(35)	(12)
Prepaid expenses and other	(139)	(4)	(5)
Accounts payable and accrued liabilities	391	437	(215)
Unearned subscriber revenues and deferred credits	47	52	55
Other, net	31	(38)	89
Net cash provided by operating activities	5,185	5,206	4,431
Cash Flows From Investing Activities
Cash paid for property and equipment	(2,924)	(2,303)	(2,012)
Cash paid for satellites	(246)	(113)	(59)
Cash paid for Liberty transaction, net of cash acquired			(97)
Investment in companies, net of cash acquired	(11)	(617)	(37)
Proceeds from sale of investments	116	9
Other, net	43	(75)	11
Net cash used in investing activities	(3,022)	(3,099)	(2,194)
Cash Flows From Financing Activities
Cash proceeds from debt issuance	3,990	5,978	1,990
Debt issuance costs	(30)	(44)	(14)
Repayment of long-term debt	(1,000)	(2,323)	(1,018)
Proceeds from short-term borrowings		38
Repayment of short-term borrowings	(39)
Repayment of collar loan and equity collars		(1,537)	(751)
Repayment of other long-term obligations	(184)	(127)	(116)
Common shares repurchased and retired	(5,496)	(5,111)	(1,696)
Stock options exercised		38	35
Taxes paid in lieu of shares issued for share-based compensation	(58)	(118)	(72)
Excess tax benefit from share-based compensation	25	11	5
Dividends paid to redeemable noncontrolling interest		(15)
Net cash used in financing activities	(2,792)	(3,210)	(1,637)
Net increase (decrease) in cash and cash equivalents	(629)	(1,103)	600
Cash and cash equivalents at beginning of the year	1,502	2,605	2,005
Cash and cash equivalents at end of the year	873	1,502	2,605
Supplemental Cash Flow Information
Cash paid for interest	687	460	412
Cash paid for income taxes	$ 1,042	$ 705	$ 484

Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business
Description of Business

Note 1:        Description of Business

DIRECTV, which we sometimes refer to as the company, we, or us, is a leading provider of digital television entertainment in the United States and Latin America. We operate two direct-to-home, or DTH, business units: DIRECTV U.S. and DIRECTV Latin America, which are differentiated by their geographic location and are engaged in acquiring, promoting, selling and distributing digital entertainment programming via satellite to residential and commercial subscribers. Since November 19, 2009, we also own and operate three regional sports networks and own a 60% interest in Game Show Network LLC, or GSN, a basic cable television network dedicated to game-related programming and Internet interactive game playing. We account for our investment in GSN using the equity method of accounting.

·                  DIRECTV U.S.  DIRECTV Holdings LLC and its subsidiaries, which we refer to as DIRECTV U.S., is the largest provider of DTH digital television services and the second largest provider in the multi-channel video programming distribution, or MVPD, industry in the United States.

·                  DIRECTV Latin America.  DIRECTV Latin America Holdings Inc. and its subsidiaries, or DIRECTV Latin America, is the leading provider of DTH digital television services throughout Latin America. DIRECTV Latin America is comprised of: PanAmericana, which provides services in Argentina, Chile, Colombia, Ecuador, Puerto Rico, Venezuela, and certain other countries in the region, and Sky Brasil Servicos Ltda., or Sky Brasil, which is a 93% owned subsidiary. DIRECTV Latin America also includes our 41% equity method investment in Innova, S. de R.L. de C.V., or Sky Mexico, which we include in the PanAmericana segment.

·                  DIRECTV Sports Networks.  DIRECTV Sports Networks LLC and its subsidiaries, or DSN, is comprised primarily of three regional sports television networks based in Seattle, Washington; Denver, Colorado and Pittsburgh, Pennsylvania, each of which operates under the brand name ROOT SPORTS. The operating results of DSN are reported as part of the “Sports Networks, Eliminations and Other” reporting segment.

During the first quarter of 2012, we revised our reportable segments. As further discussed in Note 19, our DIRECTV Latin America business unit, which was previously reported as a single segment, is now reported as two segments, Sky Brasil and PanAmericana. We have restated certain prior period amounts to conform to the current year presentation of reporting segments.

Liberty Transaction

On November 19, 2009, The DIRECTV Group, Inc., or DIRECTV Group, and Liberty Media Corporation, which we refer to as Liberty or Liberty Media, obtained stockholder approval of and closed a series of related transactions which we refer to collectively as the Liberty Transaction. The Liberty Transaction included the split-off of certain of the assets of the Liberty Entertainment group into Liberty Entertainment, Inc., or LEI, which was then split-off from Liberty. Following the split-off, DIRECTV Group and LEI merged with subsidiaries of DIRECTV. As a result of the Liberty Transaction, DIRECTV Group, which is comprised of the DIRECTV U.S. and DIRECTV Latin America businesses, and LEI, which held Liberty’s 57% interest in DIRECTV Group, a 100% interest in three regional sports television networks, a 65% interest in GSN, approximately $120 million in cash and cash equivalents and approximately $2.1 billion of indebtedness and a related series of equity collars, became wholly-owned subsidiaries of DIRECTV.

DIRECTV Group has been treated as the acquiring corporation in the Liberty Transaction for accounting and financial reporting purposes and accordingly, the historical financial statements of DIRECTV Group are reported as the historical financial statements of DIRECTV in the accompanying Consolidated Financial Statements.

See Note 4 for additional information regarding these transactions.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

Note 2:        Basis of Presentation and Summary of Significant Accounting Policies

Principles of Consolidation

We present our accompanying financial statements on a consolidated basis and include our accounts and those of our domestic and foreign subsidiaries that we control through equity ownership or for which we are deemed to be the primary beneficiary, after elimination of intercompany accounts and transactions.

Use of Estimates in the Preparation of the Consolidated Financial Statements

We prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, which requires us to make estimates and assumptions that affect amounts reported herein. We base our estimates and assumptions on historical experience and on various other factors that we believe to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, our actual results reported in future periods may be affected by changes in those estimates.

Revenue Recognition

We enter into multiple-deliverable revenue arrangements with our subscribers under which we provide DIRECTV receiving equipment and installation at the inception of the arrangement, and programming during their contract period, of up to two years. We allocate consideration to each deliverable in the arrangement based on its relative selling price. We determine the selling price of the DIRECTV receiving equipment using our best estimate. We determine the selling price for installation services based on prices charged by third parties. We determine the selling price of the programming using our standard programming rates. The DIRECTV receiving equipment, installation services and programming are each considered separate units of accounting.

We recognize subscription and pay-per-view revenues when programming is broadcast to subscribers. We recognize subscriber fees for multiple set-top receivers and warranty services as revenue, as earned. We recognize advertising revenues when the related services are performed. We defer programming payments received from subscribers in advance of the broadcast as “Unearned subscriber revenues and deferred credits” in the Consolidated Balance Sheets until earned. We recognize revenues to be received under contractual commitments on a straight line basis over the minimum contractual period. We report revenues net of customer credits and discounted promotions.

Broadcast Programming and Other

We recognize the costs of television programming distribution rights when we distribute the related programming. We recognize the costs of television programming rights to distribute live sporting events for a season or tournament to expense using the straight-line method over the course of the season or tournament.

We defer advance payments in the form of cash and equity instruments from programming content providers for carriage of their signal and recognize them as a reduction of “Broadcast programming and other” in the Consolidated Statements of Operations on a straight-line basis over the related contract term. We record equity instruments at fair value based on quoted market prices or values determined by management.

Subscriber Acquisition Costs

Subscriber acquisition costs consist of costs we incur to acquire new subscribers. We include the cost of set-top receivers and other equipment, commissions we pay to national retailers, independent satellite television retailers, dealers, telephone communication companies and the cost of installation, advertising, marketing and customer call center expenses associated with the acquisition of new subscribers in subscriber acquisition costs. We expense these costs as incurred, or when subscribers activate the DIRECTV® service, as appropriate, except for the cost of set-top receivers leased to new subscribers, which we capitalize in “Property and equipment, net” in the Consolidated Balance Sheets and depreciate over their estimated useful lives. In certain countries in Latin America, where our customer agreements provide for the lease of the entire DIRECTV or SKY System, we also capitalize the costs of the other customer premises equipment and related installation costs in “Property and equipment, net” in the Consolidated Balance Sheets. Although paid in advance, the retailer or dealer earns substantially all commissions paid for customer acquisitions over 12 months from the date of subscriber activation. Should the subscriber cancel our service during such 12 month service period, we are reimbursed for the unearned portion of the commission by the retailer or dealer and record a decrease to subscriber acquisition costs. We include the amount of our set-top receivers capitalized each period for subscriber acquisition activities in the Consolidated Statements of Cash Flows under the caption “Cash paid for property and equipment.” See Note 6 for additional information.

Upgrade and Retention Costs

Upgrade and retention costs consist primarily of costs we incur for loyalty programs offered to existing subscribers. We include the costs of installing or providing hardware under our movers program (for subscribers relocating to a new residence), multiple set-top receiver offers, digital video recorder, or DVR, high-definition, or HD, and local channel upgrade programs and other similar initiatives. We expense these costs as incurred, except for the cost of set-top receivers leased to existing subscribers, which we capitalize in “Property and equipment, net” in the Consolidated Balance Sheets. We include the amount of our set-top receivers capitalized each period for upgrade and retention activities in the Consolidated Statements of Cash Flows under the caption “Cash paid for property and equipment.” See Note 6 for additional information.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments we purchase with original maturities of three months or less.

Inventories

We state inventories at the lower of average cost or market. Inventories consist of finished goods for DIRECTV System equipment and DIRECTV System access cards.

Property and Equipment, Satellites and Depreciation

We carry property and equipment, and satellites, at cost, net of accumulated depreciation. The amounts we capitalize for satellites currently being constructed and those that have been successfully launched include the costs of construction, launch, launch insurance, incentive obligations and capitalized interest. We generally compute depreciation using the straight-line method over the estimated useful lives of the assets. We amortize leasehold improvements over the lesser of the life of the asset or term of the lease.

Capitalized Software Costs

We capitalize certain software costs incurred, either from internal or external sources, as part of “Property and equipment, net” in the Consolidated Balance Sheets and depreciate these costs on a straight-line basis over the useful life of the software. We recognize planning, training, support and maintenance costs incurred either prior to or following the implementation phase as expense in the Consolidated Statements of Operations in the period in which they occur. We had unamortized capitalized software costs of $544 million as of December 31, 2011 and $496 million as of December 31, 2010. We recorded depreciation of these costs of $232 million in 2011, $218 million in 2010 and $196 million in 2009 in “Depreciation and amortization expense” in the Consolidated Statements of Operations.

Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite lives are carried at historical cost and are subject to write-down, as needed, based upon an impairment analysis that we must perform at least annually, or sooner if an event occurs or circumstances change that would more likely than not result in an impairment loss. We perform our annual impairment analysis in the fourth quarter of each year. We use estimates of fair value to determine the amount of impairment, if any, of goodwill and intangibles assets with indefinite lives. The goodwill evaluation requires the estimation of the fair value of reporting units where we record goodwill. We determine fair values primarily using estimated cash flows discounted at a rate commensurate with the risk involved, when appropriate. If an impairment loss results from the annual impairment test, we would record the loss as a pre-tax charge to operating income.

We amortize other intangible assets using the straight-line method over their estimated useful lives, which range from 5 to 20 years.

Valuation of Long-Lived Assets

We evaluate the carrying value of long-lived assets to be held and used, other than goodwill and intangible assets with indefinite lives, when events and circumstances warrant such a review. We consider the carrying value of a long-lived asset impaired when the anticipated undiscounted future cash flow from such asset is separately identifiable and is less than its carrying value. In that event, we would recognize a loss based on the amount by which the carrying value exceeds the fair value of the long-lived asset. We determine fair value primarily using estimated future cash flows associated with the asset under review, discounted at a rate commensurate with the risk involved, or other valuation techniques. We determine losses on long-lived assets to be disposed of in a similar manner, except that we reduce the fair value for the cost of disposal.

Foreign Currency

The U.S. dollar is the functional currency for most of our foreign operations. We recognize gains and losses resulting from remeasurement of these operations’ foreign currency denominated assets, liabilities and transactions into the U.S. dollar in the Consolidated Statements of Operations.

We also have foreign operations where the local currency is their functional currency. Accordingly, these foreign entities translate assets and liabilities from their local currencies to U.S. dollars using year-end exchange rates while income and expense accounts are translated at the average rates in effect during the year. We record the resulting translation adjustment as part of accumulated other comprehensive income (loss), which we refer to as OCI, a separate component of stockholders’ deficit.

Investments and Financial Instruments

We maintain investments in equity securities of unaffiliated companies. We carry non-marketable equity securities at cost. We consider marketable equity securities available-for-sale and they are carried at current fair value based on quoted market prices with unrealized gains or losses (excluding other-than-temporary losses), net of taxes, reported as part of OCI. We regularly review our investments to determine whether a decline in fair value below the cost basis is “other-than-temporary.” We consider, among other factors: the magnitude and duration of the decline; the financial health and business outlook of the investee, including industry and sector performance, changes in technology, and operational and financing cash flow factors; and our intent and ability to hold the investment. If we judge the decline in fair value to be other-than-temporary, we write-down the cost basis of the security to fair value and recognize the amount in the Consolidated Statements of Operations as part of “Other, net” and record it as a reclassification adjustment from OCI.

We account for investments in which we own at least 20% of the voting securities or have significant influence under the equity method of accounting. We record equity method investments at cost and adjust for the appropriate share of the net earnings or losses of the investee. We record investee losses up to the amount of the investment plus advances and loans made to the investee, and financial guarantees made on behalf of the investee.

The carrying value of cash and cash equivalents, accounts receivable, investments and other assets, accounts payable, and amounts included in accrued liabilities and other meeting the definition of a financial instrument approximated their fair values at December 31, 2011 and 2010.

Debt Issuance Costs

We defer costs we incur to issue debt and amortize these costs to interest expense using the straight-line method over the term of the respective obligation.

Share-Based Payment

We grant restricted stock units and common stock options to certain employees and directors.

We record compensation expense equal to the fair value of stock-based awards at the date approved on a straight-line basis over the requisite service period of up to three years, reduced for estimated forfeitures and adjusted for anticipated payout percentages related to the achievement of performance targets.

Sales Taxes

Sales taxes collected and remitted to state and local authorities are recorded on a net basis.

Income Taxes

We determine deferred tax assets and liabilities based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which we expect the differences to reverse. We must make certain estimates and judgments in determining income tax provisions, assessing the likelihood of recovering our deferred tax assets, and evaluating tax positions.

We recognize a benefit in “Income tax expense” in the Consolidated Statements of Operations for uncertain tax positions that are more-likely-than-not to be sustained upon examination, measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement. Unrecognized tax benefits represent tax benefits taken or expected to be taken in income tax returns, for which the benefit has not yet been recognized in “Income tax expense” in the Consolidated Statements of Operations due to the uncertainty of whether such benefits will be ultimately realized. We recognize interest and penalties accrued related to unrecognized tax benefits in “Income tax expense” in the Consolidated Statements of Operations. Unrecognized tax benefits are recorded in “Income tax expense” in the Consolidated Statements of Operations at such time that the benefit is effectively settled.

Advertising Costs

We expense advertising costs primarily in “Subscriber acquisition costs” in the Consolidated Statements of Operations as incurred. Advertising costs for print and media related to national advertising campaigns, net of payments received from programming content providers for marketing support, were $464 million in 2011, $396 million in 2010 and $363 million in 2009. We previously reported advertising expenses, net of payments received from programming content providers for marketing support, of $342 million in 2010 and $317 million in 2009, for advertising costs primarily in “Subscriber acquisition costs” in the Consolidated Statements of Operations.

Market Concentrations and Credit Risk

We sell programming services and extend credit, in amounts generally not exceeding $200 each, to a large number of individual residential subscribers throughout the United States and most of Latin America. As applicable, we maintain allowances for anticipated losses.

Fair Value Measurement

We determine the fair value measurements of assets and liabilities based on the three level valuation hierarchy established for classification of fair value measurements. The valuation hierarchy is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability and may be observable or unobservable. The three level hierarchy of inputs is as follows:

Level 1: Valuation is based on quoted market prices in active markets for identical assets or liabilities.

Level 2: Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable, for substantially the full term of the asset or liability.

Level 3: Valuation is based upon other unobservable inputs that are not corroborated by market data.

Accounting Changes, Change in Accounting Estimate and New Accounting Standard	12 Months Ended
Dec. 31, 2011
Accounting Changes, Change in Accounting Estimate and New Accounting Standard
Accounting Changes, Change in Accounting Estimate and New Accounting Standard

Note 3:   Accounting Changes, Change in Accounting Estimate and New Accounting Standard

Accounting Changes

Revenue Recognition. On January 1, 2011 we adopted the revisions issued by the Financial Accounting Standards Board, or FASB, to the standard for revenue arrangements with multiple deliverables. The revised standard allows entities to use the “best estimate of selling price” in addition to third-party evidence or actual selling prices for determining the fair value of a deliverable, and includes additional disclosure requirements for revenue arrangements with multiple deliverables. The adoption of this change did not have an effect on our consolidated results of operations and financial position.

Comprehensive Income.  In June 2011, the FASB modified the presentation of comprehensive income in the financial statements. The revised standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and must be applied retrospectively. This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The revised standard does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The modification of the standard did not have an effect on our consolidated results of operations and financial position, when adopted, on December 31, 2011.

Change in Accounting Estimate

Depreciable Lives of Leased Set-Top Receivers.  We currently lease most set-top receivers provided to new and existing subscribers and therefore capitalize the cost of those set-top receivers. We depreciate capitalized set-top receivers over the estimated useful life of the equipment.  As a result of the completion of an extensive evaluation of the estimated useful life of the set-top receivers, including consideration of historical write-offs, improved efficiencies in our refurbishment program, improved set-top receiver failure rates over time and management’s judgment of the risk of technological obsolescence, we determined that the estimated useful life of HD set-top receivers used in our DIRECTV U.S. business has increased to four years, from three years as previously estimated. We will continue to depreciate standard-definition set-top receivers at DIRECTV U.S. over a three-year estimated useful life. We are accounting for this change in the useful life of the HD set-top receivers at DIRECTV U.S. as a change in an accounting estimate beginning July 1, 2011. This change had the effect of reducing depreciation and amortization expense and increasing both net income attributable to DIRECTV and earnings per share in our consolidated results of operations for the year ended December 31, 2011 as follows:

(Dollars in Millions, Except Per Share Amounts)
Depreciation and amortization expense	$(141)
Net income attributable to DIRECTV	86
Basic earnings attributable to DIRECTV Class A stockholders per common share	$0.12
Diluted earnings attributable to DIRECTV Class A stockholders per common share	$0.11

New Accounting Standard

Goodwill Impairment Testing.  In September 2011, the FASB approved a revised standard that simplifies how entities test goodwill for impairment. The revised standard permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The standard does not address impairment testing of indefinite-lived intangibles. We do not expect the adoption of the revised standard to have an effect on our consolidated results of operations and financial position, when adopted, as required, on January 1, 2012.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

Note 4: Acquisitions

Globo Transaction

In connection with our acquisition of Sky Brasil in 2006, Globo was granted the right, until January 2014, to require us to purchase all or a portion (but not less than half) of its 25.9% interest in Sky Brasil. In June 2010, Globo notified us that it was exercising its right to exchange 178.8 million shares representing approximately 19% of the ownership interests in Sky Brasil. In accordance with our agreement, Globo will have the right to exchange all (but not less than all) of its remaining equity interest in Sky Brasil until January 2014.

As a result of Globo’s notice, the fair value of the approximate 19% interest was determined to be $605 million by an independent investment bank according to a process specified by Globo and us in the related agreement. During the fourth quarter of 2010, we paid the purchase price in cash, which was recorded as a reduction to “Redeemable noncontrolling interest” in the Consolidated Balance Sheets, for their approximate 19% interest in Sky Brasil. In addition, we recorded $79 million of net deferred tax assets related to the acquisition of this interest as an offset to “Additional paid in capital” in the Consolidated Balance Sheets. We and our subsidiaries now own 93% of Sky Brasil and Globo owns the remaining 7%.

Liberty Transaction

On November 19, 2009, DIRECTV Group and Liberty Media obtained stockholder approval of and closed a series of related transactions which we refer to collectively as the Liberty Transaction. The Liberty Transaction included the split-off of certain of the assets of the Liberty Entertainment group into LEI, which was then split-off from Liberty. Following the split-off, DIRECTV Group and LEI merged with subsidiaries of DIRECTV. As a result of the Liberty Transaction, DIRECTV Group, which is comprised of the DIRECTV U.S. and DIRECTV Latin America businesses, and LEI, which held Liberty’s 57% interest in DIRECTV Group, a 100% interest in three regional sports networks, a 65% interest in Game Show Network, LLC, approximately $120 million in cash and cash equivalents and approximately $2.1 billion of indebtedness and a related series of equity collars, became wholly-owned subsidiaries of DIRECTV.

DIRECTV Group entered into the Liberty Transaction to eliminate the approximate 57% ownership interest in DIRECTV Group held by Liberty Media, thereby reducing the concentration of voting power in a single stockholder or group of affiliated stockholders. The merger also resulted in greater liquidity of the DIRECTV common stock, greater operating and governance independence and the elimination of the risk that Liberty could transfer control of DIRECTV without DIRECTV’s public stockholders participating in any control premium.

The holders of outstanding shares of DIRECTV Group common stock (other than direct or indirect subsidiaries of LEI) received one share of DIRECTV Class A common stock for each share of DIRECTV Group common stock held. The holders of outstanding shares of LEI Series A common stock and Series B common stock (other than Dr. John C. Malone and his family, or the Malones) received 1.11130 shares of DIRECTV Class A common stock for each share of LEI Series A or Series B common stock held. The Malones received 1.11130 shares of DIRECTV Class B common stock for each share of LEI Series B common stock held. Based on these terms, DIRECTV issued 408.4 million Class A shares to the holders of DIRECTV Group common stock other than LEI, and 501.1 million Class A and 21.8 million Class B shares to the former LEI stockholders. The 931.3 million total Class A and Class B shares issued by DIRECTV was 25.8 million less than the 957.1 million DIRECTV Group common shares outstanding immediately preceding the merger, as the exchange ratio contemplated the fact that LEI would be contributing net liabilities (excluding LEI’s interest in DIRECTV Group) to DIRECTV.

The Liberty Transaction has been accounted for using the acquisition method of accounting pursuant to accounting standards for business combinations. DIRECTV Group has been treated as the acquiring corporation in the Liberty Transaction for accounting and financial reporting purposes, and accordingly the historical financial statements of DIRECTV Group have become the historical financial statements of DIRECTV. The acquisition date fair value of consideration paid, in the form of DIRECTV common stock, for the assets and liabilities of LEI (excluding LEI’s interest in DIRECTV Group) has been allocated to a premium expensed at the close of the transaction as discussed in more detail below and to LEI’s other tangible and intangible assets acquired and liabilities assumed based on their estimated acquisition date fair values, with any excess being treated as goodwill. The assets, liabilities and results of operations of LEI have been consolidated beginning on the acquisition date, November 19, 2009.

The following table sets forth the final allocation of the purchase price to the LEI net liabilities assumed on November 19, 2009 (dollars in millions):

Total current assets	$244
Property and equipment	5
Goodwill	295
Investments and other assets	754
Total assets acquired	$1,298
Total current liabilities	$2,492
Other liabilities	259
Total liabilities assumed	$2,751
Net liabilities assumed	$1,453

Costs incurred to complete the transaction, including legal, accounting, financial printing, investment banking and other costs, totaled $43 million and have been included as an expense in “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations for the year ended December 31, 2009.

We do not expect that goodwill will be deductible for tax purposes. Goodwill is primarily related to the value of the three regional sports networks’ intangibles that do not qualify for separate recognition, such as exploitable advertising space, assembled production and distribution networks and assembled workforces.

The exchange ratio of LEI common stock to DIRECTV Group common stock was determined in a manner such that LEI stockholders as a group received a premium in the form of a larger economic interest in DIRECTV than would have been otherwise determined based on the relative fair values of DIRECTV Group and LEI. This premium, calculated as the value of the economic interest in DIRECTV distributed to LEI stockholders based on the fair value of the merged assets of DIRECTV as of November 19, 2009, in excess of the acquisition date fair value of the assets and liabilities of LEI, amounted to $337 million and has been expensed as a disproportionate distribution upon completion of the mergers in “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations for the year ended December 31, 2009.

The premium was calculated as follows (dollars in millions):

Former LEI stockholder interest in the fair value of the net assets of DIRECTV	$16,054
Less: Fair value of net assets contributed by LEI, including 57% interest in DIRECTV Group	15,717
Premium	$337

As part of the Liberty Transaction, DIRECTV assumed 16.7 million common stock options and stock appreciation rights issued by LEI. Since many of the replacement awards are held by individuals who remained employees of Liberty and did not become employees or directors of DIRECTV, they are reported as a liability at fair value by DIRECTV in accordance with accounting standards for non-employee awards. See Note 16 for additional information regarding these stock based awards.

Also, the assumed indebtedness included related equity collars which were in a liability position with an estimated negative fair value of approximately $369 million as of the acquisition date. We completed settlement of those equity collars during the first quarter of 2010. We accounted for the derivative financial instruments of the equity collars acquired as a net asset or liability at fair value.

For the year ended December 31, 2010, amounts recorded as “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations totaled $67 million, related to net gains recorded for the final settlement of the equity collars. See Note 10 for additional information regarding the indebtedness and equity collars.

For the year ended December 31, 2009, amounts charged to “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations totaled $491 million, and include the $337 million premium, $111 million of net losses recorded for the partial settlement and fair value adjustment of the equity collars and non-employee stock based awards from the acquisition date to December 31, 2009 and the $43 million of acquisition related costs.

Cash paid, net of cash acquired in connection with the transaction was $97 million and includes a $226 million repayment of LEI’s existing loan from Liberty at the close of the transaction and $43 million of cash paid for transaction costs, partially offset by $120 million in cash at LEI, and $56 million of cash at the regional sports networks.

We assigned $228 million to definite lived intangible assets of the regional sports networks for affiliate and advertising relationships. The weighted average life of these intangibles is 19 years. These intangibles are included in the Trade name and other component of “Intangible assets, net” in the Consolidated Balance Sheets.

The following selected unaudited pro forma information is being provided to present a summary of the combined results of DIRECTV and Liberty Entertainment for the year ended December 31, 2009 as if the acquisition had occurred as of the beginning of the period, giving effect to purchase accounting adjustments. The pro forma data is presented for informational purposes only and may not necessarily reflect the results of our operations had LEI operated as part of us for the period presented, nor are they necessarily indicative of the results of future operations. The pro forma information excludes the effect of non-recurring charges.

Year Ended
December 31, 2009
(Dollars in Millions)
Revenues	$21,753
Net income attributable to DIRECTV	1,113

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Accounts Receivable, Net

Note 5: Accounts Receivable, Net

The following table sets forth the amounts recorded for “Accounts receivable, net” in our Consolidated Balance Sheets as of December 31:

	2011	2010
	(Dollars in Millions)
Subscriber	$1,639	$1,302
Telco	512	362
Trade and other	402	413
Total	2,553	2,077
Less: Allowance for doubtful accounts	(79)	(76)
Accounts receivable, net	$2,474	$2,001

Satellites, Net and Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Satellites, Net and Property and Equipment, Net
Satellites, Net and Property and Equipment, Net

Note 6: Satellites, Net and Property and Equipment, Net

The following table sets forth the amounts recorded for “Satellites, net” and “Property and equipment, net” in our Consolidated Balance Sheets at December 31:

	Estimated Useful Lives (years)	2011	2010
		(Dollars in Millions)
Satellites	10-16	$3,206	$3,233
Satellites under construction	—	302	70
Total		3,508	3,303
Less: Accumulated depreciation		(1,293)	(1,068)
Satellites, net		$2,215	$2,235
Land and improvements	9-30	$44	$43
Buildings and leasehold improvements	2-40	406	365
Machinery and equipment	2-23	1,968	1,923
Capitalized software	3	2,177	1,889
Subscriber leased set-top equipment	3-7	8,105	6,971
Construction in-progress	—	418	290
Total		13,118	11,481
Less: Accumulated depreciation		(7,895)	(7,037)
Property and equipment, net		$5,223	$4,444

We capitalized interest costs of $13 million in 2011, $6 million in 2010 and $18 million in 2009 as part of the cost of our property and satellites under construction. Depreciation expense, including amortization of property and equipment and satellites held under capital leases, was $2,213 million in 2011, $2,292 million in 2010 and $2,287 million in 2009.

The following table sets forth property and equipment leased to our subscribers as of December 31:

	2011	2010
	(Dollars in Millions)
Subscriber leased set-top equipment	$8,105	$6,971
Less: Accumulated depreciation of subscriber leased equipment	(4,618)	(4,096)
Subscriber leased set-top equipment, net	$3,487	$2,875

As discussed above in Note 3, effective July 1, 2011, we began depreciating capitalized HD set-top receivers at DIRECTV U.S. over a four-year estimated useful life.  Previously, we depreciated HD set-top receivers at DIRECTV U.S. over a three-year estimated useful life.  We continue to depreciate standard-definition set-top receivers at DIRECTV U.S. over a three-year useful life.  At DIRECTV Latin America, we depreciate capitalized subscriber leased equipment, which includes the cost of the set-top receiver, installation and dish, over a three-year estimated useful life for HD set-top receivers and a seven-year useful life for standard-definition set-top receivers.  The useful life used to depreciate capitalized set-top receivers is based on, among other things, management’s judgment of the risk of technological obsolescence. Changes in the estimated useful lives of set-top receivers capitalized could result in significant changes to the amounts recorded as depreciation expense. We regularly evaluate the estimate useful life of our capitalized set-top receivers.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 7: Goodwill and Intangible Assets

As discussed in Note 19, during the first quarter of 2012, we revised our reportable segments and now report DIRECTV Latin America as two reportable segments, Sky Brasil and PanAmericana. Accordingly, goodwill historically assigned to the DIRECTV Latin America segment has been restated to reflect the amounts attributable to each of these new reporting segments. The following table sets forth the changes in the carrying amounts of “Goodwill” in the Consolidated Balance Sheets by segment for the years ended December 31, 2011 and 2010:

	DIRECTV	DIRECTV Latin America		Sports Networks, Eliminations
	U.S.	Sky Brasil	PanAmericana	and Other	Total
	(Dollars in Millions)
Balance as of January 1, 2010	$3,167	$445	$211	$341	$4,164
Foreign currency translation adjustment	—	21	—	—	21
Acquisition accounting adjustments	9	—	—	(46)	(37)
Balance as of December 31, 2010	3,176	466	211	295	4,148
Foreign currency translation adjustment	—	(52)	—	—	(52)
Acquisition accounting adjustments	1	—	—	—	1
Balance as of December 31, 2011	$3,177	$414	$211	$295	$4,097

Satellite Rights

Sky Brasil has an agreement for the right to use a satellite should its existing leased satellite suffer a significant failure and replacement capacity is needed. During the first quarter of 2010, the satellite was launched and successfully placed into its assigned orbit, and we recorded the total obligation for the right to use the satellite of $116 million in “Intangible Assets” in the Consolidated Balance Sheets.  We made a $29 million payment during 2010 and we made the remaining $87 million payment during 2011.  The intangible asset is being amortized on a straight line basis over the 15-year term of the agreement.

The following table sets forth the components for “Intangible assets, net” in the Consolidated Balance Sheets at:

	Estimated Useful	December 31, 2011			December 31, 2010
	Lives (years)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
		(Dollars in Millions)
Orbital slots	Indefinite	$432	$—	$432	$432	$—	$432
Satellite rights	15	110	12	98	124	6	118
Subscriber related	5-10	402	353	49	443	317	126
Dealer network	15	130	108	22	130	99	31
Trade name and other	5-20	367	59	308	384	41	343
Distribution rights	7	—	—	—	334	310	24
Total intangible assets		$1,441	$532	$909	$1,847	$773	$1,074

Amortization expense of intangible assets was $136 million in 2011, $190 million in 2010 and $352 million in 2009.

Estimated amortization expense for intangible assets in each of the next five years and thereafter is as follows: $83 million in 2012; $42 million in 2013; $35 million in 2014; $27 million in 2015, $26 million in 2016 and $264 million thereafter.

We performed our annual impairment tests for goodwill and orbital slots in the fourth quarters of 2011, 2010 and 2009. The estimated fair values for each reporting unit and the orbital slots exceeded our carrying values, and accordingly, no impairment losses were recorded during 2011, 2010 or 2009. Additionally, there are no accumulated impairment losses as of December 31, 2011 and 2010.

Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

Note 8: Investments

Equity Method Investments

Sky Mexico.  DIRECTV accounts for the excess of the carrying value for its investment in Sky Mexico over DIRECTV’s share of Sky Mexico’s equity in memo accounts allocated to goodwill and definite lived intangibles attributable to affiliate and advertising relationships. We recognized $25 million in each of 2011, 2010 and 2009 of amortization on definite lived intangibles in equity earnings of Sky Mexico related to these assets.

Game Show Network.  As result of the Liberty Transaction on November 19, 2009, DIRECTV owned 65% of GSN. In March 2011, we sold a 5% ownership interest in GSN for $60 million in cash to our equity partner, reducing our ownership interest to 60%. We recognized a $25 million gain, $16 million after tax, on the sale in “Other, net” in the Consolidated Statements of Operations, which represents the difference between the selling price and the carrying amount of the portion of our equity method investment sold. Additionally, we entered into an agreement with our equity partner in GSN under which we have the right to require them to purchase an additional 18% interest in GSN through 2014 and in 2014, if we have not exercised that right, our equity partner in GSN has the right to require us to sell an additional 18% interest in GSN to them, in each case for an exercise price which exceeds our carrying value for that portion of the investment. Such exercise price is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of $234 million and a maximum price of $288 million. Due to certain governance arrangements which limit DIRECTV’s ability to control GSN, we account for GSN as an equity method investment.

DIRECTV accounts for the excess of the carrying value for its investment in GSN over DIRECTV’s share of GSN’s equity in memo accounts allocated to goodwill and definite lived intangibles attributable to affiliate and advertising relationships. We recognized $10 million in 2011, $12 million in 2010 and $1 million in 2009 of amortization on definite lived intangibles in equity earnings of GSN related to these assets.

Other. In April 2011, we sold an equity method investment for $55 million in cash. As a result of this sale, we recognized a $37 million gain, or $23 million after tax, on the sale in “Other, net” in the Consolidated Statements of Operations, which represents the difference between the selling price and the carrying amount of the equity method investment sold.

The following table sets forth the book value of our investments which we account for under the equity method of accounting:

	As of December 31,
	2011	2010
	(Dollars in Millions)
Sky Mexico	$490	$501
GSN	420	446
Other equity method investments	131	139
Total investments accounted for the equity method of accounting	$1,041	$1,086

The following table sets forth equity in earnings and losses of our investments accounted for under the equity method of accounting for the periods presented:

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Sky Mexico	$52	$33	$32
GSN	29	33	—
Other	28	24	19
Total equity earnings for investments accounted for under the equity method of accounting	$109	$90	$51

We received cash dividends of $104 million in 2011, $78 million in 2010 and $94 million in 2009 from companies that we account for under the equity method. Undistributed earnings from equity method investments were $256 million as of December 31, 2011 and $219 million as of December 31, 2010.

Marketable Equity Securities

The following table sets forth our cost basis, the current fair value and the accumulated unrealized gains (losses), net of taxes, included as part of accumulated other comprehensive income of our marketable equity securities:

	As of December 31,
	2011			2010
	Cost Basis	Fair Market Value	Accumulated Unrealized Gain (Loss), Net of Taxes	Cost Basis	Fair Market Value	Accumulated Unrealized Gain, Net of Taxes
	(Dollars in Millions)
Marketable equity securities in a gain position	$5	$11	$4	$14	$29	$9
Marketable equity securities in a loss position	8	6	(1)	—	—	—
Total marketable equity securities	$13	$17	$3	$14	$29	$9

Our marketable equity securities are classified as available-for-sale. We calculated the fair values based on quoted market prices of our investments, which is a Level 1 input under accounting standards for fair value measurement.

We sold marketable equity securities in cash for $1 million in 2011 and $9 million in 2010. As a result of these sales, we recognized a $1 million gain, $1 million after tax, in 2011 and a $6 million gain, $4 million after tax, in 2010 in “Other, net” in the Consolidated Statements of Operations, which represents the difference between the selling price and the cost basis of the marketable equity securities sold.

Non-Marketable Equity Securities

We had investments in non-marketable equity securities of $56 million as of December 31, 2011 and $45 million as of December 31, 2010, which were stated at cost.

We paid cash of $11 million in 2011 to acquire interests in companies we account for under the cost method of accounting.

Other Investments

In 2009, we recognized a $45 million charge for the other than temporary impairment of certain of our investments.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 9: Accounts Payable and Accrued Liabilities

The following represent significant components of “Accounts payable and accrued liabilities” in our Consolidated Balance Sheets as of December 31:

	2011	2010
	(Dollars in Millions)
Programming costs	$2,006	$1,751
Accounts payable	1,195	1,224
Payroll and employee benefits	307	272
Other	702	679
Total accounts payable and accrued liabilities	$4,210	$3,926

As of December 31, 2011, there were $68 million of amounts payable to vendors for property and equipment and $3 million of amounts payable for satellites in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets, which is considered a non-cash investing activity for purposes of the Consolidated Statements of Cash Flows for the year ended December 31, 2011.  As of December 31, 2010 there were $30 million of amounts payable to vendors for property and equipment and $17 million of amounts payable for satellites in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets, which is considered a non-cash investing activity for purposes of the Consolidated Statements of Cash Flows for the year ended December 31, 2010.

Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

Note 10: Debt

The following table sets forth our outstanding debt:

	December 31,
	2011	2010
	(Dollars in Millions)
Long-term debt
Senior notes	$13,464	$10,472
Short-term borrowings	—	38
Total debt	$13,464	$10,510

All of our senior notes were issued by DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., or the Co-Issuers, and have been registered under the Securities Act of 1933, as amended. On November 14, 2011, we entered into a series of Supplemental Indentures whereby DIRECTV agreed to fully guarantee all of the senior notes, jointly and severally with substantially all of DIRECTV Holdings LLC’s domestic subsidiaries. The Supplemental Indentures provide that DIRECTV unconditionally guarantees that the principal and interest on the respective senior notes will be paid in full when due and that the obligations of the Co-Issuers to the holders of the outstanding senior notes will be performed.

As a result of the guarantees, holders of the senior notes have the benefit of DIRECTV’s interests in the assets and related earnings of our operations that are not held through DIRECTV Holdings LLC and its subsidiaries. Those operations are primarily our direct-to-home digital television services throughout Latin America which are held by DIRECTV Latin America Holdings, Inc. and its subsidiaries and DIRECTV Sports Networks LLC and its subsidiaries which are comprised primarily of three regional sports television networks based in Seattle, Washington; Denver, Colorado and Pittsburgh, Pennsylvania.  However, the subsidiaries that own and operate DIRECTV Latin America Holding, Inc. and DIRECTV Sports Networks LLC have not guaranteed the senior notes.

The guarantees are unsecured senior obligations of DIRECTV and rank equally in right of payment with all of DIRECTV’s existing and future senior debt and rank senior in right of payment to all of DIRECTV’s future subordinated debt, if any.  The guarantees are effectively subordinated to all existing and future secured obligations, if any, of DIRECTV to the extent of the value of the assets securing the obligations.  DIRECTV will not be subject to the covenants contained in each indenture of the senior notes and our guarantees will terminate and be released on the terms set forth in each of the senior notes.

As of December 31, 2011, DIRECTV U.S. had the ability to borrow up to $2 billion under a revolving credit facility discussed below.

2011 Financing Transactions

On March 10, 2011, DIRECTV U.S. issued the following senior notes:

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.500% senior notes due 2016	$1,500	$1,497
5.000% senior notes due 2021	1,500	1,493
6.375% senior notes due 2041	1,000	1,000
	$4,000	$3,990

We incurred $24 million of debt issuance costs in connection with this transaction.

On March 17, 2011, DIRECTV U.S. purchased, pursuant to a tender offer, $341 million of its then outstanding $1,002 million of 6.375% senior notes due in 2015 at a price of 103.313%, plus accrued and unpaid interest, for a total of $358 million. On June 15, 2011, DIRECTV U.S. redeemed, pursuant to the terms of its indenture, the remaining $659 million of its outstanding 6.375% senior notes due 2015, at a price of 102.125%, plus accrued and unpaid interest, for a total of $694 million. The redemption of the 6.375% senior notes resulted in a 2011 pre-tax charge of $25 million, $16 million after tax, primarily for the premiums paid. The charge was recorded in “Other, net” in our Consolidated Statements of Operations.

2010 Financing Transactions

On August 17, 2010, pursuant to a registration statement, DIRECTV U.S. issued the following senior notes:

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.125% senior notes due in 2016	$750	$750
4.600% senior notes due in 2021	1,000	999
6.000% senior notes due in 2040	1,250	1,233
	$3,000	$2,982

We incurred $19 million of debt issuance costs in connection with these transactions.

On August 20, 2010, DIRECTV U.S. repaid the $1,220 million of remaining principal on Term Loans A and B of its senior secured credit facility. The repayment of Term Loans A and B resulted in a 2010 pre-tax charge of $7 million, $4 million after tax, resulting from the write-off of deferred debt issuance and other transaction costs. The charge was recorded in “Other, net” in our Consolidated Statements of Operations.

On March 11, 2010, DIRECTV U.S. issued the following senior notes:

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.550% senior notes due in 2015	$1,200	$1,199
5.200% senior notes due in 2020	1,300	1,298
6.350% senior notes due in 2040	500	499
	$3,000	$2,996

We incurred $17 million of debt issuance costs in connection with these transactions.

On March 16, 2010, DIRECTV U.S. repaid the $985 million of remaining principal on Term Loan C of its senior secured credit facility. The repayment of Term Loan C resulted in a 2010 pre-tax charge of $9 million, $6 million after tax, of which $6 million resulted from the write-off of unamortized discount and $3 million resulted from the write-off of deferred debt issuance and other transaction costs. The charge was recorded in “Other, net” in our Consolidated Statements of Operations.

2009 Financing Transactions

On September 22, 2009, DIRECTV U.S. issued the following senior notes:

	Principal	Proceeds, net of discount
	(Dollars in Millions)
4.750% senior notes due in 2014	$1,000	$997
5.875% senior notes due in 2019	1,000	993
	$2,000	$1,990

We incurred $14 million of debt issuance costs in connection with these transactions.

On September 22, 2009, DIRECTV U.S. purchased, pursuant to a tender offer, $583 million of its then outstanding $910 million of 8.375% senior notes at a price of 103.125% plus accrued and unpaid interest, for a total of $603 million. On October 23, 2009, DIRECTV U.S. redeemed, pursuant to the terms of its indenture, the remaining $327 million of its 8.375% senior notes at a price of 102.792% plus accrued and unpaid interest, for a total of $339 million. The redemption of the 8.375% senior notes resulted in a 2009 pre-tax charge of $34 million, $21 million after tax, of which $27 million resulted from the premium paid for redemption of our 8.375% senior notes and $7 million resulted from the write-off of deferred debt issuance and other transaction costs. The charge was recorded in “Other, net” in our Consolidated Statements of Operations.

Senior Notes.  The following table sets forth our outstanding senior notes balance as of December 31:

	Principal amount	Carrying value, net of unamortized original issue discounts or including premiums
	2011	2011	2010
	(Dollars in Millions)
4.750% senior notes due in 2014	$1,000	$999	$998
3.550% senior notes due in 2015	1,200	1,199	1,199
6.375% senior notes due in 2015	—	—	1,002
3.125% senior notes due in 2016	750	750	750
3.500% senior notes due in 2016	1,500	1,498	—
7.625% senior notes due in 2016	1,500	1,500	1,500
5.875% senior notes due in 2019	1,000	994	994
5.200% senior notes due in 2020	1,300	1,298	1,298
4.600% senior notes due in 2021	1,000	999	999
5.000% senior notes due in 2021	1,500	1,494	—
6.350% senior notes due in 2040	500	499	499
6.000% senior notes due in 2040	1,250	1,234	1,233
6.375% senior notes due in 2041	1,000	1,000	—
Total senior notes	$13,500	$13,464	$10,472

The fair value of our senior notes was approximately $14,512 million at December 31, 2011 and $10,881 million at December 31, 2010. We calculated the fair values based on quoted market prices of our senior notes, which is a Level 1 input under the accounting guidance for fair value measurements of assets and liabilities.

Collar Loan

As part of the Liberty Transaction on November 19, 2009, we assumed a credit facility and related equity collars, which we refer to as the Collar Loan. From the acquisition date to December 31, 2009, we repaid a total of $751 million, including $676 million in principal payments and $75 million in payments to settle a portion of the equity collars. We also recorded a $105 million loss during the year ended December 31, 2009 in “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations related to the partial settlement of the collar and the adjustment of the remaining collar derivative financial instruments to their fair value as of December 31, 2009 to a liability of $400 million. During the first quarter of 2010, we paid $1,537 million to repay the remaining principal balance and accrued interest on the credit facility, and to settle the equity collars. As a result, we recorded a gain of $67 million in “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations in the first quarter of 2010 related to the Collar Loan.

Revolving Credit Facility

In February 2011, DIRECTV U.S.’ $500 million, six-year senior secured credit facility was terminated and replaced with a five-year, $2 billion revolving credit facility. We pay a commitment fee of 0.30% per year for the unused commitment under the revolving credit facility, and borrowings will bear interest at an annual rate of (i) the London interbank offer rate (LIBOR) (or for Euro advances the EURIBOR rate) plus 1.50% or at our option (ii) the higher of the prime rate plus 0.50% or the Fed Funds Rate plus 1.00%. The commitment fee and the annual interest rate may be increased or decreased under certain conditions, which include changes in DIRECTV U.S.’ long-term, unsecured debt ratings. The revolving credit facility has been fully and unconditionally guaranteed, jointly and severally, by substantially all of DIRECTV U.S.’ domestic subsidiaries on a senior unsecured basis. In January 2012, we borrowed $400 million under the revolving credit facility.

Our senior notes payable mature as follows: $1,000 million in 2014, $1,200 million in 2015, $3,750 million in 2016 and $7,550 million thereafter. The amount of interest accrued related to our outstanding debt was $201 million at December 31, 2011 and $138 million at December 31, 2010.

Covenants and Restrictions.  The revolving credit facility requires DIRECTV U.S. to maintain at the end of each fiscal quarter a specified ratio of indebtedness to adjusted net income. The revolving credit facility also includes covenants that restrict DIRECTV U.S.’ ability to, among other things, (i) incur additional subsidiary indebtedness, (ii) incur liens, (iii) enter into certain transactions with affiliates, (iv) merge or consolidate with another entity, (v) sell, assign, lease or otherwise dispose of all or substantially all of its assets, and (vi) change its lines of business. Additionally, the senior notes contain restrictive covenants that are similar. Should DIRECTV U.S. fail to comply with these covenants, all or a portion of its borrowings under the senior notes could become immediately payable and its revolving credit facility could be terminated. As of December 31, 2011, management believes DIRECTV U.S. was in compliance with all such covenants. The senior notes and revolving credit facility also provide that the borrowings may be required to be prepaid if certain change-in-control events occur.

Restricted Cash.  Restricted cash of $30 million as of December 31, 2011 and $70 million as of December 31, 2010 was included as part of “Prepaid expenses and other” in our Consolidated Balance Sheets. These amounts secure our letter of credit obligations and collateralize an international loan. Restrictions on the cash will be removed as the letters of credit expire and the loan is repaid.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 11: Income Taxes

We base our income tax expense or benefit on reported “Income before income taxes.” Deferred income tax assets and liabilities reflect the impact of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes, as measured by applying currently enacted tax laws.

Our income tax expense consisted of the following for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
Current tax expense:
U.S. federal	$631	$391	$308
Foreign	253	227	97
State and local	107	20	63
Total	991	638	468
Deferred tax expense (benefit):
U.S. federal	284	596	309
Foreign	59	(118)	(1)
State and local	14	86	51
Total	357	564	359
Total income tax expense	$1,348	$1,202	$827

“Income before income taxes” in the Consolidated Statements of Operations included the following components for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
U.S. income	$3,044	$2,809	$1,446
Foreign income	940	705	388
Total	$3,984	$3,514	$1,834

Our income tax expense was different than the amount computed using the U.S. federal statutory income tax rate for the reasons set forth in the following table for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
Expected expense at U.S. federal statutory income tax rate	$1,394	$1,230	$642
U.S. state and local income tax expense, net of federal benefit	75	106	77
Liberty Transaction charges not recoverable	1	4	127
Change in unrecognized tax benefits	40	(40)	21
Noncontrolling interests in partnership earnings and taxes	2	(44)	(30)
Foreign taxes, net of federal tax benefits	(82)	9	(31)
Change in valuation allowance	(40)	(32)	33
Multistate tax planning	—	(20)	—
Tax credits	(47)	(7)	(3)
Other	5	(4)	(9)
Total income tax expense	$1,348	$1,202	$827

Temporary differences and carryforwards that gave rise to deferred tax assets and liabilities at December 31 were as follows:

	2011		2010
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	(Dollars in Millions)
Accruals and advances	$418	$268	$366	$168
Prepaid expenses	—	34	—	39
State taxes	73	—	75	—
Depreciation, amortization and asset impairment charges	—	1,155	—	723
Net operating loss and tax credit carryforwards	610	—	533	—
Programming contract liabilities	48	—	59	—
Unrealized foreign exchange gains or losses	—	105	—	146
Tax basis differences in investments and affiliates	91	804	74	861
Other	6	5	11	8
Subtotal	1,246	2,371	1,118	1,945
Valuation allowance	(466)	—	(504)	—
Total deferred taxes	$780	$2,371	$614	$1,945

Included in “Investments and other assets” in the Consolidated Balance Sheets are $210 million at December 31, 2011 and $320 million at December 31, 2010 of noncurrent deferred tax assets. Also included in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets are $92 million at December 31, 2011 and $34 million at December 31, 2010 of current deferred tax liabilities.

We assessed the deferred tax assets for the respective periods for recoverability and, where applicable, we recorded a valuation allowance to reduce the total deferred tax assets to an amount that will, more likely than not, be realized in the future.

The valuation allowance balances of $466 million at December 31, 2011 and $504 million at December 31, 2010, are primarily attributable to unused foreign operating losses and unused capital losses, both of which are available for carry forward. For the year ended December 31, 2011, the decrease in the valuation allowance was primarily attributable to a reduction in the deferred tax asset on Brazilian net operating loss carryfowards as a result of currency fluctuations.

Although realization is not assured, we have concluded that it is more likely than not that our unreserved deferred tax assets will be realized in the ordinary course of operations based on available positive and negative evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The underlying assumptions we use in forecasting future taxable income require significant judgment and take into account our recent performance.

As of December 31, 2011, we have $27 million of federal net operating loss carryforward which expires between 2027 and 2028. The utilization of the federal net operating loss carryforward is subject to an annual limitation under Section 382 of the Internal Revenue Code, however we believe that we will have sufficient taxable income during the limitation period to utilize all of the carryforward. We also have foreign tax credit carryovers of $126 million which expire between 2019 and 2021, California research tax credits of $25 million which can be carried forward indefinitely, state net operating loss carryforwards of $30 million which expire between 2029 and 2030, and approximately $2 billion of foreign net operating losses that are primarily attributable to operations in Brazil with varying expiration dates.

As a result of closing of the parallel exchange process in Venezuela in May 2010, we have been unable to repatriate excess cash balances. As of December 31, 2011, the cumulative amount of earnings upon which U.S. income taxes have not been provided is approximately $298 million.  Should these earnings be distributed in the form of dividends, the distributions would be subject to U.S. federal income tax at the statutory rate of 35 percent, less foreign tax credits available to offset such distributions.  Because the time or manner of repatriation is uncertain, we cannot determine the impact of local taxes, withholding taxes and foreign tax credits associated with the future repatriation of such earnings and therefore cannot quantify the tax liability.

No income tax provision has been made for the portion of undistributed earnings of foreign subsidiaries, excluding Venezuela, deemed permanently reinvested that amounted to approximately $7 million in 2011. It is not practicable to determine the amount of the unrecognized deferred tax liability related to the investments in these foreign subsidiaries.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(Dollars in Millions)
Gross unrecognized tax benefits at January 1, 2009	$363
Increases in tax positions for prior years	41
Decreases in tax positions for prior years	(15)
Increases in tax positions for the current year	147
Settlements	(9)
Gross unrecognized tax benefits at December 31, 2009	527
Increases in tax positions for prior years	7
Decreases in tax positions for prior years	(207)
Increases in tax positions for the current year	35
Gross unrecognized tax benefits at December 31, 2010	362
Increases in tax positions for prior years	17
Decreases in tax positions for prior years	(4)
Increases in tax positions for the current year	15
Gross unrecognized tax benefits at December 31, 2011	$390

We previously reported the increases and decreases in tax positions for prior years on a net basis.

As of December 31, 2011, our unrecognized tax benefits totaled $390 million, including $327 million of tax positions the recognition of which would affect the annual effective income tax rate.

We recorded interest and penalties accrued related to unrecognized tax benefits of $16 million in 2011, $21 million in 2010 and $10 million in 2009 in “Income tax expense” in the Consolidated Statements of Operations.  We have accrued, as part of our liability for unrecognized tax benefits, interest and penalties of $67 million as of December 31, 2011, and $51 million as of December 31, 2010.

We file numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. For U.S. federal tax purposes, the tax year 2010 remains open for examination. The California tax years 1994 through 2010 remain open to examination and the income tax returns in the other state and foreign tax jurisdictions in which we have operations are generally subject to examination for a period of three to five years after filing of the respective return.

We engage in continuous discussions and negotiations with federal, state, and foreign taxing authorities and reevaluate our uncertain tax positions, and, while it is often difficult to predict the final outcome or the timing of resolution of any particular tax matter or tax position, we believe that it is reasonably possible that our unrecognized tax benefits could decrease by up to approximately $180 million during the next twelve months.

Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations
Capital Lease Obligations

Note 12: Capital Lease Obligations

The following table sets forth total minimum lease payments under capital leases for satellites and vehicles along with the present value of the net minimum lease payments as of December 31, 2011:

(Dollars in Millions)
2012	$95
2013	93
2014	89
2015	81
2016	75
Thereafter	363
Total minimum lease payments	796
Less: Amount representing interest	251
Present value of net minimum lease payments	$545

Assets held under capitalized leases are included in “Satellites, net” and “Property and Equipment, net” in our Consolidated Balance Sheets. We had the following assets held under capital leases as of December 31:

	2011	2010
	(Dollars in Millions)
Satellites under capital leases	$527	$554
Less: Accumulated amortization	(140)	(106)
Satellites, net under capital leases	$387	$448
Property and equipment under capital leases	$104	$93
Less: Accumulated amortization	(38)	(22)
Property and equipment, net under capital leases	$66	$71

Excluded from the table above are future payments for ISDLA-1 and ISDLA-2, satellites currently under construction for DIRECTV Latin America, which we expect to account for as capital leases at the time they are placed into service. See Note 20 for further discussion.

We paid interest for capital leases of $51 million in 2011, $55 million in 2010 and $56 million in 2009.

Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Plans
Pension and Other Postretirement Benefit Plans

Note 13: Pension and Other Postretirement Benefit Plans

Most of our employees are eligible to participate in our funded non-contributory defined benefit pension plan, which provides defined benefits based on either years of service and final average salary, or eligible compensation while employed by us. Additionally, we maintain a funded contributory defined benefit plan for employees who elected to participate prior to 1991, and an unfunded, nonqualified pension plan for certain eligible employees. For participants in the contributory pension plan, we also maintain a postretirement benefit plan for those retirees eligible to participate in health care and life insurance benefits generally until they reach age 65. Participants may become eligible for these health care and life insurance benefits if they retire from our company between the ages of 55 and 65. The health care plan is contributory with participants’ contributions subject to adjustment annually; the life insurance plan is non-contributory.

The components of the pension benefit obligation and the other postretirement benefit obligation, including amounts recognized in the Consolidated Balance Sheets, are shown below for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Millions)
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	$521	$498	$21	$21
Service cost	25	19	1	1
Interest cost	29	28	1	1
Plan participants’ contributions	1	1	—	—
Actuarial loss	43	11	1	1
Benefits paid	(36)	(35)	(1)	(3)
Change in plan	—	(1)	—	—
Net benefit obligation at end of year	583	521	23	21
Change in Plan Assets
Fair value of plan assets at beginning of year	429	374	—	—
Actual return on plan assets	15	45	—	—
Employer contributions	40	45	1	3
Benefits paid	(36)	(35)	(1)	(3)
Fair value of plan assets at end of year	448	429	—	—
Funded status at end of year	$(135)	$(92)	$(23)	$(21)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	$(6)	$(5)	$(2)	$(2)
Other liabilities and deferred credits	(129)	(87)	(21)	(19)
Deferred tax assets	94	74	1	—
Accumulated other comprehensive loss	149	122	2	—
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	147	119	2	—
Unamortized amount resulting from changes in defined benefit plan provisions, net of taxes	2	3	—	—
Total	$149	$122	$2	$—

We estimate that the following amounts will be amortized from accumulated other comprehensive income into net periodic benefit cost during the year ending December 31, 2012:

	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
Expense resulting from changes in plan experience and actuarial assumptions	$19	$—
Expense resulting from changes in plan provisions	1	—

The accumulated benefit obligation for all pension plans was $531 million at December 31, 2011 and $479 million as of December 31, 2010.

Information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31:

	2011	2010
	(Dollars in Millions)
Accumulated benefit obligation	$531	$62
Fair value of plan assets	448	—

Information for pension plans with a projected benefit obligation in excess of plan assets at December 31:

	2011	2010
	(Dollars in Millions)
Projected benefit obligation	$583	$521
Fair value of plan assets	448	429

Components of net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Components of net periodic benefit cost
Benefits earned during the year	$25	$19	$16	$1	$1	$—
Interest accrued on benefits earned in prior years	29	28	28	1	1	1
Expected return on plan assets	(34)	(32)	(30)	—	—	—
Amortization components
Amount resulting from changes in plan provisions	1	1	1	—	(1)	—
Net amount resulting from changes in plan experience and actuarial assumptions	14	14	8	—	—	—
Net periodic benefit cost	$35	$30	$23	$2	$1	$1

Assumptions

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
Discount rate—Qualified Plans	4.99%	5.59%	4.48%	4.99%
Discount rate—Non-Qualified Plans	4.92%	5.54%	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Discount rate—Qualified Plan	5.59%	5.64%	6.06%	4.99%	5.21%	5.88%
Discount rate—Non-Qualified Plans	5.54%	5.63%	6.04%	—	—	—
Expected long-term return on plan assets	8.00%	8.25%	8.25%	—	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

We base our expected long-term return on plan assets assumption on a periodic review and modeling of the plans’ asset allocation and liability structure over a long-term horizon. Expectations of returns for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data and economic/financial market theory.

The following table provides assumed health care costs trend rates:

	2011	2010
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that trend rate reaches the ultimate trend rate	2017	2017

Plan Assets

Our investment policy includes various guidelines and procedures designed to ensure we invest assets in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges by major asset categories. The policy range for plan assets are 20% to 60% equity securities, 30% to 50% debt securities, 0% to 40% alternatives and other types of investments.

The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans’ actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The investment policy is periodically reviewed by us and a designated third-party fiduciary for investment matters. We establish and administer the policy in a manner so as to comply at all times with applicable government regulations.

The fair value measurements of the plan assets as of December 31, 2011 were as follows:

	Fair Value Measurements as of
	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$3	$3	$—	$—	1%
Equity securities:
U.S. large-cap	75	—	75	—	17%
U.S. mid-cap growth	17	—	17	—	3%
International large-cap value	92	—	92	—	21%
Domestic real estate	23	—	23	—	5%
Fixed income	165	—	165	—	37%
Partnership and joint venture interests	30	—	—	30	7%
Insurance contracts at contract value	2	—	2	—	—%
Other types of investments	41	—	41	—	9%
Total	$448	$3	$415	$30	100%

The fair value measurements of the plan assets as of December 31, 2010 were as follows:

	Fair Value Measurements as of
	Balance at December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$1	$1	$—	$—	—%
Equity securities:
U.S. large-cap	125	—	125	—	29%
U.S. mid-cap growth	34	—	34	—	8%
International large-cap value	60	—	60	—	14%
Domestic real estate	20	—	20	—	5%
Fixed income	159	—	159	—	37%
Partnership and joint venture interests	28	—	—	28	7%
Insurance contracts at contract value	2	—	2	—	—%
Total	$429	$1	$400	$28	100%

There were no shares of our common stock included in plan assets as of December 31, 2011 and 2010.

The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during 2010 and 2011 due to the following:

Partnerships and Joint Venture Interests
(Dollars in Millions)
Balance as of January 1, 2010	$21
Unrealized gains	4
Purchases and sales	3
Balance as of December 31, 2010	28
Realized losses	(1)
Unrealized gains	5
Purchases and sales	(2)
Balance at December 31, 2011	$30

Cash Flows

Contributions

We expect to contribute approximately $15 million to our qualified pension plans and make payments of $6 million to our nonqualified pension plan participants in 2012.

Estimated Future Benefit Payments

We expect the following benefit payments, which reflect expected future service, as appropriate, to be paid by the plans during the years ending December 31:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
2012	$44	$2
2013	47	2
2014	49	2
2015	45	2
2016	47	2
2017-2021	260	11

We maintain 401(k) plans for qualified employees. We match a portion of our employee contributions and our match amounted to $28 million in 2011, $23 million in 2010 and $16 million in 2009.

We have disclosed certain amounts associated with estimated future postretirement benefits other than pensions and characterized such amounts as “other postretirement benefit obligation.” Notwithstanding the recording of such amounts and the use of these terms, we do not admit or otherwise acknowledge that such amounts or existing postretirement benefit plans of our company (other than pensions) represent legally enforceable liabilities of us.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

Note 14: Stockholders’ Equity

Capital Stock and Additional Paid-In Capital

Our certificate of incorporation, as amended in April 2011, provides for the following capital stock: Class A common stock, par value $0.01 per share, 3,947,000,000 shares authorized; Class B common stock, par value $0.01 per share, 3,000,000 shares authorized; and preferred stock, par value $0.01 per share, 50,000,000 shares authorized. As of December 31, 2011, there were no shares outstanding of the Class B common stock or preferred stock.

Following completion of the Liberty Transaction in November 2009, DIRECTV had two classes of common stock outstanding: Class A common stock and Class B common stock. As discussed in more detail below, in April 2010, we entered into an agreement with the Malones, under which they exchanged 21.8 million shares of Class B common stock, which was all of the outstanding Class B shares, for Class A common stock. The DIRECTV Class A common stock is entitled to one vote per share and trades on the NASDAQ Global Select Market, or NASDAQ, under the ticker “DTV”. DIRECTV Group common stock has been delisted and no longer trades on NASDAQ. The DIRECTV Class B common stock was entitled to fifteen votes per common share and was not listed on any stock exchange or automated dealer quotation system.

Malone Transaction

In April 2010, we entered into an agreement with Dr. John Malone and his family, or the Malones, under which they exchanged 21.8 million shares of high-vote Class B common stock, which was all of the outstanding Class B shares, for 26.5 million shares of Class A common stock, resulting in the reduction of the Malones’ voting interest in DIRECTV from approximately 24% to approximately 3%. The number of Class A shares issued was determined as follows: one share of Class A common stock for each share of Class B common stock held, plus an additional number of Class A shares with a fair value of $160 million based on the then current market price of the Class A common stock. We accounted for the common stock exchange pursuant to accounting standards for induced conversions, as described in Note 15 of the Notes to the Consolidated Financial Statements. There have been no Class B shares outstanding since the completion of the Malone Transaction on June 16, 2010.

We accounted for the exchange of DIRECTV Class B common stock into DIRECTV Class A common stock pursuant to accounting standards for induced conversions, whereby the $160 million in incremental DIRECTV Class A common stock issued to the former DIRECTV Class B stockholders has been deducted from earnings attributable to DIRECTV Class A stockholders for purposes of calculating earnings per share in the Consolidated Statements of Operations. This adjustment had the effect of reducing diluted earnings per DIRECTV Class A common share by $0.18 for the year ended December 31, 2010.

Share Repurchase Program

Since 2006 our Board of Directors has approved multiple authorizations for the repurchase of our common stock, the most recent of which was announced in the first quarter of 2012, authorizing share repurchases of up to an additional $6 billion. The authorizations allow us to repurchase our common stock from time to time through open market purchases and negotiated transactions, or otherwise. The timing, nature and amount of such transactions will depend on a variety of factors, including market conditions, and the program may be suspended, discontinued or accelerated at any time. The sources of funds for the purchases under the remaining authorizations are our existing cash on hand, cash from operations and potential additional borrowings. Purchases are made in the open market, through block trades and other negotiated transactions. Repurchased shares are retired, but remain authorized for registration and issuance in the future.

The following table sets forth information regarding shares repurchased and retired for the years ended December 31:

	2011	2010	2009
	(Amounts in Millions, Except Per Share Amounts)
Total cost of repurchased and retired shares	$5,455	$5,179	$1,696
Average price per share	45.78	38.20	23.79
Number of shares repurchased and retired	119	136	71

Of the $5,455 million in repurchases during the year ended December 31, 2011, $27 million were paid for in January 2012. Of the $5,179 million in repurchases during the year ended December 31, 2010, $68 million were paid for in January 2011.  Amounts repurchased but settled subsequent to the end of such periods are considered non-cash financing activities and are excluded from the Consolidated Statements of Cash Flows.

Other Comprehensive Income

The following represents the components of OCI, net of taxes, for the years ended December 31:

	2011			2010			2009
	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount
	(Dollars in Millions)
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions	$(49)	$(19)	$(30)	$13	$5	$8	$(3)	$(1)	$(2)
Amortization of amounts resulting from changes in defined benefit plan provisions	2	1	1	—	—	—	—	—	—
Cumulative effect of change in functional currency at Sky Brasil	—	—	—	—	—	—	(181)	(69)	(112)
Foreign currency translation activity during the period	(153)	(59)	(94)	32	12	20	290	111	179
Unrealized holding gains (losses) on securities	(10)	(4)	(6)	6	2	4	11	4	7
Less: reclassification adjustment for net gains recognized during period	—	—	—	(5)	(2)	(3)	—	—	—

Accumulated Other Comprehensive Loss

The following represent the components of “Accumulated other comprehensive loss” in our Consolidated Balance Sheets as of December 31:

	2011	2010
	(Dollars in Millions)
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	$(149)	$(119)
Unamortized amount resulting from changes in defined benefit plan provisions, net of tax	(2)	(3)
Accumulated unrealized gains on securities, net of tax	3	9
Accumulated foreign currency translation adjustments	(8)	86
Total accumulated other comprehensive loss	$(156)	$(27)

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Earnings Per Common Share

Note 15: Earnings Per Common Share

Earnings per share has been computed using the number of outstanding shares of DIRECTV Group common stock from January 1, 2009 through November 19, 2009, and based on the outstanding shares of DIRECTV Class A common stock from November 20, 2009 through December 31, 2011 and Class B common stock from November 20, 2009 through June 16, 2010. See Note 4 for additional information regarding the Liberty Transaction and Note 14 for additional information regarding the Malone Transaction.

We compute basic earnings per common share, or EPS, by dividing net income by the weighted average number of common shares outstanding for the period.

Diluted EPS considers the effect of common equivalent shares, which consist entirely of common stock options and unvested restricted stock units issued to employees. In the computation of diluted EPS under the treasury stock method, the amount of assumed proceeds from restricted stock units and common stock options includes the amount of compensation cost attributable to future services not yet recognized, proceeds from the exercise of the options and the incremental income tax benefit or liability as if the awards were exercised or distributed during the period. We exclude common equivalent shares from the computation in loss periods as their effect would be antidilutive and we exclude common stock options from the computation of diluted EPS when their exercise price is greater than the average market price of our common stock. The following table sets forth the number of common stock options excluded from the computation of diluted EPS because the options’ exercise prices were greater than the average market price of our common stock during the years presented:

	December 31,
	2011	2010	2009
	(Shares in Millions)
Common stock options excluded	—	—	16

No DIRECTV Class B common stock options have been issued.

From November 20, 2009 to June 16, 2010, we allocated “Net income attributable to DIRECTV” in the Consolidated Statements of Operations to the DIRECTV Class A and DIRECTV Class B common stockholders based on the weighted average shares outstanding for each class through the close of the Malone Transaction on June 16, 2010. After the close of the Malone Transaction we allocate all net income attributable to DIRECTV to the DIRECTV Class A stockholders. At the close of the transaction, we exchanged 21.8 million shares of DIRECTV Class B common stock, which represented all of the issued and outstanding DIRECTV Class B common stock, for 26.5 million shares of DIRECTV Class A common stock. We determined the number of shares of DIRECTV Class A common stock to be exchanged as follows: one share of DIRECTV Class A common stock for each share of DIRECTV Class B common stock held, plus an additional number of DIRECTV Class A shares with a fair value of $160 million based on the market price of the DIRECTV Class A common stock at the time of the agreement on April 6, 2010. We included the $160 million in income attributable to DIRECTV Class B common stockholders. For the years ended December 31, 2011, 2010 and 2009, there were no dilutive securities outstanding for the DIRECTV Class B common stock. See Note 14 of the Notes to the Consolidated Financial Statements for a further discussion of the Malone Transaction.

The reconciliation of the amounts used in the basic and diluted EPS computation was as follows:

	Income	Shares	Per Share Amounts
	(Dollars and Shares in Millions, Except Per Share Amounts)
Year Ended December 31, 2011:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,609	$747	$3.49
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	5	(0.02)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,609	$752	$3.47
Year Ended December 31, 2010:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,014	$870	$2.31
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	6	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,014	$876	$2.30
DIRECTV Class B Common Stock:
Basic and diluted EPS
Net income attributable to DIRECTV Class B common stockholders, including $160 million exchange inducement value for the Malone Transaction	$184	$22	$8.44
Year Ended December 31, 2009:
DIRECTV Class A Common Stock (DIRECTV Group common stock for period from January 1, 2009 through November 19, 2009):
Basic EPS
Net income attributable to DIRECTV	$942	$982	$0.96
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	7	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV	$942	$989	$0.95
DIRECTV Class B Common Stock:
Net income attributable to DIRECTV Class B common stockholders	$—	$22	$(0.02)

Share-Based Payment	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Share-Based Payment

Note 16: Share-Based Payment

As a result of the Liberty Transaction completed on November 19, 2009, DIRECTV assumed share based payment awards granted under plans of both the DIRECTV Group and LEI. See Note 4 for additional information regarding the Liberty Transaction.

Under The DIRECTV Group, Inc. Amended and Restated 2004 Stock Plan, or the DIRECTV Plan, as approved by DIRECTV Group stockholders on June 5, 2007, shares, rights or options to acquire up to 21 million shares of common stock plus the number of shares that were granted under a former plan but which, after December 22, 2003 are forfeited, expire or are canceled without the delivery of shares of common stock or otherwise result in the return of such shares to us, were authorized for grant through June 4, 2017, subject to the approval of the Compensation Committee of our Board of Directors.

As part of the Liberty Transaction on November 19, 2009, we assumed the Liberty Entertainment Transitional Stock Plan, or the LEI Plan. Under the LEI Plan, we assumed 16.7 million stock options and stock appreciation rights, or SARs, and issued 1.1 million shares of Class A common stock to holders of restricted stock units issued under the LEI Plan. We are authorized to issue shares, rights or options to acquire up to 21 million shares of common stock under the LEI Plan. Equity instruments from the LEI Plan that are forfeited, expire or are canceled without the delivery of shares of common stock or otherwise result in the return of such shares to us will be authorized for grant subject to the approval of the Compensation Committee of our Board of Directors.

Under both the DIRECTV Plan and the LEI Plan, we issue new shares of our Class A common stock when restricted stock units are distributed and when stock options are exercised.

Restricted Stock Units

The Compensation Committee has granted restricted stock units under our stock plans to certain of our employees and executives. Annual awards are mostly performance based, vest over three years and provide for final payments in shares of our Class A common stock. Final payment can be reduced or increased from the target award amounts based on our performance over a three-year performance period in comparison with pre-established targets. We determine the fair value of restricted stock units based on the closing stock price of our Class A common shares on the date of grant.

Changes in the status of outstanding restricted stock units were as follows:

	Stock Units	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	8,217,559	$25.74
Granted	2,387,908	41.14
Vested and distributed	(2,723,303)	23.40
Forfeited	(286,272)	33.05
Nonvested at December 31, 2011	7,595,892	$31.35
Vested and expected to vest at December 31, 2011	7,374,625	$31.35

The weighted average grant-date fair value of restricted stock units granted during the year ended December 31, 2010 was $30.83. The weighted average grant-date fair value of restricted stock units granted during the year ended December 31, 2009 was $21.57.

The total fair value of restricted stock units vested and distributed was $125 million during the year ended December 31, 2011, $81 million during the year ended December 31, 2010 and $52 million during the year ended December 31, 2009.

Stock Options

The Compensation Committee has also granted stock options to acquire our Class A common stock under our stock plans to certain of our employees and executives. The exercise price of options granted is equal to at least 100% of the fair market value of the common stock on the date the options were granted. These nonqualified options generally vest over one to five years, expire seven to ten years from date of grant and are subject to earlier termination under certain conditions.

Changes in the status of outstanding options were as follows:

	Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in millions)
Outstanding at January 1, 2011	4,552,677	$23.41
Exercised	(1,156,494)	23.26
Forfeited or expired	(31,673)	45.48
Outstanding at December 31, 2011	3,364,510	$23.21	6.4	$66
Vested and expected to vest at December 31, 2011	3,364,510	$23.21	6.4	$66
Exercisable at December 31, 2011	3,027,477	$22.04	6.2	$63

The total intrinsic value of options exercised was $24 million during the year ended December 31, 2011, $221 million during the year ended December 31, 2010 and $144 million during the year ended December 31, 2009, based on the intrinsic value of individual awards on the date of exercise.

The following table presents the estimated weighted average fair value as of November 19, 2009 of the 16.7 million stock options and stock appreciation rights assumed under the LEI Plan as part of the Liberty Transaction using the Black-Scholes valuation model, along with the assumptions used in the fair value calculations. Expected stock volatility is based primarily on the historical volatility of our common stock. The risk-free rate for periods within the contractual lives of the options are based on the U.S. Treasury yield curve in effect at the time of grant. The expected option life is based on historical exercise behavior, the contractual life of the awards, and other factors.

November 19, 2009
Average estimated fair value per equity instrument assumed	$14.17
Average exercise price per equity instrument assumed	$18.90
Expected stock volatility	24.7%
Range of risk-free interest rates	0.16 - 2.87%
Range of expected option lives (in years)	0.7 - 7.5

The intrinsic value of awards assumed under the LEI Plan which were exercised was $8 million during the year ended December 31, 2011, $145 million during the year ended December 31, 2010 and $87 million during the year ended December 31, 2009.

The holders of the majority of the equity instruments assumed as a result of the Liberty Transaction did not become DIRECTV employees or directors. Accordingly, we recognize those equity instruments as a liability that is subject to fair value measurement at each reporting date pursuant to accounting rules for non-employee awards. We include that liability within “Other liabilities and deferred credits” in our Consolidated Balance Sheets. Of the 16.7 million equity instruments assumed on November 19, 2009, 8.8 million were held by persons other than employees or directors. As of December 31, 2010, there were 1.0 million non-employee awards outstanding with a fair value of approximately $22 million. As of December 31, 2011, 0.6 million non-employee awards remained outstanding with a fair value of approximately $15 million. We recorded net losses of $4 million during the year ended December 31, 2011 and $11 million during the year ended December 31, 2010 to “Other, net” in the Consolidated Statements of Operations for gains and losses recognized for exercised options and the adjustment of the liability to fair value. We recorded a net loss of $6 million during the year ended December 31, 2009 to “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations for gains and losses recognized for exercised options and the adjustment of the liability to fair value.

The following table presents the estimated weighted average fair value as of December 31, 2011, 2010 and 2009 for the equity instruments issued to persons other than employees and directors carried as a liability using the Black-Scholes valuation model along with the assumptions used in the fair value calculations. Expected stock volatility is based primarily on the historical volatility of our common stock. The risk-free rate for periods within the contractual lives of the options are based on the U.S. Treasury yield curve in effect at the time of grant. The expected option life is based on the contractual life of the awards.

	December 31, 2011	December 31, 2010	December 31, 2009
Average estimated fair value per equity instrument assumed	$26.63	$22.52	$15.19
Average exercise price per equity instrument assumed	$16.51	$19.34	$20.06
Expected stock volatility	27.5%	26.5%	25.2%
Range of risk-free interest rates	0.06 - .83%	0.07 - 2.01%	0.19 - 3.34%
Range of expected option lives (in years)	0.5 - 5.4	0.1 - 6.4	0.6 - 7.4

The following table presents the estimated weighted average fair value for the 1.0 million stock options granted during the year ended December 31, 2010 under the DIRECTV Plan using the Black-Scholes valuation model along with the assumptions used in the fair value calculations. Expected stock volatility is based primarily on the historical volatility of our common stock. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected option life is based on historical exercise behavior and other factors.

2010
Estimated fair value per option granted	$12.36
Average exercise price per option granted	$33.74
Expected stock volatility	26.9%
Risk-free interest rate	3.35%
Expected option life (in years)	7.0

There were no stock options granted under the DIRECTV Plan during the years ended December 31, 2011 and December 31, 2009.

The following table presents amounts recorded related to share-based compensation:

	For the Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Share-based compensation expense recognized	$103	$82	$55
Tax benefits associated with share-based compensation expense	40	31	21
Actual tax benefits realized for the deduction of share-based compensation expense	54	60	42
Proceeds received from stock options exercised	—	38	35

As of December 31, 2011, there was $98 million of total unrecognized compensation expense related to unvested restricted stock units and stock options that we expect to recognize as follows: $71 million in 2012 and $27 million in 2013.

Beginning in 2009, we implemented a net exercise plan pursuant to which we only issue new shares in connection with employee option exercises equal to the intrinsic value of the exercised award on the exercise date reduced by the amount of statutory employee withholding taxes and divided by the current market price of the our common stock. As a result, we no longer receive cash in connection with the exercise of most stock options, but rather issue significantly fewer shares. In addition, the company is required to pay the employee withholding taxes to taxing authorities, the cash payments for which are reported in “Taxes paid in lieu of shares issued for share-based compensation” in the Consolidated Statements of Cash Flows.

Other Income and Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Expenses
Other Income and Expenses

Note 17: Other Income and Expenses

The following table summarizes the components of “Other, net” in our Consolidated Statements of Operations for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
Equity in earnings from unconsolidated affiliates	$109	$90	$51
Net foreign currency transaction gain (loss)	(50)	11	62
Loss from impairment of investments	—	—	(45)
Fair-value adjustment loss on non-employee stock awards	(4)	(11)	—
Loss on early extinguishment of debt	(25)	(16)	(34)
Net gain from sale of investments	63	6	—
Other	(9)	(11)	—
Total other, net	$84	$69	$34

See Note 8 regarding equity method investments and net gains and losses recorded on the sale of investments.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Related-Party Transactions

Note 18: Related-Party Transactions

In the ordinary course of our operations, we enter into transactions with related parties as discussed below.

Related parties include Globo, which provides programming and advertising to Sky Brasil, and companies in which we hold equity method investments, including Sky Mexico and GSN.

The majority of payments under contractual arrangements with related parties are pursuant to multi-year programming contracts. Payments under these contracts are typically subject to annual rate increases and are based on the number of subscribers receiving the related programming.

Liberty Media, Liberty Global and Discovery Communications

As discussed above in Note 14 of the Notes to the Consolidated Financial Statements, on June 16, 2010, we completed the Malone Transaction, which resulted in the reduction of the Malones’ voting interest in DIRECTV from approximately 24% to approximately 3% and Dr. Malone’s resignation from our Board of Directors.

Prior to the completion of the Malone Transaction, Dr. Malone was Chairman of the Board of Directors of DIRECTV and of Liberty Media. Dr. Malone also had an approximate 35% voting interest in Liberty Media, an approximate 31% voting interest in Discovery Communications, Inc., or Discovery Communications, an approximate 40% voting interest in Liberty Global Inc., or Liberty Global, and serves as Chairman of Liberty Global, and certain of Liberty Media’s management and directors also serve as directors of Discovery Communications or Liberty Global. As a result of this common ownership and management, transactions with Liberty Media, Discovery Communications and Liberty Global and their subsidiaries or equity method investees were considered to be related party transactions through the completion of the Malone Transaction. Our transactions with Liberty Media, Discovery Communications and Liberty Global consisted primarily of purchases of programming created, owned or distributed by Liberty Media and Discovery Communications and its subsidiaries and investees.

The following table summarizes sales and purchase transactions with related parties:

	2011	2010	2009
	(Dollars in Millions)
Sales:
Liberty Media and affiliates	$—	$26	$56
Discovery Communications, Liberty Global and affiliates	—	5	11
Globo and other	6	13	10
Total	$6	$44	$77
Purchases:
Liberty Media and affiliates	$—	$143	$358
Discovery Communications, Liberty Global and affiliates	—	128	255
Globo and other	845	622	504
Total	$845	$893	$1,117

The following table sets forth the amount of accounts receivable from and accounts payable to related parties as of December 31:

	2011	2010
	(Dollars in Millions)
Accounts receivable	$1	$2
Accounts payable	96	80

The accounts receivable and accounts payable balances as of December 31, 2011 and 2010 are primarily related to Globo and companies in which we hold equity method investments.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

Note 19: Segment Reporting

Our reportable segments, which are differentiated by their products and services as well as geographic location, are DIRECTV U.S., Sky Brasil and PanAmericana, which are engaged in acquiring, promoting, selling and distributing digital entertainment programming primarily via satellite to residential and commercial subscribers, and the Sports Networks, Eliminations and Other segment, which includes our three regional sports networks that provide programming devoted to local professional sports teams and college sporting events and locally produce their own programming. Sports Networks, Eliminations and Other also includes the corporate office, eliminations and other entities.

We revised our reportable segments in the first quarter of 2012 and now report Sky Brasil and PanAmericana as segments. We previously reported these segments as the DIRECTV Latin America segment. As discussed in Note 1, the Sky Brasil segment includes our 93% owned subsidiary Sky Brasil Servicos, Ltda. The PanAmericana segment includes the results of our wholly owned subsidiaries that provide services in Argentina, Chile, Colombia, Ecuador, Puerto Rico, Venezuela and certain other countries in the region. Sky Brasil and PanAmericana are now reported as separate segments due to Sky Brasil’s growing significance to DIRECTV’s consolidated results of operations and these segments are reflective of how our Chief Executive Officer currently reviews our operating results.

Selected information for our operating segments is reported as follows:

	External Revenues	Intersegment Revenues	Total Revenues	Operating Profit (Loss)	Depreciation and Amortization Expense	Operating Profit (Loss) Before Depreciation and Amortization(1)
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$21,864	$8	$21,872	$3,702	$1,587	$5,289
Sky Brasil	3,020	—	3,020	542	449	991
PanAmericana	2,076	—	2,076	374	298	672
DIRECTV Latin America	5,096	—	5,096	916	747	1,663
Sports Networks, Eliminations and Other	266	(8)	258	11	15	26
Total	$27,226	$—	$27,226	$4,629	$2,349	$6,978
December 31, 2010
DIRECTV U.S.	$20,261	$7	$20,268	$3,290	$1,926	$5,216
Sky Brasil	2,013	—	2,013	383	298	681
PanAmericana	1,584	—	1,584	240	243	483
DIRECTV Latin America	3,597	—	3,597	623	541	1,164
Sports Networks, Eliminations and Other	244	(7)	237	(17)	15	(2)
Total	$24,102	$—	$24,102	$3,896	$2,482	$6,378
December 31, 2009
DIRECTV U.S.	$18,664	$7	$18,671	$2,410	$2,275	$4,685
Sky Brasil	1,416	—	1,416	239	192	431
PanAmericana	1,462	—	1,462	92	174	266
DIRECTV Latin America	2,878	—	2,878	331	366	697
Sports Networks, Eliminations and Other	23	(7)	16	(68)	(1)	(69)
Total	$21,565	$—	$21,565	$2,673	$2,640	$5,313

(1)                                 Operating profit (loss) before depreciation and amortization, which is a financial measure that is not determined in accordance with GAAP can be calculated by adding amounts under the caption “Depreciation and amortization expense” to “Operating profit (loss).” This measure should be used in conjunction with GAAP financial measures and is not presented as an alternative measure of operating results, as determined in accordance with GAAP. Our management and Board of Directors use operating profit (loss) before depreciation and amortization to evaluate the operating performance of our company and our business segments and to allocate resources and capital to business segments. This metric is also used as a measure of performance for incentive compensation purposes and to measure income generated from operations that could be used to fund capital expenditures, service debt or pay taxes. Depreciation and amortization expense primarily represents an allocation to current expense of the cost of historical capital expenditures and for intangible assets resulting from prior business acquisitions. To compensate for the exclusion of depreciation and amortization expense from operating profit, our management and our Board of Directors separately measure and budget for capital expenditures and business acquisitions.

                                                We believe this measure is useful to investors, along with GAAP measures (such as revenues, operating profit and net income), to compare our operating performance to other communications, entertainment and media service providers. We believe that investors use current and projected operating profit (loss) before depreciation and amortization and similar measures to estimate our current or prospective enterprise value and make investment decisions. This metric provides investors with a means to compare operating results exclusive of depreciation and amortization. Our management believes this is useful given the significant variation in depreciation and amortization expense that can result from the timing of capital expenditures, the capitalization of intangible assets, potential variations in expected useful lives when compared to other companies and periodic changes to estimated useful lives.

The following represents a reconciliation of operating profit before depreciation and amortization to reported net income on the Consolidated Statements of Operations:

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Operating profit before depreciation and amortization	$6,978	$6,378	$5,313
Depreciation and amortization expense	(2,349)	(2,482)	(2,640)
Operating profit	4,629	3,896	2,673
Interest income	34	39	41
Interest expense	(763)	(557)	(423)
Liberty transaction and related gains (charges)	—	67	(491)
Other, net	84	69	34
Income before income taxes	3,984	3,514	1,834
Income tax expense	(1,348)	(1,202)	(827)
Net income	2,636	2,312	1,007
Less: Net income attributable to noncontrolling interests	(27)	(114)	(65)
Net income attributable to DIRECTV	$2,609	$2,198	$942

The following represents additional selected information for our operating segments as of and for the year ended:

	Segment Assets	Capital Expenditures
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$11,796	$1,736
Sky Brasil	2,663	902
PanAmericana	2,601	526
DIRECTV Latin America	5,264	1,428
Sports Networks, Eliminations and Other	1,363	6
Total	$18,423	$3,170
December 31, 2010
DIRECTV U.S.	$11,400	$1,557
Sky Brasil	2,566	468
PanAmericana	2,130	389
DIRECTV Latin America	4,696	857
Sports Networks, Eliminations and Other	1,813	2
Total	$17,909	$2,416
December 31, 2009
DIRECTV U.S.	$12,408	$1,485
Sky Brasil	1,887	284
PanAmericana	1,885	300
DIRECTV Latin America	3,772	584
Sports Networks, Eliminations and Other	2,080	2
Total	$18,260	$2,071

The following table presents revenues earned from subscribers located in different geographic areas. Property is grouped by its physical location.

	Years Ended and As of December 31,
	2011		2010		2009
	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites
	(Dollars in Millions)
United States	$22,310	$5,267	$20,684	$4,987	$18,844	$5,247
Latin America and the Caribbean
Brazil	3,020	1,423	2,013	1,060	1,416	742
Other	1,896	748	1,405	632	1,305	487
Total Latin America and the Caribbean	4,916	2,171	3,418	1,692	2,721	1,229
Total	$27,226	$7,438	$24,102	$6,679	$21,565	$6,476

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 20: Commitments and Contingencies

Commitments

At December 31, 2011, minimum future commitments under noncancelable operating leases having lease terms in excess of one year were primarily for real property and aggregated $846 million, payable as follows: $73 million in 2012, $78 million in 2013, $65 million in 2014, $67 million in 2015, $70 million in 2016 and $493 million thereafter. Certain of these leases contain escalation clauses and renewal or purchase options, which we have not considered in the amounts disclosed. Rental expenses under operating leases were $99 million in 2011, $78 million in 2010 and $72 million in 2009.

At December 31, 2011, our minimum payments under agreements to purchase broadcast programming, regional professional team rights and the purchase of services that we have outsourced to third parties, such as billing services, and satellite telemetry, tracking and control, satellite launch contracts and broadcast center services aggregated $8,258 million, payable as follows: $2,409 million in 2012, $1,957 million in 2013, $1,552 million in 2014, $916 million in 2015, $238 million in 2016 and $1,186 million thereafter.

Satellite Commitments

DIRECTV U.S. has entered into contracts for the construction and launch of two new satellites: D14, which we expect to launch in the first quarter of 2014 and D15, which we expect to launch in the fourth quarter of 2014. D14 and D15 are expected to provide additional HD, replacement, and backup capacity for DIRECTV U.S. Additionally, DIRECTV Latin America has entered into a contract for the lease of two satellites for PanAmericana: ISDLA-1, which we expect to launch in the fourth quarter of 2014 and ISDLA-2, which we expect to launch in the fourth quarter of 2015. ISDLA-1 will become the primary satellite for PanAmericana with a substantial increase in channel capacity from the current satellite, and ISDLA-2 is expected to serve as an in-orbit spare for ISDLA-1. As a part of the lease agreement for ISDLA-1 and ISDLA-2, which we expect to account for as a capital lease, we are required to make prepayments prior to the launch of the satellites and commencement of the lease. Prepayments related to this agreement totaled $104 million and are included as “Cash paid for satellites” in the Consolidated Statements of Cash Flows for the year ended December 31, 2011.

Total future cash payments under these agreements aggregate to $1,646 million, payable as follows: $340 million in 2012, $308 million in 2013, $174 million in 2014, $116 million in 2015, $50 million in 2016 and $658 million thereafter.

Contingencies

Redeemable Noncontrolling Interest

In connection with our acquisition of Sky Brasil in 2006, our partner who holds the remaining 7% interest, Globo, was granted the right, until January 2014, to require us to purchase all, but not less than all, of its shares in Sky Brasil. Upon exercising this right, the fair value of Sky Brasil shares will be determined by mutual agreement or by an outside valuation expert, and we have the option to elect to pay for the Sky Brasil shares in cash, shares of our common stock or a combination of both. As of December 31, 2011, we estimated that Globo’s remaining 7% equity interest in Sky Brasil had a fair value of approximately $265 million based on the valuation performed by the independent investment bank. As of December 31, 2010 we estimated that Globo’s 7% equity interest in Sky Brasil had a fair value of approximately $224 million.  Adjustments to the carrying amount of the redeemable noncontrolling interest are recorded to additional paid-in-capital. We determined the fair values using significant unobservable inputs, which are Level 3 inputs under accounting guidance for measuring fair value.

Venezuela Devaluation and Exchange Controls

In January 2010, the Venezuelan government announced the creation of a dual exchange rate system, including an exchange rate of 4.3 bolivars fuerte per U.S. dollar for most of the activities of our Venezuelan operations compared to an exchange rate of 2.15 Venezuelan bolivars fuerte prior to the announcement. As a result of this devaluation, we recorded a $6 million charge to net income in the year ended December 31, 2010 related to the adjustment of net bolivars fuerte denominated monetary assets to the new official exchange rate. We began reporting the operating results of our Venezuelan subsidiary in the first quarter of 2010 using the devalued rate of 4.3 bolivars fuerte per U.S. dollar. In December 2010, the Venezuelan government announced the elimination of the dual exchange rate system, eliminating the 2.6 bolivars fuerte per U.S. dollar preferential rate which was available for certain activities.

Companies operating in Venezuela are required to obtain Venezuelan government approval to exchange Venezuelan bolivars fuerte into U.S. dollars at the official rate. We have not been able to consistently exchange Venezuelan bolivars fuerte into U.S. dollars at the official rate and as a result, we have relied on a parallel exchange process to settle U.S. dollar obligations and to repatriate accumulated cash balances prior to its close. The rates implied by transactions in the parallel market, which was closed in May 2010, were significantly higher than the official rate (6 to 7 bolivars fuerte per U.S. dollar). As a result, we recorded a $22 million charge in 2010 and a $213 million charge in 2009 in “General and administrative expenses” in the Consolidated Statements of Operations in connection with the exchange of accumulated Venezuelan cash balances to U.S. dollars using the parallel exchange process.

As a result of the closing of the parallel exchange process in May 2010, we have been unable to repatriate excess cash balances and as a result, we have realized no charges for the repatriation of cash in 2011. Our ability to pay U.S. dollar denominated obligations and repatriate cash generated in Venezuela in excess of local operating requirements is limited, resulting in an increase in the cash balance at our Venezuelan subsidiary. At such time that exchange controls are eased, accumulated cash balances may ultimately be repatriated at less than their currently reported value, as the official exchange rate has not changed despite continuing high inflation in Venezuela. In addition, in the event of a significant devaluation of the bolivar fuerte, we may recognize a charge to earnings based on the amount of bolivar fuerte denominated net monetary assets (monetary assets net of monetary liabilities) held at the time of such devaluation. These conditions are also expected to affect growth in our Venezuelan business which is dependent on our ability to purchase set-top boxes and other components using U.S. dollars.

Using the official 4.3 bolivars fuerte per U.S. dollar exchange rate as of December 31, 2011, our Venezuelan subsidiary had Venezuelan bolivar fuerte denominated net monetary assets of $285 million, including cash of $401 million as of December 31, 2011.

Litigation

Litigation is subject to uncertainties and the outcome of individual litigated matters is not predictable with assurance. Various legal actions, claims and proceedings are pending against us arising in the ordinary course of business. We have established loss provisions for matters in which losses are probable and can be reasonably estimated. Some of the matters may involve compensatory, punitive, or treble damage claims, or demands that, if granted, could require us to pay damages or make other expenditures in amounts that could not be estimated at December 31, 2011. After discussion with counsel representing us in those actions, it is the opinion of management that such litigation is not expected to have a material effect on our consolidated financial statements. We expense legal costs as incurred.

Pegasus Development Corporation and Personalized Media Communications L.L.C. In December, 2000, Pegasus Development Corporation, or Pegasus, and Personalized Media Communications L.L.C., or PMC, filed suit in the United States District Court for the District of Delaware against DIRECTV, Inc., Hughes Electronics Corporation, Thomson Consumer Electronics, Inc., and Philips Electronics North America Corporation.  The suit alleged infringement of certain claims of seven United States patents and sought an injunction and a monetary award including damages for infringement, interest, costs, and attorney’s fees.  In May, 2003, the suit was stayed pending reexamination by the United States Patent and Trademark Office of certain claims of the asserted patents.  The stay was lifted in November, 2011, and trial is presently scheduled for November, 2013.  The suit now involves claims of four of the seven patents originally asserted, all of which have expired, and the validity and infringement of which are disputed by DIRECTV.

Other Intellectual Property Litigation. We are a defendant in several unrelated lawsuits claiming infringement of various patents relating to various aspects of our businesses. In certain of these cases other industry participants are also defendants, and also in certain of these cases we expect that at least some potential liability would be the responsibility of our equipment vendors pursuant to applicable contractual indemnification provisions. To the extent that the allegations in these lawsuits can be analyzed by us at this stage of their proceedings, we believe the claims are without merit and intend to defend the actions vigorously. We have determined that the likelihood of a material liability in such matters is remote or have made appropriate accruals and the final disposition of these claims is not expected to have a material effect on our consolidated financial position. However, if an adverse ruling is made in a lawsuit involving key intellectual property, such ruling could result in a loss that would be material to our consolidated results of operations of any one period. No assurance can be given that any adverse outcome would not be material to our consolidated financial position.

Early Cancellation Fees. In 2008, a number of plaintiffs filed putative class action lawsuits in state and federal courts challenging the early cancellation fees we assess our customers when they do not fulfill their programming commitments. Several of these lawsuits are pending, some in California state court purporting to represent statewide classes, and some in federal courts purporting to represent nationwide classes. The lawsuits seek both monetary and injunctive relief. While the theories of liability vary, the lawsuits generally challenge these fees under state consumer protection laws as both unfair and inadequately disclosed to customers.  Our motions to compel arbitration have been granted in all of the federal cases, except as to claims seeking injunctive relief under California statutes.  The denial of our motion as to those claims is currently on appeal.  We believe that our early cancellation fees are adequately disclosed, and represent reasonable estimates of the costs we incur when customers cancel service before fulfilling their programming commitments.

ECAD. Sky Brasil, along with other video distributors in Brazil, is disputing charges assessed by Escritorio Central de Arrecadacao, or ECAD, the organization responsible for collecting performance rights fees under Brazilian law. Sky Brasil has been withholding payments to ECAD since 2004, and has accrued amounts both we and Sky Brasil believe are adequate to satisfy amounts owed to ECAD. In order to continue its opposition to ECAD’s claims, in October 2011, Sky Brasil was required to provide a letter of credit in the amount of approximately $85 million which represents the contested fees plus accrued interest and penalties, for the period from January 2004 to September 2009, plus an additional 30% required by Brazilian law. Sky Brasil’s dispute with ECAD is currently pending in the Superior Justice Tribunal, and there are other claims by the Brazilian pay television association, known as ABTA, against ECAD before the Brazilian antitrust board, or CADE, which may affect ECAD or the rights fees it is attempting to collect.

From time to time, we receive investigative inquiries or subpoenas from state and federal authorities with respect to alleged violations of state and federal statutes. These inquiries may lead to legal proceedings in some cases. DIRECTV U.S. has received a request for information from the Federal Trade Commission, or FTC, on issues similar to those recently resolved with a multistate group of state attorneys general. We are cooperating with the FTC by providing information about our sales and marketing practices and customer complaints.

Income Tax Matters

We have received tax assessments from certain foreign jurisdictions and have agreed to indemnify previously divested businesses for certain tax assessments relating to periods prior to their respective divestitures. These assessments are in various stages of the administrative process or litigation, and we believe we have adequately provided for any related liability.

While the outcome of these assessments and other tax issues cannot be predicted with certainty, we believe that the ultimate outcome will not have a material effect on our consolidated financial statements.

During the third quarter of 2010 we entered into an agreement with a former owner to settle certain uncertain tax positions. As a result of this settlement we reversed an accrual for the uncertain tax position and recorded a net benefit of $39 million in “Income tax expense” in the Consolidated Statements of Operations during the year ended December 31, 2010.

Satellites

We may purchase in-orbit and launch insurance to mitigate the potential financial impact of satellite launch and in-orbit failures if the premium costs are considered economic relative to the risk of satellite failure. The insurance generally covers the unamortized book value of covered satellites. We do not insure against lost revenues in the event of a total or partial loss of the capacity of a satellite. We generally rely on in-orbit spare satellites and excess transponder capacity at key orbital slots to mitigate the impact a satellite failure could have on our ability to provide service. At December 31, 2011, the net book value of in-orbit satellites was $1,913 million, all of which was uninsured.

During the third quarter of 2011, the propulsion system used to maintain DIRECTV U.S.’ D10 satellite’s position in orbit temporarily ceased to function. If the propulsion system were to permanently fail, we would be required to de-orbit the satellite and record an impairment charge for its remaining book value, which was approximately $267 million at December 31, 2011. DIRECTV U.S. currently has sufficient backup capacity to continue broadcasting most of the channels broadcast from this satellite; however, we would lose some of our HD pay-per-view channels if this satellite has to be de-orbited before additional capacity becomes available. We do not believe the loss of such channels would materially affect our results of operations or financial position.

Other

We are contingently liable under standby letters of credit and bonds in the aggregate amount of $136 million at December 31, 2011.

Selected Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data (Unaudited)
Selected Quarterly Data (Unaudited)

Note 21: Selected Quarterly Data (Unaudited)

The following table presents unaudited selected quarterly data for 2011 and 2010:

	1st	2nd	3rd	4th
	(Dollars in Millions, Except Per Share Amounts)
2011 Quarters
Revenues	$6,319	$6,600	$6,844	$7,463
Operating profit	1,155	1,230	1,030	1,214
Net income attributable to DIRECTV	674	701	516	718
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.92	0.70	1.02
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.91	0.70	1.02
2010 Quarters
Revenues	$5,608	$5,848	$6,025	$6,621
Operating profit	956	1,010	868	1,062
Net income attributable to DIRECTV	558	543	479	618
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.60	0.42	0.56	0.75
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.59	0.42	0.55	0.74
Basic and diluted earnings attributable to DIRECTV Class B stockholders per common share, including $160 million exchange inducement value for the Malone Transaction	0.60	7.84	—	—

Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements

Note 22: Condensed Consolidating Financial Statements

As discussed above in Note 10, on November 14, 2011, DIRECTV provided a guarantee of all the outstanding senior notes of DIRECTV Holdings LLC and DIRECTV Financing Co., Inc, or the Co-issuers.

The following condensed consolidating financial statements of DIRECTV and subsidiaries have been prepared pursuant to rules regarding the preparation of consolidating financial statements of Regulation S-X. For the periods prior to November 14, 2011, the condensed consolidating financial statements have been prepared as if the guarantee had been in place during that period.

These condensed consolidating financial statements present the condensed consolidating statements of operations and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009, and the condensed consolidating balance sheets as of December 31, 2011 and December 31, 2010.

The condensed consolidating financial statements are comprised of DIRECTV, or the Parent Guarantor, its indirect wholly-owned subsidiaries, DIRECTV Holdings together with DIRECTV Financing and each of DIRECTV Holdings’ material subsidiaries (other than DIRECTV Financing), or the Guarantor Subsidiaries, as well as other subsidiaries who are not guarantors of the senior notes, or the Non- Guarantor Subsidiaries, and the eliminations necessary to present DIRECTV’s financial statements on a consolidated basis. Prior to the completion of the Liberty Transaction on November 19, 2009, The DIRECTV Group, Inc. was the parent registrant and has been included as the Parent Guarantor in these condensed consolidating financial statements for periods prior to that date as if the guarantee had been in place at that time.  The Non-Guarantor Subsidiaries consist primarily of DIRECTV’s direct-to-home digital television services throughout Latin America which are held by DIRECTV Latin America Holdings, Inc. and its subsidiaries. Subsequent to the completion of the Liberty Transaction, the Non-Guarantor Subsidiaries also includes DIRECTV Sports Networks LLC and its subsidiaries which are comprised primarily of three regional sports television networks.

The accompanying condensed consolidating financial statements are presented based on the equity method of accounting for all periods presented. Under this method, investments in subsidiaries are recorded at cost and adjusted for the subsidiaries’ cumulative results of operations, capital contributions and distributions, and other changes in equity. Comprehensive income for the Parent Guarantor includes net income and other comprehensive income resulting from the amortization of amounts related to our defined benefit plans. Comprehensive income for the Non-Guarantor Subsidiaries includes net income and other comprehensive income resulting from foreign currency items and unrealized holding gains and losses on securities. Elimination entries include consolidating and eliminating entries for investments in subsidiaries, intercompany activity and balances, and income taxes.  We previously aggregated “Intercompany receivables” and “Investment in subsidiaries” as “Intercompany assets” in the condensed consolidating balance sheets. We have reclassified certain prior year intercompany amounts reported in the condensed consolidating balance sheets in order to conform to the current year presentation.

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$682	$21,872	$5,422	$(750)	$27,226
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	9,799	1,916	(60)	11,655
Subscriber service expenses	—	—	1,435	476	—	1,911
Broadcast operations expenses	—	—	300	96	(7)	389
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,794	596	—	3,390
Upgrade and retention costs	—	—	1,209	118	—	1,327
General and administrative expenses	11	—	1,729	519	(683)	1,576
Depreciation and amortization expense	—	—	1,587	762	—	2,349
Total operating costs and expenses	11	—	18,853	4,483	(750)	22,597
Operating profit (loss)	(11)	682	3,019	939	—	4,629
Equity in income of consolidated subsidiaries	2,622	1,947	—	—	(4,569)	—
Interest income	—	—	1	44	(11)	34
Interest expense	—	(692)	(4)	(78)	11	(763)
Other, net	(4)	(25)	60	53	—	84
Income before income taxes	2,607	1,912	3,076	958	(4,569)	3,984
Income tax benefit (expense)	2	13	(1,129)	(234)	—	(1,348)
Net income	2,609	1,925	1,947	724	(4,569)	2,636
Less: Net income attributable to noncontrolling interest	—	—	—	(27)	—	(27)
Net income attributable to DIRECTV	$2,609	$1,925	$1,947	$697	$(4,569)	$2,609

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$463	$20,268	$3,895	$(524)	$24,102
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	8,699	1,428	(53)	10,074
Subscriber service expenses	—	—	1,340	341	—	1,681
Broadcast operations expenses	—	—	273	84	(7)	350
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,631	374	—	3,005
Upgrade and retention costs	—	—	1,106	63	—	1,169
General and administrative expenses	24	—	1,466	419	(464)	1,445
Depreciation and amortization expense	—	—	1,926	556	—	2,482
Total operating costs and expenses	24	—	17,441	3,265	(524)	20,206
Operating profit (loss)	(24)	463	2,827	630	—	3,896
Equity in income of consolidated subsidiaries	2,219	1,835	—	—	(4,054)	—
Interest income	1	1	4	44	(11)	39
Interest expense	—	(480)	(8)	(80)	11	(557)
Liberty transaction and related gains	—	—	—	67	—	67
Other, net	(10)	(25)	20	84	—	69
Income before income taxes	2,186	1,794	2,843	745	(4,054)	3,514
Income tax benefit (expense)	12	14	(1,008)	(220)	—	(1,202)
Net income	2,198	1,808	1,835	525	(4,054)	2,312
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)
Net income attributable to DIRECTV	$2,198	$1,808	$1,835	$411	$(4,054)	$2,198

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2009

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$332	$18,671	$2,907	$(345)	$21,565
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	8,027	1,043	(6)	9,064
Subscriber service expenses	—	—	1,268	257	—	1,525
Broadcast operations expenses	—	—	274	74	(7)	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,478	295	—	2,773
Upgrade and retention costs	—	—	1,045	47	—	1,092
General and administrative expenses	69	—	1,226	494	(332)	1,457
Depreciation and amortization expense	2	—	2,275	363	—	2,640
Total operating costs and expenses	71	—	16,593	2,573	(345)	18,892
Operating profit (loss)	(71)	332	2,078	334	—	2,673
Equity in income of consolidated subsidiaries	1,162	1,029	—	—	(2,191)	—
Interest income	12	4	—	38	(13)	41
Interest expense	(2)	(335)	(13)	(86)	13	(423)
Liberty transaction and related charges	(384)	—	—	(107)	—	(491)
Other, net	(1)	(34)	17	52	—	34
Income before income taxes	716	996	2,082	231	(2,191)	1,834
Income tax benefit (expense)	226	16	(1,053)	(16)	—	(827)
Net income	942	1,012	1,029	215	(2,191)	1,007
Less: Net income attributable to noncontrolling interest	—	—	—	(65)	—	(65)
Net income attributable to DIRECTV	$942	$1,012	$1,029	$150	$(2,191)	$942

Condensed Consolidating Balance Sheet

As of December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
ASSETS
Total current assets	$412	$533	$2,514	$1,397	$(615)	$4,241
Satellites, net	—	—	1,724	491	—	2,215
Property and equipment, net	—	—	3,084	2,139	—	5,223
Goodwill	—	1,828	1,349	920	—	4,097
Intangible assets, net	—	—	461	448	—	909
Intercompany receivables	3,746	4,011	11,582	3,442	(22,781)	—
Investment in subsidiaries	(5,510)	12,057	—	(7,607)	1,060	—
Other assets	74	64	256	1,425	(81)	1,738
Total assets	$(1,278)	$18,493	$20,970	$2,655	$(22,417)	$18,423
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Total current liabilities	$383	$204	$3,422	$1,349	$(615)	$4,743
Long-term debt	—	13,464	—	—	—	13,464
Deferred income taxes	—	—	1,321	531	(81)	1,771
Intercompany liabilities	895	11,582	4,011	6,293	(22,781)	—
Other liabilities and deferred credits	551	82	159	495	—	1,287
Redeemable noncontrolling interest	—	—	—	265	—	265
Stockholders’ equity (deficit)
Capital stock and additional paid-in capital	4,799	11	4,684	(561)	(4,134)	4,799
Retained earnings (accumulated deficit)	(7,750)	(6,850)	7,373	(5,703)	5,180	(7,750)
Accumulated other comprehensive loss	(156)	—	—	(14)	14	(156)
Total stockholders’ equity (deficit)	(3,107)	(6,839)	12,057	(6,278)	1,060	(3,107)
Total liabilities and stockholders’ equity (deficit)	$(1,278)	$18,493	$20,970	$2,655	$(22,417)	$18,423

Condensed Consolidating Balance Sheet

As of December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
ASSETS
Total current assets	$606	$750	$2,161	$1,139	$(403)	$4,253
Satellites, net	—	—	1,794	441	—	2,235
Property and equipment, net	—	—	2,832	1,612	—	4,444
Goodwill	—	1,828	1,348	972	—	4,148
Intangible assets, net	—	—	495	579	—	1,074
Intercompany receivables	3,413	3,026	8,593	3,426	(18,458)	—
Investment in subsidiaries	(2,764)	10,061	—	(4,498)	(2,799)	—
Other assets	54	49	220	1,481	(49)	1,755
Total assets	$1,309	$15,714	$17,443	$5,152	$(21,709)	$17,909
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Total current liabilities	$206	$142	$3,231	$1,274	$(403)	$4,450
Long-term debt	—	10,472	—	—	—	10,472
Deferred income taxes	—	—	906	813	(49)	1,670
Intercompany liabilities	814	8,593	3,026	6,025	(18,458)	—
Other liabilities and deferred credits	483	71	219	514	—	1,287
Redeemable noncontrolling interest	—	—	—	224	—	224
Stockholders’ equity (deficit)
Capital stock and additional paid-in capital	5,563	7	4,579	4,684	(9,270)	5,563
Retained earnings (accumulated deficit)	(5,730)	(3,571)	5,482	(8,478)	6,567	(5,730)
Accumulated other comprehensive income (loss)	(27)	—	—	96	(96)	(27)
Total stockholders’ equity (deficit)	(194)	(3,564)	10,061	(3,698)	(2,799)	(194)
Total liabilities and stockholders’ equity (deficit)	$1,309	$15,714	$17,443	$5,152	$(21,709)	$17,909

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by operating activities	$1,831	$1,835	$1,745	$1,537	$(1,763)	$5,185
Cash flows from investing activities
Cash paid for property and equipment	—	—	(1,595)	(1,329)	—	(2,924)
Cash paid for satellites	(1)	—	(141)	(104)	—	(246)
Investment in companies, net of cash acquired	—	—	(11)	—	—	(11)
Proceeds from sale of investments	—	—	55	61	—	116
Return of capital from subsidiary	3,487	—	—	—	(3,487)	—
Other, net	—	—	1	42	—	43
Net cash provided by (used in) investing activities	3,486	—	(1,691)	(1,330)	(3,487)	(3,022)
Cash flows from financing activities
Cash proceeds from debt issuance	—	3,990	—	—	—	3,990
Debt issuance costs	—	(30)	—	—	—	(30)
Repayment of long-term debt	—	(1,000)	—	—	—	(1,000)
Repayment of short-term borrowings	—	—	—	(39)	—	(39)
Repayment of other long-term obligations	—	—	(66)	(118)	—	(184)
Common shares repurchased and retired	(5,496)	—	—	—	—	(5,496)
Taxes paid in lieu of shares issued for share-based compensation	(5)	—	(29)	(24)	—	(58)
Excess tax benefit from share-based compensation	—	—	21	4	—	25
Intercompany payments (funding)	(134)	—	20	114	—	—
Cash dividend to Parent	—	(5,250)	—	—	5,250	—
Net cash used in financing activities	(5,635)	(2,290)	(54)	(63)	5,250	(2,792)
Net increase (decrease) in cash and cash equivalents	(318)	(455)	—	144	—	(629)
Cash and cash equivalents at beginning of the period	447	683	4	368	—	1,502
Cash and cash equivalents at the end of the period	$129	$228	$4	$512	$—	$873

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$3,952	$2,263	$1,678	$(607)	$(2,080)	$5,206
Cash flows from investing activities
Cash paid for property and equipment	—	—	(1,444)	(859)	—	(2,303)
Cash paid for satellites	—	—	(113)	—	—	(113)
Investment in companies, net of cash acquired	—	—	(1)	(616)	—	(617)
Proceeds from sale of investments	—	—	—	9	—	9
Return of capital from subsidiary	4,820	—	—	—	(4,820)	—
Other, net	—	—	3	(78)	—	(75)
Net cash provided by (used in) investing activities	4,820	—	(1,555)	(1,544)	(4,820)	(3,099)
Cash flows from financing activities
Cash proceeds from debt issuance	—	5,978	—	—	—	5,978
Debt issuance costs	—	(44)	—	—	—	(44)
Repayment of long-term debt	—	(2,323)	—	—	—	(2,323)
Proceeds from short-term borrowings	—	—	—	38	—	38
Repayment of collar loan and equity collars	—	—	—	(1,537)	—	(1,537)
Repayment of other long-term obligations	—	—	(99)	(28)	—	(127)
Common shares repurchased and retired	(5,111)	—	—	—	—	(5,111)
Stock options exercised	38	—	—	—	—	38
Taxes paid in lieu of shares issued for share-based compensation	(58)	—	(38)	(22)	—	(118)
Excess tax benefit from share-based compensation	—	—	9	2	—	11
Dividends paid to redeemable noncontrolling interest	—	—	—	(15)	—	(15)
Intercompany payments (funding)	(3,751)	—	2	3,749	—	—
Cash dividend to Parent	—	(6,900)	—	—	6,900	—
Net cash provided by (used in) financing activities	(8,882)	(3,289)	(126)	2,187	6,900	(3,210)
Net increase (decrease) in cash and cash equivalents	(110)	(1,026)	(3)	36	—	(1,103)
Cash and cash equivalents at beginning of the period	557	1,709	7	332	—	2,605
Cash and cash equivalents at the end of the period	$447	$683	$4	$368	$—	$1,502

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(564)	$2,108	$1,605	$2,406	$(1,124)	$4,431
Cash flows from investing activities
Cash paid for property and equipment	(1)	—	(1,426)	(585)	—	(2,012)
Cash paid for satellites	—	—	(59)	—	—	(59)
Cash paid for Liberty transaction, net of cash acquired	(153)	—	—	56	—	(97)
Investment in companies, net of cash acquired	(5)	—	(11)	(21)	—	(37)
Return of capital from subsidiary	1,376	—	—	—	(1,376)	—
Other, net	—	—	—	11	—	11
Net cash provided by (used in) investing activities	1,217	—	(1,496)	(539)	(1,376)	(2,194)
Cash flows from financing activities
Cash proceeds from debt issuance	—	1,990	—	—	—	1,990
Debt issuance costs	—	(14)	—	—	—	(14)
Repayment of long-term debt	—	(1,018)	—	—	—	(1,018)
Repayment of collar loan and equity collars	—	—	—	(751)	—	(751)
Repayment of other long-term obligations	—	—	(90)	(26)	—	(116)
Common shares repurchased and retired	(1,696)	—	—	—	—	(1,696)
Stock options exercised	35	—	—	—	—	35
Taxes paid in lieu of shares issued for share-based compensation	(35)	—	(24)	(13)	—	(72)
Excess tax benefit from share-based compensation	—	—	4	1	—	5
Intercompany payments (funding)	1,064	—	2	(1,066)	—	—
Cash dividend to Parent	—	(2,500)	—	—	2,500	—
Net cash used in financing activities	(632)	(1,542)	(108)	(1,855)	2,500	(1,637)
Net increase (decrease) in cash and cash equivalents	21	566	1	12	—	600
Cash and cash equivalents at beginning of the period	536	1,143	6	320	—	2,005
Cash and cash equivalents at the end of the period	$557	$1,709	$7	$332	$—	$2,605

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

We present our accompanying financial statements on a consolidated basis and include our accounts and those of our domestic and foreign subsidiaries that we control through equity ownership or for which we are deemed to be the primary beneficiary, after elimination of intercompany accounts and transactions.

Use of Estimates in the Preparation of the Consolidated Financial Statements

Use of Estimates in the Preparation of the Consolidated Financial Statements

We prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, which requires us to make estimates and assumptions that affect amounts reported herein. We base our estimates and assumptions on historical experience and on various other factors that we believe to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, our actual results reported in future periods may be affected by changes in those estimates.

Revenue Recognition

Revenue Recognition

We enter into multiple-deliverable revenue arrangements with our subscribers under which we provide DIRECTV receiving equipment and installation at the inception of the arrangement, and programming during their contract period, of up to two years. We allocate consideration to each deliverable in the arrangement based on its relative selling price. We determine the selling price of the DIRECTV receiving equipment using our best estimate. We determine the selling price for installation services based on prices charged by third parties. We determine the selling price of the programming using our standard programming rates. The DIRECTV receiving equipment, installation services and programming are each considered separate units of accounting.

We recognize subscription and pay-per-view revenues when programming is broadcast to subscribers. We recognize subscriber fees for multiple set-top receivers and warranty services as revenue, as earned. We recognize advertising revenues when the related services are performed. We defer programming payments received from subscribers in advance of the broadcast as “Unearned subscriber revenues and deferred credits” in the Consolidated Balance Sheets until earned. We recognize revenues to be received under contractual commitments on a straight line basis over the minimum contractual period. We report revenues net of customer credits and discounted promotions.

Broadcast Programming and Other

Broadcast Programming and Other

We recognize the costs of television programming distribution rights when we distribute the related programming. We recognize the costs of television programming rights to distribute live sporting events for a season or tournament to expense using the straight-line method over the course of the season or tournament.

We defer advance payments in the form of cash and equity instruments from programming content providers for carriage of their signal and recognize them as a reduction of “Broadcast programming and other” in the Consolidated Statements of Operations on a straight-line basis over the related contract term. We record equity instruments at fair value based on quoted market prices or values determined by management.

Subscriber Acquisition Costs

Subscriber Acquisition Costs

Subscriber acquisition costs consist of costs we incur to acquire new subscribers. We include the cost of set-top receivers and other equipment, commissions we pay to national retailers, independent satellite television retailers, dealers, telephone communication companies and the cost of installation, advertising, marketing and customer call center expenses associated with the acquisition of new subscribers in subscriber acquisition costs. We expense these costs as incurred, or when subscribers activate the DIRECTV® service, as appropriate, except for the cost of set-top receivers leased to new subscribers, which we capitalize in “Property and equipment, net” in the Consolidated Balance Sheets and depreciate over their estimated useful lives. In certain countries in Latin America, where our customer agreements provide for the lease of the entire DIRECTV or SKY System, we also capitalize the costs of the other customer premises equipment and related installation costs in “Property and equipment, net” in the Consolidated Balance Sheets. Although paid in advance, the retailer or dealer earns substantially all commissions paid for customer acquisitions over 12 months from the date of subscriber activation. Should the subscriber cancel our service during such 12 month service period, we are reimbursed for the unearned portion of the commission by the retailer or dealer and record a decrease to subscriber acquisition costs. We include the amount of our set-top receivers capitalized each period for subscriber acquisition activities in the Consolidated Statements of Cash Flows under the caption “Cash paid for property and equipment.” See Note 6 for additional information.

Upgrade and Retention Costs

Upgrade and Retention Costs

Upgrade and retention costs consist primarily of costs we incur for loyalty programs offered to existing subscribers. We include the costs of installing or providing hardware under our movers program (for subscribers relocating to a new residence), multiple set-top receiver offers, digital video recorder, or DVR, high-definition, or HD, and local channel upgrade programs and other similar initiatives. We expense these costs as incurred, except for the cost of set-top receivers leased to existing subscribers, which we capitalize in “Property and equipment, net” in the Consolidated Balance Sheets. We include the amount of our set-top receivers capitalized each period for upgrade and retention activities in the Consolidated Statements of Cash Flows under the caption “Cash paid for property and equipment.” See Note 6 for additional information.

Cash and Cash Equivalents
Cash and Cash Equivalents Cash and cash equivalents consist of cash on deposit and highly liquid investments we purchase with original maturities of three months or less.

Inventories
Inventories We state inventories at the lower of average cost or market. Inventories consist of finished goods for DIRECTV System equipment and DIRECTV System access cards.

Property and Equipment, Satellites and Depreciation

Property and Equipment, Satellites and Depreciation

We carry property and equipment, and satellites, at cost, net of accumulated depreciation. The amounts we capitalize for satellites currently being constructed and those that have been successfully launched include the costs of construction, launch, launch insurance, incentive obligations and capitalized interest. We generally compute depreciation using the straight-line method over the estimated useful lives of the assets. We amortize leasehold improvements over the lesser of the life of the asset or term of the lease.

Capitalized Software Costs

Capitalized Software Costs

We capitalize certain software costs incurred, either from internal or external sources, as part of “Property and equipment, net” in the Consolidated Balance Sheets and depreciate these costs on a straight-line basis over the useful life of the software. We recognize planning, training, support and maintenance costs incurred either prior to or following the implementation phase as expense in the Consolidated Statements of Operations in the period in which they occur. We had unamortized capitalized software costs of $544 million as of December 31, 2011 and $496 million as of December 31, 2010. We recorded depreciation of these costs of $232 million in 2011, $218 million in 2010 and $196 million in 2009 in “Depreciation and amortization expense” in the Consolidated Statements of Operations.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite lives are carried at historical cost and are subject to write-down, as needed, based upon an impairment analysis that we must perform at least annually, or sooner if an event occurs or circumstances change that would more likely than not result in an impairment loss. We perform our annual impairment analysis in the fourth quarter of each year. We use estimates of fair value to determine the amount of impairment, if any, of goodwill and intangibles assets with indefinite lives. The goodwill evaluation requires the estimation of the fair value of reporting units where we record goodwill. We determine fair values primarily using estimated cash flows discounted at a rate commensurate with the risk involved, when appropriate. If an impairment loss results from the annual impairment test, we would record the loss as a pre-tax charge to operating income.

We amortize other intangible assets using the straight-line method over their estimated useful lives, which range from 5 to 20 years.

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

We evaluate the carrying value of long-lived assets to be held and used, other than goodwill and intangible assets with indefinite lives, when events and circumstances warrant such a review. We consider the carrying value of a long-lived asset impaired when the anticipated undiscounted future cash flow from such asset is separately identifiable and is less than its carrying value. In that event, we would recognize a loss based on the amount by which the carrying value exceeds the fair value of the long-lived asset. We determine fair value primarily using estimated future cash flows associated with the asset under review, discounted at a rate commensurate with the risk involved, or other valuation techniques. We determine losses on long-lived assets to be disposed of in a similar manner, except that we reduce the fair value for the cost of disposal.

Foreign Currency

Foreign Currency

The U.S. dollar is the functional currency for most of our foreign operations. We recognize gains and losses resulting from remeasurement of these operations’ foreign currency denominated assets, liabilities and transactions into the U.S. dollar in the Consolidated Statements of Operations.

We also have foreign operations where the local currency is their functional currency. Accordingly, these foreign entities translate assets and liabilities from their local currencies to U.S. dollars using year-end exchange rates while income and expense accounts are translated at the average rates in effect during the year. We record the resulting translation adjustment as part of accumulated other comprehensive income (loss), which we refer to as OCI, a separate component of stockholders’ deficit.

Investments and Financial Instruments

Investments and Financial Instruments

We maintain investments in equity securities of unaffiliated companies. We carry non-marketable equity securities at cost. We consider marketable equity securities available-for-sale and they are carried at current fair value based on quoted market prices with unrealized gains or losses (excluding other-than-temporary losses), net of taxes, reported as part of OCI. We regularly review our investments to determine whether a decline in fair value below the cost basis is “other-than-temporary.” We consider, among other factors: the magnitude and duration of the decline; the financial health and business outlook of the investee, including industry and sector performance, changes in technology, and operational and financing cash flow factors; and our intent and ability to hold the investment. If we judge the decline in fair value to be other-than-temporary, we write-down the cost basis of the security to fair value and recognize the amount in the Consolidated Statements of Operations as part of “Other, net” and record it as a reclassification adjustment from OCI.

We account for investments in which we own at least 20% of the voting securities or have significant influence under the equity method of accounting. We record equity method investments at cost and adjust for the appropriate share of the net earnings or losses of the investee. We record investee losses up to the amount of the investment plus advances and loans made to the investee, and financial guarantees made on behalf of the investee.

The carrying value of cash and cash equivalents, accounts receivable, investments and other assets, accounts payable, and amounts included in accrued liabilities and other meeting the definition of a financial instrument approximated their fair values at December 31, 2011 and 2010.

Debt Issuance Costs
Debt Issuance Costs We defer costs we incur to issue debt and amortize these costs to interest expense using the straight-line method over the term of the respective obligation.

Share-Based Payment

Share-Based Payment

We grant restricted stock units and common stock options to certain employees and directors.

We record compensation expense equal to the fair value of stock-based awards at the date approved on a straight-line basis over the requisite service period of up to three years, reduced for estimated forfeitures and adjusted for anticipated payout percentages related to the achievement of performance targets.

Sales Taxes
Sales Taxes Sales taxes collected and remitted to state and local authorities are recorded on a net basis.

Income Taxes

Income Taxes

We determine deferred tax assets and liabilities based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which we expect the differences to reverse. We must make certain estimates and judgments in determining income tax provisions, assessing the likelihood of recovering our deferred tax assets, and evaluating tax positions.

We recognize a benefit in “Income tax expense” in the Consolidated Statements of Operations for uncertain tax positions that are more-likely-than-not to be sustained upon examination, measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement. Unrecognized tax benefits represent tax benefits taken or expected to be taken in income tax returns, for which the benefit has not yet been recognized in “Income tax expense” in the Consolidated Statements of Operations due to the uncertainty of whether such benefits will be ultimately realized. We recognize interest and penalties accrued related to unrecognized tax benefits in “Income tax expense” in the Consolidated Statements of Operations. Unrecognized tax benefits are recorded in “Income tax expense” in the Consolidated Statements of Operations at such time that the benefit is effectively settled.

Advertising Costs

Advertising Costs

We expense advertising costs primarily in “Subscriber acquisition costs” in the Consolidated Statements of Operations as incurred. Advertising costs for print and media related to national advertising campaigns, net of payments received from programming content providers for marketing support, were $464 million in 2011, $396 million in 2010 and $363 million in 2009. We previously reported advertising expenses, net of payments received from programming content providers for marketing support, of $342 million in 2010 and $317 million in 2009, for advertising costs primarily in “Subscriber acquisition costs” in the Consolidated Statements of Operations.

Market Concentrations and Credit Risk

Market Concentrations and Credit Risk

We sell programming services and extend credit, in amounts generally not exceeding $200 each, to a large number of individual residential subscribers throughout the United States and most of Latin America. As applicable, we maintain allowances for anticipated losses.

Fair Value Measurement

Fair Value Measurement

We determine the fair value measurements of assets and liabilities based on the three level valuation hierarchy established for classification of fair value measurements. The valuation hierarchy is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability and may be observable or unobservable. The three level hierarchy of inputs is as follows:

Level 1: Valuation is based on quoted market prices in active markets for identical assets or liabilities.

Level 2: Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable, for substantially the full term of the asset or liability.

Level 3: Valuation is based upon other unobservable inputs that are not corroborated by market data.

Accounting Changes, Change in Accounting Estimate and New Accounting Standard (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Changes, Change in Accounting Estimate and New Accounting Standard
Effect of change in an accounting estimate

(Dollars in Millions, Except Per Share Amounts)
Depreciation and amortization expense	$(141)
Net income attributable to DIRECTV	86
Basic earnings attributable to DIRECTV Class A stockholders per common share	$0.12
Diluted earnings attributable to DIRECTV Class A stockholders per common share	$0.11

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Schedule of final allocation of the purchase price

Total current assets	$244
Property and equipment	5
Goodwill	295
Investments and other assets	754
Total assets acquired	$1,298
Total current liabilities	$2,492
Other liabilities	259
Total liabilities assumed	$2,751
Net liabilities assumed	$1,453

Schedule of the calculation of the premium

Former LEI stockholder interest in the fair value of the net assets of DIRECTV	$16,054
Less: Fair value of net assets contributed by LEI, including 57% interest in DIRECTV Group	15,717
Premium	$337

Schedule of pro forma information

Year Ended
December 31, 2009
(Dollars in Millions)
Revenues	$21,753
Net income attributable to DIRECTV	1,113

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Schedule of accounts receivable, net

	2011	2010
	(Dollars in Millions)
Subscriber	$1,639	$1,302
Telco	512	362
Trade and other	402	413
Total	2,553	2,077
Less: Allowance for doubtful accounts	(79)	(76)
Accounts receivable, net	$2,474	$2,001

Satellites, Net and Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Satellites, Net and Property and Equipment, Net
Schedule of Satellites, net and Property and Equipment, net

	Estimated Useful Lives (years)	2011	2010
		(Dollars in Millions)
Satellites	10-16	$3,206	$3,233
Satellites under construction	—	302	70
Total		3,508	3,303
Less: Accumulated depreciation		(1,293)	(1,068)
Satellites, net		$2,215	$2,235
Land and improvements	9-30	$44	$43
Buildings and leasehold improvements	2-40	406	365
Machinery and equipment	2-23	1,968	1,923
Capitalized software	3	2,177	1,889
Subscriber leased set-top equipment	3-7	8,105	6,971
Construction in-progress	—	418	290
Total		13,118	11,481
Less: Accumulated depreciation		(7,895)	(7,037)
Property and equipment, net		$5,223	$4,444

Schedule of capitalized subscriber leased equipment

	2011	2010
	(Dollars in Millions)
Subscriber leased set-top equipment	$8,105	$6,971
Less: Accumulated depreciation of subscriber leased equipment	(4,618)	(4,096)
Subscriber leased set-top equipment, net	$3,487	$2,875

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of goodwill

	DIRECTV	DIRECTV Latin America		Sports Networks, Eliminations
	U.S.	Sky Brasil	PanAmericana	and Other	Total
	(Dollars in Millions)
Balance as of January 1, 2010	$3,167	$445	$211	$341	$4,164
Foreign currency translation adjustment	—	21	—	—	21
Acquisition accounting adjustments	9	—	—	(46)	(37)
Balance as of December 31, 2010	3,176	466	211	295	4,148
Foreign currency translation adjustment	—	(52)	—	—	(52)
Acquisition accounting adjustments	1	—	—	—	1
Balance as of December 31, 2011	$3,177	$414	$211	$295	$4,097

Schedule of intangible assets, net

	Estimated Useful	December 31, 2011			December 31, 2010
	Lives (years)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
		(Dollars in Millions)
Orbital slots	Indefinite	$432	$—	$432	$432	$—	$432
Satellite rights	15	110	12	98	124	6	118
Subscriber related	5-10	402	353	49	443	317	126
Dealer network	15	130	108	22	130	99	31
Trade name and other	5-20	367	59	308	384	41	343
Distribution rights	7	—	—	—	334	310	24
Total intangible assets		$1,441	$532	$909	$1,847	$773	$1,074

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Schedule of book value of investments accounted under equity method of accounting

	As of December 31,
	2011	2010
	(Dollars in Millions)
Sky Mexico	$490	$501
GSN	420	446
Other equity method investments	131	139
Total investments accounted for the equity method of accounting	$1,041	$1,086

Schedule of equity in earnings and losses of investments accounted for under the equity method of accounting

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Sky Mexico	$52	$33	$32
GSN	29	33	—
Other	28	24	19
Total equity earnings for investments accounted for under the equity method of accounting	$109	$90	$51

Current fair value and accumulated unrealized gains, net of taxes of marketable equity securities

	As of December 31,
	2011			2010
	Cost Basis	Fair Market Value	Accumulated Unrealized Gain (Loss), Net of Taxes	Cost Basis	Fair Market Value	Accumulated Unrealized Gain, Net of Taxes
	(Dollars in Millions)
Marketable equity securities in a gain position	$5	$11	$4	$14	$29	$9
Marketable equity securities in a loss position	8	6	(1)	—	—	—
Total marketable equity securities	$13	$17	$3	$14	$29	$9

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities
Significant components of Accounts payable and accrued liabilities

	2011	2010
	(Dollars in Millions)
Programming costs	$2,006	$1,751
Accounts payable	1,195	1,224
Payroll and employee benefits	307	272
Other	702	679
Total accounts payable and accrued liabilities	$4,210	$3,926

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Schedule of outstanding debt

	December 31,
	2011	2010
	(Dollars in Millions)
Long-term debt
Senior notes	$13,464	$10,472
Short-term borrowings	—	38
Total debt	$13,464	$10,510

Schedule of Senior notes issued on 10 March 2011

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.500% senior notes due 2016	$1,500	$1,497
5.000% senior notes due 2021	1,500	1,493
6.375% senior notes due 2041	1,000	1,000
	$4,000	$3,990

Schedule of Senior notes issued on 17 August 2010

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.125% senior notes due in 2016	$750	$750
4.600% senior notes due in 2021	1,000	999
6.000% senior notes due in 2040	1,250	1,233
	$3,000	$2,982

Schedule of Senior notes issued on 11 March 2010

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.550% senior notes due in 2015	$1,200	$1,199
5.200% senior notes due in 2020	1,300	1,298
6.350% senior notes due in 2040	500	499
	$3,000	$2,996

Schedule of Senior notes issued on 22 September 2009

	Principal	Proceeds, net of discount
	(Dollars in Millions)
4.750% senior notes due in 2014	$1,000	$997
5.875% senior notes due in 2019	1,000	993
	$2,000	$1,990

Schedule of outstanding senior notes

	Principal amount	Carrying value, net of unamortized original issue discounts or including premiums
	2011	2011	2010
	(Dollars in Millions)
4.750% senior notes due in 2014	$1,000	$999	$998
3.550% senior notes due in 2015	1,200	1,199	1,199
6.375% senior notes due in 2015	—	—	1,002
3.125% senior notes due in 2016	750	750	750
3.500% senior notes due in 2016	1,500	1,498	—
7.625% senior notes due in 2016	1,500	1,500	1,500
5.875% senior notes due in 2019	1,000	994	994
5.200% senior notes due in 2020	1,300	1,298	1,298
4.600% senior notes due in 2021	1,000	999	999
5.000% senior notes due in 2021	1,500	1,494	—
6.350% senior notes due in 2040	500	499	499
6.000% senior notes due in 2040	1,250	1,234	1,233
6.375% senior notes due in 2041	1,000	1,000	—
Total senior notes	$13,500	$13,464	$10,472

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of provision for income tax

	2011	2010	2009
	(Dollars in Millions)
Current tax expense:
U.S. federal	$631	$391	$308
Foreign	253	227	97
State and local	107	20	63
Total	991	638	468
Deferred tax expense (benefit):
U.S. federal	284	596	309
Foreign	59	(118)	(1)
State and local	14	86	51
Total	357	564	359
Total income tax expense	$1,348	$1,202	$827

Schedule of income before income taxes, by jurisdictions

	2011	2010	2009
	(Dollars in Millions)
U.S. income	$3,044	$2,809	$1,446
Foreign income	940	705	388
Total	$3,984	$3,514	$1,834

Schedule of reconciliation of income tax expense

	2011	2010	2009
	(Dollars in Millions)
Expected expense at U.S. federal statutory income tax rate	$1,394	$1,230	$642
U.S. state and local income tax expense, net of federal benefit	75	106	77
Liberty Transaction charges not recoverable	1	4	127
Change in unrecognized tax benefits	40	(40)	21
Noncontrolling interests in partnership earnings and taxes	2	(44)	(30)
Foreign taxes, net of federal tax benefits	(82)	9	(31)
Change in valuation allowance	(40)	(32)	33
Multistate tax planning	—	(20)	—
Tax credits	(47)	(7)	(3)
Other	5	(4)	(9)
Total income tax expense	$1,348	$1,202	$827

Schedule of temporary differences and carryforwards that gave rise to deferred tax assets and liabilities

	2011		2010
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	(Dollars in Millions)
Accruals and advances	$418	$268	$366	$168
Prepaid expenses	—	34	—	39
State taxes	73	—	75	—
Depreciation, amortization and asset impairment charges	—	1,155	—	723
Net operating loss and tax credit carryforwards	610	—	533	—
Programming contract liabilities	48	—	59	—
Unrealized foreign exchange gains or losses	—	105	—	146
Tax basis differences in investments and affiliates	91	804	74	861
Other	6	5	11	8
Subtotal	1,246	2,371	1,118	1,945
Valuation allowance	(466)	—	(504)	—
Total deferred taxes	$780	$2,371	$614	$1,945

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

Unrecognized Tax Benefits
(Dollars in Millions)
Gross unrecognized tax benefits at January 1, 2009	$363
Increases in tax positions for prior years	41
Decreases in tax positions for prior years	(15)
Increases in tax positions for the current year	147
Settlements	(9)
Gross unrecognized tax benefits at December 31, 2009	527
Increases in tax positions for prior years	7
Decreases in tax positions for prior years	(207)
Increases in tax positions for the current year	35
Gross unrecognized tax benefits at December 31, 2010	362
Increases in tax positions for prior years	17
Decreases in tax positions for prior years	(4)
Increases in tax positions for the current year	15
Gross unrecognized tax benefits at December 31, 2011	$390

Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations
Schedule of future minimum capital lease payments

(Dollars in Millions)
2012	$95
2013	93
2014	89
2015	81
2016	75
Thereafter	363
Total minimum lease payments	796
Less: Amount representing interest	251
Present value of net minimum lease payments	$545

Schedule of assets held under capital leases

	2011	2010
	(Dollars in Millions)
Satellites under capital leases	$527	$554
Less: Accumulated amortization	(140)	(106)
Satellites, net under capital leases	$387	$448
Property and equipment under capital leases	$104	$93
Less: Accumulated amortization	(38)	(22)
Property and equipment, net under capital leases	$66	$71

Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Plans
Schedule of components of pension benefit obligation and the other postretirement benefit obligation including amounts recognized in the consolidated balance sheets

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Millions)
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	$521	$498	$21	$21
Service cost	25	19	1	1
Interest cost	29	28	1	1
Plan participants’ contributions	1	1	—	—
Actuarial loss	43	11	1	1
Benefits paid	(36)	(35)	(1)	(3)
Change in plan	—	(1)	—	—
Net benefit obligation at end of year	583	521	23	21
Change in Plan Assets
Fair value of plan assets at beginning of year	429	374	—	—
Actual return on plan assets	15	45	—	—
Employer contributions	40	45	1	3
Benefits paid	(36)	(35)	(1)	(3)
Fair value of plan assets at end of year	448	429	—	—
Funded status at end of year	$(135)	$(92)	$(23)	$(21)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	$(6)	$(5)	$(2)	$(2)
Other liabilities and deferred credits	(129)	(87)	(21)	(19)
Deferred tax assets	94	74	1	—
Accumulated other comprehensive loss	149	122	2	—
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	147	119	2	—
Unamortized amount resulting from changes in defined benefit plan provisions, net of taxes	2	3	—	—
Total	$149	$122	$2	$—

Schedule of amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year

	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
Expense resulting from changes in plan experience and actuarial assumptions	$19	$—
Expense resulting from changes in plan provisions	1	—

Schedule of pension plans with an accumulated benefit obligation in excess of plan assets

	2011	2010
	(Dollars in Millions)
Accumulated benefit obligation	$531	$62
Fair value of plan assets	448	—

Schedule of pension plans with a projected benefit obligation in excess of plan assets

	2011	2010
	(Dollars in Millions)
Projected benefit obligation	$583	$521
Fair value of plan assets	448	429

Schedule of components of net periodic benefit cost

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Components of net periodic benefit cost
Benefits earned during the year	$25	$19	$16	$1	$1	$—
Interest accrued on benefits earned in prior years	29	28	28	1	1	1
Expected return on plan assets	(34)	(32)	(30)	—	—	—
Amortization components
Amount resulting from changes in plan provisions	1	1	1	—	(1)	—
Net amount resulting from changes in plan experience and actuarial assumptions	14	14	8	—	—	—
Net periodic benefit cost	$35	$30	$23	$2	$1	$1

Schedule of weighted-average assumptions used to determine benefit obligations

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
Discount rate—Qualified Plans	4.99%	5.59%	4.48%	4.99%
Discount rate—Non-Qualified Plans	4.92%	5.54%	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Schedule of weighted-average assumptions used to determine net periodic benefit cost

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Discount rate—Qualified Plan	5.59%	5.64%	6.06%	4.99%	5.21%	5.88%
Discount rate—Non-Qualified Plans	5.54%	5.63%	6.04%	—	—	—
Expected long-term return on plan assets	8.00%	8.25%	8.25%	—	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Schedule of assumed health care costs trend rates

	2011	2010
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that trend rate reaches the ultimate trend rate	2017	2017

Schedule of fair value measurements of the plan assets

	Fair Value Measurements as of
	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$3	$3	$—	$—	1%
Equity securities:
U.S. large-cap	75	—	75	—	17%
U.S. mid-cap growth	17	—	17	—	3%
International large-cap value	92	—	92	—	21%
Domestic real estate	23	—	23	—	5%
Fixed income	165	—	165	—	37%
Partnership and joint venture interests	30	—	—	30	7%
Insurance contracts at contract value	2	—	2	—	—%
Other types of investments	41	—	41	—	9%
Total	$448	$3	$415	$30	100%

	Fair Value Measurements as of
	Balance at December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$1	$1	$—	$—	—%
Equity securities:
U.S. large-cap	125	—	125	—	29%
U.S. mid-cap growth	34	—	34	—	8%
International large-cap value	60	—	60	—	14%
Domestic real estate	20	—	20	—	5%
Fixed income	159	—	159	—	37%
Partnership and joint venture interests	28	—	—	28	7%
Insurance contracts at contract value	2	—	2	—	—%
Total	$429	$1	$400	$28	100%

Schedule of fair value measurement of plans assets using significant unobservable inputs (Level 3)

Partnerships and Joint Venture Interests
(Dollars in Millions)
Balance as of January 1, 2010	$21
Unrealized gains	4
Purchases and sales	3
Balance as of December 31, 2010	28
Realized losses	(1)
Unrealized gains	5
Purchases and sales	(2)
Balance at December 31, 2011	$30

Schedule of expected benefit payments

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
2012	$44	$2
2013	47	2
2014	49	2
2015	45	2
2016	47	2
2017-2021	260	11

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Schedule of shares repurchased and retired

	2011	2010	2009
	(Amounts in Millions, Except Per Share Amounts)
Total cost of repurchased and retired shares	$5,455	$5,179	$1,696
Average price per share	45.78	38.20	23.79
Number of shares repurchased and retired	119	136	71

Schedule of comprehensive income

	2011			2010			2009
	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount
	(Dollars in Millions)
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions	$(49)	$(19)	$(30)	$13	$5	$8	$(3)	$(1)	$(2)
Amortization of amounts resulting from changes in defined benefit plan provisions	2	1	1	—	—	—	—	—	—
Cumulative effect of change in functional currency at Sky Brasil	—	—	—	—	—	—	(181)	(69)	(112)
Foreign currency translation activity during the period	(153)	(59)	(94)	32	12	20	290	111	179
Unrealized holding gains (losses) on securities	(10)	(4)	(6)	6	2	4	11	4	7
Less: reclassification adjustment for net gains recognized during period	—	—	—	(5)	(2)	(3)	—	—	—

Schedule of the components of accumulated other comprehensive loss

	2011	2010
	(Dollars in Millions)
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	$(149)	$(119)
Unamortized amount resulting from changes in defined benefit plan provisions, net of tax	(2)	(3)
Accumulated unrealized gains on securities, net of tax	3	9
Accumulated foreign currency translation adjustments	(8)	86
Total accumulated other comprehensive loss	$(156)	$(27)

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Schedule of the number of common stock options excluded from the computation of diluted EPS

	December 31,
	2011	2010	2009
	(Shares in Millions)
Common stock options excluded	—	—	16

Schedule of reconciliation of the amounts used in the basic and diluted EPS

	Income	Shares	Per Share Amounts
	(Dollars and Shares in Millions, Except Per Share Amounts)
Year Ended December 31, 2011:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,609	$747	$3.49
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	5	(0.02)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,609	$752	$3.47
Year Ended December 31, 2010:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,014	$870	$2.31
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	6	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,014	$876	$2.30
DIRECTV Class B Common Stock:
Basic and diluted EPS
Net income attributable to DIRECTV Class B common stockholders, including $160 million exchange inducement value for the Malone Transaction	$184	$22	$8.44
Year Ended December 31, 2009:
DIRECTV Class A Common Stock (DIRECTV Group common stock for period from January 1, 2009 through November 19, 2009):
Basic EPS
Net income attributable to DIRECTV	$942	$982	$0.96
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	7	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV	$942	$989	$0.95
DIRECTV Class B Common Stock:
Net income attributable to DIRECTV Class B common stockholders	$—	$22	$(0.02)

Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Schedule of changes in the status of outstanding restricted stock units

	Stock Units	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	8,217,559	$25.74
Granted	2,387,908	41.14
Vested and distributed	(2,723,303)	23.40
Forfeited	(286,272)	33.05
Nonvested at December 31, 2011	7,595,892	$31.35
Vested and expected to vest at December 31, 2011	7,374,625	$31.35

Schedule of changes in the status of outstanding options

	Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in millions)
Outstanding at January 1, 2011	4,552,677	$23.41
Exercised	(1,156,494)	23.26
Forfeited or expired	(31,673)	45.48
Outstanding at December 31, 2011	3,364,510	$23.21	6.4	$66
Vested and expected to vest at December 31, 2011	3,364,510	$23.21	6.4	$66
Exercisable at December 31, 2011	3,027,477	$22.04	6.2	$63

Share-Based Payment
Schedule of amounts recorded related to share-based compensation

	For the Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Share-based compensation expense recognized	$103	$82	$55
Tax benefits associated with share-based compensation expense	40	31	21
Actual tax benefits realized for the deduction of share-based compensation expense	54	60	42
Proceeds received from stock options exercised	—	38	35

DIRECTV Plan | Stock Options
Share-Based Payment
Schedule of share-based payment award, valuation assumptions used in the fair value calculations

2010
Estimated fair value per option granted	$12.36
Average exercise price per option granted	$33.74
Expected stock volatility	26.9%
Risk-free interest rate	3.35%
Expected option life (in years)	7.0

LEI Plan | Persons Other Than Employees And Directors
Share-Based Payment
Schedule of weighted average fair values for stock-based awards assumed along with assumptions used in the fair value calculations

	December 31, 2011	December 31, 2010	December 31, 2009
Average estimated fair value per equity instrument assumed	$26.63	$22.52	$15.19
Average exercise price per equity instrument assumed	$16.51	$19.34	$20.06
Expected stock volatility	27.5%	26.5%	25.2%
Range of risk-free interest rates	0.06 - .83%	0.07 - 2.01%	0.19 - 3.34%
Range of expected option lives (in years)	0.5 - 5.4	0.1 - 6.4	0.6 - 7.4

LEI Plan | Stock Options & Stock Appreciation Rights
Share-Based Payment
Schedule of weighted average fair values for stock-based awards assumed along with assumptions used in the fair value calculations

November 19, 2009
Average estimated fair value per equity instrument assumed	$14.17
Average exercise price per equity instrument assumed	$18.90
Expected stock volatility	24.7%
Range of risk-free interest rates	0.16 - 2.87%
Range of expected option lives (in years)	0.7 - 7.5

Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses
Schedule of other income and expenses

	2011	2010	2009
	(Dollars in Millions)
Equity in earnings from unconsolidated affiliates	$109	$90	$51
Net foreign currency transaction gain (loss)	(50)	11	62
Loss from impairment of investments	—	—	(45)
Fair-value adjustment loss on non-employee stock awards	(4)	(11)	—
Loss on early extinguishment of debt	(25)	(16)	(34)
Net gain from sale of investments	63	6	—
Other	(9)	(11)	—
Total other, net	$84	$69	$34

Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Schedule of sales to, and purchases from, related parties

	2011	2010	2009
	(Dollars in Millions)
Sales:
Liberty Media and affiliates	$—	$26	$56
Discovery Communications, Liberty Global and affiliates	—	5	11
Globo and other	6	13	10
Total	$6	$44	$77
Purchases:
Liberty Media and affiliates	$—	$143	$358
Discovery Communications, Liberty Global and affiliates	—	128	255
Globo and other	845	622	504
Total	$845	$893	$1,117

Schedule of accounts receivable from and accounts payable to related parties

	2011	2010
	(Dollars in Millions)
Accounts receivable	$1	$2
Accounts payable	96	80

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting
Selected information for operating segments

	External Revenues	Intersegment Revenues	Total Revenues	Operating Profit (Loss)	Depreciation and Amortization Expense	Operating Profit (Loss) Before Depreciation and Amortization(1)
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$21,864	$8	$21,872	$3,702	$1,587	$5,289
Sky Brasil	3,020	—	3,020	542	449	991
PanAmericana	2,076	—	2,076	374	298	672
DIRECTV Latin America	5,096	—	5,096	916	747	1,663
Sports Networks, Eliminations and Other	266	(8)	258	11	15	26
Total	$27,226	$—	$27,226	$4,629	$2,349	$6,978
December 31, 2010
DIRECTV U.S.	$20,261	$7	$20,268	$3,290	$1,926	$5,216
Sky Brasil	2,013	—	2,013	383	298	681
PanAmericana	1,584	—	1,584	240	243	483
DIRECTV Latin America	3,597	—	3,597	623	541	1,164
Sports Networks, Eliminations and Other	244	(7)	237	(17)	15	(2)
Total	$24,102	$—	$24,102	$3,896	$2,482	$6,378
December 31, 2009
DIRECTV U.S.	$18,664	$7	$18,671	$2,410	$2,275	$4,685
Sky Brasil	1,416	—	1,416	239	192	431
PanAmericana	1,462	—	1,462	92	174	266
DIRECTV Latin America	2,878	—	2,878	331	366	697
Sports Networks, Eliminations and Other	23	(7)	16	(68)	(1)	(69)
Total	$21,565	$—	$21,565	$2,673	$2,640	$5,313

(1)                                 Operating profit (loss) before depreciation and amortization, which is a financial measure that is not determined in accordance with GAAP can be calculated by adding amounts under the caption “Depreciation and amortization expense” to “Operating profit (loss).” This measure should be used in conjunction with GAAP financial measures and is not presented as an alternative measure of operating results, as determined in accordance with GAAP. Our management and Board of Directors use operating profit (loss) before depreciation and amortization to evaluate the operating performance of our company and our business segments and to allocate resources and capital to business segments. This metric is also used as a measure of performance for incentive compensation purposes and to measure income generated from operations that could be used to fund capital expenditures, service debt or pay taxes. Depreciation and amortization expense primarily represents an allocation to current expense of the cost of historical capital expenditures and for intangible assets resulting from prior business acquisitions. To compensate for the exclusion of depreciation and amortization expense from operating profit, our management and our Board of Directors separately measure and budget for capital expenditures and business acquisitions.

                                                We believe this measure is useful to investors, along with GAAP measures (such as revenues, operating profit and net income), to compare our operating performance to other communications, entertainment and media service providers. We believe that investors use current and projected operating profit (loss) before depreciation and amortization and similar measures to estimate our current or prospective enterprise value and make investment decisions. This metric provides investors with a means to compare operating results exclusive of depreciation and amortization. Our management believes this is useful given the significant variation in depreciation and amortization expense that can result from the timing of capital expenditures, the capitalization of intangible assets, potential variations in expected useful lives when compared to other companies and periodic changes to estimated useful lives.

Reconciliation of operating profit before depreciation and amortization to reported net income

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Operating profit before depreciation and amortization	$6,978	$6,378	$5,313
Depreciation and amortization expense	(2,349)	(2,482)	(2,640)
Operating profit	4,629	3,896	2,673
Interest income	34	39	41
Interest expense	(763)	(557)	(423)
Liberty transaction and related gains (charges)	—	67	(491)
Other, net	84	69	34
Income before income taxes	3,984	3,514	1,834
Income tax expense	(1,348)	(1,202)	(827)
Net income	2,636	2,312	1,007
Less: Net income attributable to noncontrolling interests	(27)	(114)	(65)
Net income attributable to DIRECTV	$2,609	$2,198	$942

Additional selected information for operating segments

	Segment Assets	Capital Expenditures
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$11,796	$1,736
Sky Brasil	2,663	902
PanAmericana	2,601	526
DIRECTV Latin America	5,264	1,428
Sports Networks, Eliminations and Other	1,363	6
Total	$18,423	$3,170
December 31, 2010
DIRECTV U.S.	$11,400	$1,557
Sky Brasil	2,566	468
PanAmericana	2,130	389
DIRECTV Latin America	4,696	857
Sports Networks, Eliminations and Other	1,813	2
Total	$17,909	$2,416
December 31, 2009
DIRECTV U.S.	$12,408	$1,485
Sky Brasil	1,887	284
PanAmericana	1,885	300
DIRECTV Latin America	3,772	584
Sports Networks, Eliminations and Other	2,080	2
Total	$18,260	$2,071

Schedule of revenue and property, by geographical areas

	Years Ended and As of December 31,
	2011		2010		2009
	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites
	(Dollars in Millions)
United States	$22,310	$5,267	$20,684	$4,987	$18,844	$5,247
Latin America and the Caribbean
Brazil	3,020	1,423	2,013	1,060	1,416	742
Other	1,896	748	1,405	632	1,305	487
Total Latin America and the Caribbean	4,916	2,171	3,418	1,692	2,721	1,229
Total	$27,226	$7,438	$24,102	$6,679	$21,565	$6,476

Selected Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data (Unaudited)
Schedule of unaudited quarterly data

	1st	2nd	3rd	4th
	(Dollars in Millions, Except Per Share Amounts)
2011 Quarters
Revenues	$6,319	$6,600	$6,844	$7,463
Operating profit	1,155	1,230	1,030	1,214
Net income attributable to DIRECTV	674	701	516	718
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.92	0.70	1.02
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.91	0.70	1.02
2010 Quarters
Revenues	$5,608	$5,848	$6,025	$6,621
Operating profit	956	1,010	868	1,062
Net income attributable to DIRECTV	558	543	479	618
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.60	0.42	0.56	0.75
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.59	0.42	0.55	0.74
Basic and diluted earnings attributable to DIRECTV Class B stockholders per common share, including $160 million exchange inducement value for the Malone Transaction	0.60	7.84	—	—

Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements
Schedule of Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$682	$21,872	$5,422	$(750)	$27,226
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	9,799	1,916	(60)	11,655
Subscriber service expenses	—	—	1,435	476	—	1,911
Broadcast operations expenses	—	—	300	96	(7)	389
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,794	596	—	3,390
Upgrade and retention costs	—	—	1,209	118	—	1,327
General and administrative expenses	11	—	1,729	519	(683)	1,576
Depreciation and amortization expense	—	—	1,587	762	—	2,349
Total operating costs and expenses	11	—	18,853	4,483	(750)	22,597
Operating profit (loss)	(11)	682	3,019	939	—	4,629
Equity in income of consolidated subsidiaries	2,622	1,947	—	—	(4,569)	—
Interest income	—	—	1	44	(11)	34
Interest expense	—	(692)	(4)	(78)	11	(763)
Other, net	(4)	(25)	60	53	—	84
Income before income taxes	2,607	1,912	3,076	958	(4,569)	3,984
Income tax benefit (expense)	2	13	(1,129)	(234)	—	(1,348)
Net income	2,609	1,925	1,947	724	(4,569)	2,636
Less: Net income attributable to noncontrolling interest	—	—	—	(27)	—	(27)
Net income attributable to DIRECTV	$2,609	$1,925	$1,947	$697	$(4,569)	$2,609

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$463	$20,268	$3,895	$(524)	$24,102
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	8,699	1,428	(53)	10,074
Subscriber service expenses	—	—	1,340	341	—	1,681
Broadcast operations expenses	—	—	273	84	(7)	350
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,631	374	—	3,005
Upgrade and retention costs	—	—	1,106	63	—	1,169
General and administrative expenses	24	—	1,466	419	(464)	1,445
Depreciation and amortization expense	—	—	1,926	556	—	2,482
Total operating costs and expenses	24	—	17,441	3,265	(524)	20,206
Operating profit (loss)	(24)	463	2,827	630	—	3,896
Equity in income of consolidated subsidiaries	2,219	1,835	—	—	(4,054)	—
Interest income	1	1	4	44	(11)	39
Interest expense	—	(480)	(8)	(80)	11	(557)
Liberty transaction and related gains	—	—	—	67	—	67
Other, net	(10)	(25)	20	84	—	69
Income before income taxes	2,186	1,794	2,843	745	(4,054)	3,514
Income tax benefit (expense)	12	14	(1,008)	(220)	—	(1,202)
Net income	2,198	1,808	1,835	525	(4,054)	2,312
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)
Net income attributable to DIRECTV	$2,198	$1,808	$1,835	$411	$(4,054)	$2,198

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2009

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Revenues	$—	$332	$18,671	$2,907	$(345)	$21,565
Operating costs and expenses
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other	—	—	8,027	1,043	(6)	9,064
Subscriber service expenses	—	—	1,268	257	—	1,525
Broadcast operations expenses	—	—	274	74	(7)	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs	—	—	2,478	295	—	2,773
Upgrade and retention costs	—	—	1,045	47	—	1,092
General and administrative expenses	69	—	1,226	494	(332)	1,457
Depreciation and amortization expense	2	—	2,275	363	—	2,640
Total operating costs and expenses	71	—	16,593	2,573	(345)	18,892
Operating profit (loss)	(71)	332	2,078	334	—	2,673
Equity in income of consolidated subsidiaries	1,162	1,029	—	—	(2,191)	—
Interest income	12	4	—	38	(13)	41
Interest expense	(2)	(335)	(13)	(86)	13	(423)
Liberty transaction and related charges	(384)	—	—	(107)	—	(491)
Other, net	(1)	(34)	17	52	—	34
Income before income taxes	716	996	2,082	231	(2,191)	1,834
Income tax benefit (expense)	226	16	(1,053)	(16)	—	(827)
Net income	942	1,012	1,029	215	(2,191)	1,007
Less: Net income attributable to noncontrolling interest	—	—	—	(65)	—	(65)
Net income attributable to DIRECTV	$942	$1,012	$1,029	$150	$(2,191)	$942

Schedule of Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

As of December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
ASSETS
Total current assets	$412	$533	$2,514	$1,397	$(615)	$4,241
Satellites, net	—	—	1,724	491	—	2,215
Property and equipment, net	—	—	3,084	2,139	—	5,223
Goodwill	—	1,828	1,349	920	—	4,097
Intangible assets, net	—	—	461	448	—	909
Intercompany receivables	3,746	4,011	11,582	3,442	(22,781)	—
Investment in subsidiaries	(5,510)	12,057	—	(7,607)	1,060	—
Other assets	74	64	256	1,425	(81)	1,738
Total assets	$(1,278)	$18,493	$20,970	$2,655	$(22,417)	$18,423
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Total current liabilities	$383	$204	$3,422	$1,349	$(615)	$4,743
Long-term debt	—	13,464	—	—	—	13,464
Deferred income taxes	—	—	1,321	531	(81)	1,771
Intercompany liabilities	895	11,582	4,011	6,293	(22,781)	—
Other liabilities and deferred credits	551	82	159	495	—	1,287
Redeemable noncontrolling interest	—	—	—	265	—	265
Stockholders’ equity (deficit)
Capital stock and additional paid-in capital	4,799	11	4,684	(561)	(4,134)	4,799
Retained earnings (accumulated deficit)	(7,750)	(6,850)	7,373	(5,703)	5,180	(7,750)
Accumulated other comprehensive loss	(156)	—	—	(14)	14	(156)
Total stockholders’ equity (deficit)	(3,107)	(6,839)	12,057	(6,278)	1,060	(3,107)
Total liabilities and stockholders’ equity (deficit)	$(1,278)	$18,493	$20,970	$2,655	$(22,417)	$18,423

Condensed Consolidating Balance Sheet

As of December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
ASSETS
Total current assets	$606	$750	$2,161	$1,139	$(403)	$4,253
Satellites, net	—	—	1,794	441	—	2,235
Property and equipment, net	—	—	2,832	1,612	—	4,444
Goodwill	—	1,828	1,348	972	—	4,148
Intangible assets, net	—	—	495	579	—	1,074
Intercompany receivables	3,413	3,026	8,593	3,426	(18,458)	—
Investment in subsidiaries	(2,764)	10,061	—	(4,498)	(2,799)	—
Other assets	54	49	220	1,481	(49)	1,755
Total assets	$1,309	$15,714	$17,443	$5,152	$(21,709)	$17,909
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Total current liabilities	$206	$142	$3,231	$1,274	$(403)	$4,450
Long-term debt	—	10,472	—	—	—	10,472
Deferred income taxes	—	—	906	813	(49)	1,670
Intercompany liabilities	814	8,593	3,026	6,025	(18,458)	—
Other liabilities and deferred credits	483	71	219	514	—	1,287
Redeemable noncontrolling interest	—	—	—	224	—	224
Stockholders’ equity (deficit)
Capital stock and additional paid-in capital	5,563	7	4,579	4,684	(9,270)	5,563
Retained earnings (accumulated deficit)	(5,730)	(3,571)	5,482	(8,478)	6,567	(5,730)
Accumulated other comprehensive income (loss)	(27)	—	—	96	(96)	(27)
Total stockholders’ equity (deficit)	(194)	(3,564)	10,061	(3,698)	(2,799)	(194)
Total liabilities and stockholders’ equity (deficit)	$1,309	$15,714	$17,443	$5,152	$(21,709)	$17,909

Schedule of Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by operating activities	$1,831	$1,835	$1,745	$1,537	$(1,763)	$5,185
Cash flows from investing activities
Cash paid for property and equipment	—	—	(1,595)	(1,329)	—	(2,924)
Cash paid for satellites	(1)	—	(141)	(104)	—	(246)
Investment in companies, net of cash acquired	—	—	(11)	—	—	(11)
Proceeds from sale of investments	—	—	55	61	—	116
Return of capital from subsidiary	3,487	—	—	—	(3,487)	—
Other, net	—	—	1	42	—	43
Net cash provided by (used in) investing activities	3,486	—	(1,691)	(1,330)	(3,487)	(3,022)
Cash flows from financing activities
Cash proceeds from debt issuance	—	3,990	—	—	—	3,990
Debt issuance costs	—	(30)	—	—	—	(30)
Repayment of long-term debt	—	(1,000)	—	—	—	(1,000)
Repayment of short-term borrowings	—	—	—	(39)	—	(39)
Repayment of other long-term obligations	—	—	(66)	(118)	—	(184)
Common shares repurchased and retired	(5,496)	—	—	—	—	(5,496)
Taxes paid in lieu of shares issued for share-based compensation	(5)	—	(29)	(24)	—	(58)
Excess tax benefit from share-based compensation	—	—	21	4	—	25
Intercompany payments (funding)	(134)	—	20	114	—	—
Cash dividend to Parent	—	(5,250)	—	—	5,250	—
Net cash used in financing activities	(5,635)	(2,290)	(54)	(63)	5,250	(2,792)
Net increase (decrease) in cash and cash equivalents	(318)	(455)	—	144	—	(629)
Cash and cash equivalents at beginning of the period	447	683	4	368	—	1,502
Cash and cash equivalents at the end of the period	$129	$228	$4	$512	$—	$873

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$3,952	$2,263	$1,678	$(607)	$(2,080)	$5,206
Cash flows from investing activities
Cash paid for property and equipment	—	—	(1,444)	(859)	—	(2,303)
Cash paid for satellites	—	—	(113)	—	—	(113)
Investment in companies, net of cash acquired	—	—	(1)	(616)	—	(617)
Proceeds from sale of investments	—	—	—	9	—	9
Return of capital from subsidiary	4,820	—	—	—	(4,820)	—
Other, net	—	—	3	(78)	—	(75)
Net cash provided by (used in) investing activities	4,820	—	(1,555)	(1,544)	(4,820)	(3,099)
Cash flows from financing activities
Cash proceeds from debt issuance	—	5,978	—	—	—	5,978
Debt issuance costs	—	(44)	—	—	—	(44)
Repayment of long-term debt	—	(2,323)	—	—	—	(2,323)
Proceeds from short-term borrowings	—	—	—	38	—	38
Repayment of collar loan and equity collars	—	—	—	(1,537)	—	(1,537)
Repayment of other long-term obligations	—	—	(99)	(28)	—	(127)
Common shares repurchased and retired	(5,111)	—	—	—	—	(5,111)
Stock options exercised	38	—	—	—	—	38
Taxes paid in lieu of shares issued for share-based compensation	(58)	—	(38)	(22)	—	(118)
Excess tax benefit from share-based compensation	—	—	9	2	—	11
Dividends paid to redeemable noncontrolling interest	—	—	—	(15)	—	(15)
Intercompany payments (funding)	(3,751)	—	2	3,749	—	—
Cash dividend to Parent	—	(6,900)	—	—	6,900	—
Net cash provided by (used in) financing activities	(8,882)	(3,289)	(126)	2,187	6,900	(3,210)
Net increase (decrease) in cash and cash equivalents	(110)	(1,026)	(3)	36	—	(1,103)
Cash and cash equivalents at beginning of the period	557	1,709	7	332	—	2,605
Cash and cash equivalents at the end of the period	$447	$683	$4	$368	$—	$1,502

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent Guarantor	Co-Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	DIRECTV Consolidated
	(Dollars in Millions)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(564)	$2,108	$1,605	$2,406	$(1,124)	$4,431
Cash flows from investing activities
Cash paid for property and equipment	(1)	—	(1,426)	(585)	—	(2,012)
Cash paid for satellites	—	—	(59)	—	—	(59)
Cash paid for Liberty transaction, net of cash acquired	(153)	—	—	56	—	(97)
Investment in companies, net of cash acquired	(5)	—	(11)	(21)	—	(37)
Return of capital from subsidiary	1,376	—	—	—	(1,376)	—
Other, net	—	—	—	11	—	11
Net cash provided by (used in) investing activities	1,217	—	(1,496)	(539)	(1,376)	(2,194)
Cash flows from financing activities
Cash proceeds from debt issuance	—	1,990	—	—	—	1,990
Debt issuance costs	—	(14)	—	—	—	(14)
Repayment of long-term debt	—	(1,018)	—	—	—	(1,018)
Repayment of collar loan and equity collars	—	—	—	(751)	—	(751)
Repayment of other long-term obligations	—	—	(90)	(26)	—	(116)
Common shares repurchased and retired	(1,696)	—	—	—	—	(1,696)
Stock options exercised	35	—	—	—	—	35
Taxes paid in lieu of shares issued for share-based compensation	(35)	—	(24)	(13)	—	(72)
Excess tax benefit from share-based compensation	—	—	4	1	—	5
Intercompany payments (funding)	1,064	—	2	(1,066)	—	—
Cash dividend to Parent	—	(2,500)	—	—	2,500	—
Net cash used in financing activities	(632)	(1,542)	(108)	(1,855)	2,500	(1,637)
Net increase (decrease) in cash and cash equivalents	21	566	1	12	—	600
Cash and cash equivalents at beginning of the period	536	1,143	6	320	—	2,005
Cash and cash equivalents at the end of the period	$557	$1,709	$7	$332	$—	$2,605

Description of Business (Details) (USD $)	Dec. 31, 2011	Nov. 19, 2009
Liberty Entertainment, Inc.
Ownership interests
Liberty interest in DIRECTV Group (as a percent)		57.00%
Assets acquired, cash and cash equivalents (in dollars)		120,000,000
Indebtedness and a related series of equity collars (in dollars)		2,100,000,000
Game Show Network, LLC
Ownership interests
Ownership percentage of equity method investment	60.00%	65.00%
Regional sports networks
Ownership interests
Percentage of interest acquired		100.00%
Assets acquired, cash and cash equivalents (in dollars)		56,000,000
Sky Brasil
Ownership interests
Ownership percentage in subsidiary	93.00%
Sky Mexico
Ownership interests
Ownership percentage of equity method investment	41.00%

Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 year
Revenue Recognition
Maximum contract period for subscribers under multiple-deliverable revenue arrangements (in years)	2
Subscriber Acquisition Costs
Period over which commissions for customer acquisitions are earned by retailer or dealer (in months)	12 months
Other intangible assets
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	20

Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capitalized Software Costs
Unamortized capitalized software costs	$ 544	$ 496
Amortization of capitalized software costs	$ 232	$ 218	$ 196
Maximum
Cash and Cash Equivalents
Original maturities (in months)	3 months
Minimum
Investments and Financial Instruments
Percentage of voting securities required for equity method of accounting	20.00%

Basis of Presentation and Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising Costs
Advertising expense	$ 464,000,000	$ 396,000,000	$ 363,000,000
Previously reported advertising expense		342,000,000	317,000,000
Maximum
Share-Based Payment
Requisite service period over which compensation expense for stock based awards is recognized (in years)	3 years
Market Concentrations and Credit Risk
Amount of credit extended to individual residential subscribers	$ 200
Minimum
Income Taxes
Percentage of likelihood of realization that the tax position must exceed in order for the amount to be recognized	50.00%

Accounting Changes, Change in Accounting Estimate and New Accounting Standard (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended				3 Months Ended								12 Months Ended							6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Change in Accounting Estimate, Increase in Depreciable Lives	Dec. 31, 2011 Class A common stock	Sep. 30, 2011 Class A common stock	Jun. 30, 2011 Class A common stock	Mar. 31, 2011 Class A common stock	Dec. 31, 2010 Class A common stock	Sep. 30, 2010 Class A common stock	Jun. 30, 2010 Class A common stock	Mar. 31, 2010 Class A common stock	Dec. 31, 2011 Class A common stock	Dec. 31, 2010 Class A common stock	Dec. 31, 2009 Class A common stock	Dec. 31, 2011 Class A common stock Change in Accounting Estimate, Increase in Depreciable Lives	Dec. 31, 2011 DIRECTV U.S.	Dec. 31, 2010 DIRECTV U.S.	Dec. 31, 2009 DIRECTV U.S.	Jun. 30, 2011 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2010 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2009 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. After change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased equipment - set-top receivers Standard definition DIRECTV U.S. year	Dec. 31, 2010 Subscriber leased equipment - set-top receivers Standard definition DIRECTV U.S. year	Dec. 31, 2009 Subscriber leased equipment - set-top receivers Standard definition DIRECTV U.S. year
Change in Accounting Estimate
Estimated useful lives (in years)																												3	3	3	4	3	3	3
Depreciation and amortization expense									$ 2,349	$ 2,482	$ 2,640	$ (141)													$ 1,587	$ 1,926	$ 2,275
Net income attributable to DIRECTV	$ 718	$ 516	$ 701	$ 674	$ 618	$ 479	$ 543	$ 558	$ 2,609	$ 2,198	$ 942	$ 86									$ 2,609	$ 2,014	$ 942
Basic earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)													$ 1.02	$ 0.7	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.6	$ 3.49	$ 2.31	$ 0.96	$ 0.12
Diluted earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)													$ 1.02	$ 0.7	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.3	$ 0.95	$ 0.11

Acquisitions (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Sky Brasil	Dec. 31, 2010 Sky Brasil	Dec. 31, 2011 Sky Brasil	Nov. 30, 2009 Liberty Entertainment, Inc.	Dec. 31, 2010 Liberty Entertainment, Inc.	Dec. 31, 2009 Liberty Entertainment, Inc.	Nov. 19, 2009 Liberty Entertainment, Inc.	Nov. 19, 2009 Liberty Entertainment, Inc. DIRECTV Class A Common Shares	Nov. 19, 2009 Liberty Entertainment, Inc. DIRECTV Class A Common Shares DIRECTV Group	Nov. 19, 2009 Liberty Entertainment, Inc. DIRECTV Class B Common Shares	Dec. 31, 2009 Regional sports networks year	Nov. 19, 2009 Regional sports networks	Dec. 31, 2011 Game Show Network, LLC	Nov. 19, 2009 Game Show Network, LLC
Acquisitions
Minimum portion of the non controlling interest ownership percentage in subsidiary required to be purchased			0.5
Noncontrolling interest, ownership percentage by noncontrolling owner			25.90%		7.00%
Shares exchanged for ownership interest			178,800,000
Percentage of interest acquired			19.00%											100.00%
Ownership percentage of equity method investment															60.00%	65.00%
Fair value of interest acquired			$ 605,000,000
Percentage of ownership interest					93.00%
Net deferred tax assets related to acquisition	79,000,000			79,000,000
Liberty interest in DIRECTV Group (as a percent)									57.00%
Assets acquired, cash and cash equivalents (in dollars)									120,000,000					56,000,000
Indebtedness and a related series of equity collars (in dollars)									2,100,000,000
Number of DIRECTV Class A common stock shares issued for each share of DIRECTV Group common stock held											1
Number of DIRECTV Class A common stock shares issued for each share of LEI common stock										1.1113
Number of DIRECTV Class B common stock shares issued to previous chairman for each share of LEI common stock held												1.1113
Number of shares issued to holders of DIRECTV group common stock											408,400,000
Number of shares issued to former LEI shareholders										501,100,000		21,800,000
Liberty Transaction (in shares)						931,300,000
The difference between the total issued DIRECTV Class A and Class B shares and the DIRECTV Group common shares outstanding immediately preceding the merger									25,800,000
Number of DIRECTV Group common shares outstanding immediately preceding the merger									957,100,000
Final allocation of the purchase price
Total current assets									244,000,000
Property and equipment									5,000,000
Goodwill									295,000,000
Investments and other assets									754,000,000
Total assets acquired									1,298,000,000
Total current liabilities									2,492,000,000
Other liabilities									259,000,000
Total liabilities assumed									2,751,000,000
Net liabilities assumed									1,453,000,000
Transaction cost								43,000,000
Premium calculation
Former LEI stockholder interest in the fair value of the net assets of DIRECTV								16,054,000,000
Less: Fair value of net assets contributed by LEI, including 57% interest in DIRECTV Group								15,717,000,000
Premium								337,000,000
Number of common stock options and stock appreciation rights issued by LEI, assumed (in shares)									16,700,000
Fair value of equity collars assumed									369,000,000
Liberty transaction and related gains (charges)	67,000,000	(491,000,000)					67,000,000	(491,000,000)
Net loss on partial settlement and fair value adjustment of equity collars and non-employee stock based awards								111,000,000
Net cash paid for entity acquired		97,000,000						97,000,000
Repayment of LEI's existing loan from Liberty								226,000,000
Definite lived intangible assets assigned													228,000,000
Weighted-average useful life of definite lived intangible assets assigned (in years)													19
Unaudited pro forma information
Revenues								21,753,000,000
Net income attributable to DIRECTV								$ 1,113,000,000

Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable
Accounts receivable, gross	$ 2,553	$ 2,077
Less: Allowance for doubtful accounts	(79)	(76)
Accounts receivable, net	2,474	2,001
Subscriber
Accounts Receivable
Accounts receivable, gross	1,639	1,302
Telco
Accounts Receivable
Accounts receivable, gross	512	362
Trade and other
Accounts Receivable
Accounts receivable, gross	$ 402	$ 413

Satellites, Net and Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Land and Improvements year	Dec. 31, 2010 Land and Improvements	Dec. 31, 2011 Building and Leasehold Improvements year	Dec. 31, 2010 Building and Leasehold Improvements	Dec. 31, 2011 Machinery and equipment year	Dec. 31, 2010 Machinery and equipment	Dec. 31, 2011 Capitalized Software year	Dec. 31, 2010 Capitalized Software	Dec. 31, 2011 Subscriber leased set-top equipment year	Dec. 31, 2010 Subscriber leased set-top equipment	Jun. 30, 2011 Subscriber leased set-top equipment High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2010 Subscriber leased set-top equipment High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2009 Subscriber leased set-top equipment High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased set-top equipment High definition DIRECTV U.S. After change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased set-top equipment High definition DIRECTV Latin America year	Dec. 31, 2010 Subscriber leased set-top equipment High definition DIRECTV Latin America year	Dec. 31, 2009 Subscriber leased set-top equipment High definition DIRECTV Latin America year	Dec. 31, 2011 Subscriber leased set-top equipment Standard definition DIRECTV U.S. year	Dec. 31, 2010 Subscriber leased set-top equipment Standard definition DIRECTV U.S. year	Dec. 31, 2009 Subscriber leased set-top equipment Standard definition DIRECTV U.S. year	Dec. 31, 2011 Subscriber leased set-top equipment Standard definition DIRECTV Latin America year	Dec. 31, 2010 Subscriber leased set-top equipment Standard definition DIRECTV Latin America year	Dec. 31, 2009 Subscriber leased set-top equipment Standard definition DIRECTV Latin America year	Dec. 31, 2011 Construction in-progress	Dec. 31, 2010 Construction in-progress	Dec. 31, 2011 Satellites year	Dec. 31, 2010 Satellites	Dec. 31, 2011 Satellites under construction	Dec. 31, 2010 Satellites under construction
Satellites, net and property and equipment, net
Satellites, total	$ 3,508	$ 3,303																											$ 3,206	$ 3,233	$ 302	$ 70
Less: Accumulated depreciation	(1,293)	(1,068)
Satellites, net	2,215	2,235
Property and equipment, total	13,118	11,481		44	43	406	365	1,968	1,923	2,177	1,889	8,105	6,971														418	290
Less: Accumulated depreciation	(7,895)	(7,037)										(4,618)	(4,096)
Property and equipment, net	5,223	4,444										3,487	2,875
Estimated useful lives, minimum (in years)				9		2		2				3																	10
Estimated useful lives, maximum (in years)				30		40		23				7																	16
Estimated useful lives (in years)										3				3	3	3	4	3	3	3	3	3	3	7	7	7
Depreciation expense, including amortization of property and equipment and satellites held under capital leases	2,213	2,292	2,287
Interest costs capitalized	$ 13	$ 6	$ 18

Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 DIRECTV U.S.	Dec. 31, 2010 DIRECTV U.S.	Dec. 31, 2011 Sky Brasil year	Dec. 31, 2010 Sky Brasil	Mar. 31, 2010 Sky Brasil	Dec. 31, 2011 PanAmericana	Dec. 31, 2010 PanAmericana	Dec. 31, 2009 PanAmericana	Dec. 31, 2010 Sports Networks, Eliminations and Other	Dec. 31, 2011 Sports Networks, Eliminations and Other
Changes in the carrying amounts of goodwill
Goodwill, beginning balance	$ 4,148	$ 4,164	$ 3,176	$ 3,167	$ 466	$ 445		$ 211	$ 211	$ 211	$ 341	$ 295
Foreign currency translation adjustment	(52)	21			(52)	21
Acquisition accounting adjustments	1	(37)	1	9							(46)
Goodwill, ending balance	4,097	4,148	3,177	3,176	414	466		211	211	211	295	295
Satellite rights
Amount capitalized for satellite rights							116
Payments made to date for the right to use satellite for Sky Brasil					$ 87	$ 29
Intangible asset amortization period (in years)					15

Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Estimated Useful Lives, minimum (in years)	5
Estimated Useful Lives, maximum (in years)	20
Finite-lived intangible assets, accumulated amortization	$ 532	$ 773
Intangible assets, gross amount	1,441	1,847
Intangible assets, net amount	909	1,074
Amortization expense of intangible assets	136	190	352
Estimated amortization expense for intangible assets
2012	83
2013	42
2014	35
2015	27
2016	26
Thereafter	264
Satellite rights
Intangible assets
Estimated Useful Lives (in years)	15
Finite-lived intangible assets, gross amount	110	124
Finite-lived intangible assets, accumulated amortization	12	6
Finite-lived intangible assets, net amount	98	118
Subscriber related
Intangible assets
Estimated Useful Lives, minimum (in years)	5
Estimated Useful Lives, maximum (in years)	10
Finite-lived intangible assets, gross amount	402	443
Finite-lived intangible assets, accumulated amortization	353	317
Finite-lived intangible assets, net amount	49	126
Dealer network
Intangible assets
Estimated Useful Lives (in years)	15
Finite-lived intangible assets, gross amount	130	130
Finite-lived intangible assets, accumulated amortization	108	99
Finite-lived intangible assets, net amount	22	31
Trade names and other
Intangible assets
Estimated Useful Lives, minimum (in years)	5
Estimated Useful Lives, maximum (in years)	20
Finite-lived intangible assets, gross amount	367	384
Finite-lived intangible assets, accumulated amortization	59	41
Finite-lived intangible assets, net amount	308	343
Distribution rights
Intangible assets
Estimated Useful Lives (in years)	7
Finite-lived intangible assets, gross amount		334
Finite-lived intangible assets, accumulated amortization		310
Finite-lived intangible assets, net amount		24
Orbital slots
Intangible assets
Indefinite intangible assets	$ 432	$ 432

Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Sky Mexico	Dec. 31, 2010 Sky Mexico	Dec. 31, 2009 Sky Mexico	Mar. 31, 2011 GSN	Dec. 31, 2011 GSN	Dec. 31, 2010 GSN	Dec. 31, 2009 GSN	Nov. 19, 2009 GSN	Mar. 31, 2011 GSN Minimum	Mar. 31, 2011 GSN Maximum	Dec. 31, 2011 Other equity method investments	Dec. 31, 2010 Other equity method investments	Dec. 31, 2009 Other equity method investments	Apr. 30, 2011 Other equity method investment, sold in 2011
Equity Method Investments
Investments accounted for the equity method of accounting	$ 1,041	$ 1,086		$ 490	$ 501			$ 420	$ 446					$ 131	$ 139
Cash proceeds from sale of equity method investment							60										55
Gain on sale of equity method investment, before tax							25										37
Gain on sale of equity method investment, after tax							16										23
Equity in earnings from unconsolidated affiliates	109	90	51	52	33	32		29	33					28	24	19
Amortization of definite lived intangibles in equity earnings				25	25	25		10	12	1
Equity method investment, ownership percentage				41.00%			60.00%				65.00%
Sale of ownership interest in GSN (as a percent)							5.00%
Percentage of additional equity interest required to be purchased by equity partner under the agreement							18.00%
Percentage of additional equity interest required to be sold to the equity partner under the agreement							18.00%
Exercise price purchase of additional interest by parties												234	288
Dividends received	104	78	94
Undistributed earnings from equity method investments	$ 256	$ 219

Investments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total marketable equity securities
Marketable Equity Securities
Cost Basis	$ 13	$ 14
Fair Market Value	17	29
Accumulated Unrealized Gain (Loss), Net of Taxes	3	9
Cash proceeds from sale of securities	1	9
Gain on sale of securities, pre-tax	1	6
Gain on sale of securities, after tax	1	4
Marketable equity securities in gain position
Marketable Equity Securities
Cost Basis	5	14
Fair Market Value	11	29
Accumulated Unrealized Gain (Loss), Net of Taxes	4	9
Marketable equity securities in loss position
Marketable Equity Securities
Cost Basis	8
Fair Market Value	6
Accumulated Unrealized Gain (Loss), Net of Taxes	$ (1)

Investments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Investments
Payments to acquire cost method investments	$ 11
Charge for other than temporary impairment		45
Non-marketable equity securities	$ 56		$ 45

Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued liabilities
Programming costs	$ 2,006	$ 1,751
Accounts payable	1,195	1,224
Payroll and employee benefits	307	272
Other	702	679
Total accounts payable and accrued liabilities	4,210	3,926
Accounts payable to vendors for property and equipment	68	30
Accounts payable to vendors for satellites	$ 3	$ 17

Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt
Long-term debt	$ 13,464	$ 10,472
Short-term borrowings		38
Total debt	$ 13,464	$ 10,510

Debt (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended							3 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended
	Mar. 31, 2011	Aug. 31, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 10, 2011	Aug. 17, 2010	Mar. 11, 2010	Sep. 22, 2009	Mar. 31, 2010 Collar Loan	Dec. 31, 2011 Collar Loan	Dec. 31, 2009 Collar Loan	Dec. 31, 2011 Credit Facilities	Feb. 28, 2011 Credit Facilities	Dec. 31, 2010 Credit Facilities	Mar. 31, 2011 Senior notes 3.500% due 2016	Dec. 31, 2011 Senior notes 3.500% due 2016	Mar. 10, 2011 Senior notes 3.500% due 2016	Mar. 31, 2011 Senior notes 5.000% due 2021	Dec. 31, 2011 Senior notes 5.000% due 2021	Mar. 10, 2011 Senior notes 5.000% due 2021	Mar. 31, 2011 Senior notes 6.375% due 2041	Dec. 31, 2011 Senior notes 6.375% due 2041	Mar. 10, 2011 Senior notes 6.375% due 2041	Aug. 31, 2010 Senior notes 3.125% due 2016	Dec. 31, 2011 Senior notes 3.125% due 2016	Dec. 31, 2010 Senior notes 3.125% due 2016	Aug. 17, 2010 Senior notes 3.125% due 2016	Aug. 31, 2010 Senior notes 4.600% due 2021	Dec. 31, 2011 Senior notes 4.600% due 2021	Dec. 31, 2010 Senior notes 4.600% due 2021	Aug. 17, 2010 Senior notes 4.600% due 2021	Aug. 31, 2010 Senior notes 6.000% due 2040	Dec. 31, 2011 Senior notes 6.000% due 2040	Dec. 31, 2010 Senior notes 6.000% due 2040	Aug. 17, 2010 Senior notes 6.000% due 2040	Mar. 31, 2010 Senior notes 3.550% due 2015	Dec. 31, 2011 Senior notes 3.550% due 2015	Dec. 31, 2010 Senior notes 3.550% due 2015	Mar. 11, 2010 Senior notes 3.550% due 2015	Mar. 31, 2010 Senior notes 5.200% due 2020	Dec. 31, 2011 Senior notes 5.200% due 2020	Dec. 31, 2010 Senior notes 5.200% due 2020	Mar. 11, 2010 Senior notes 5.200% due 2020	Mar. 31, 2010 Senior notes 6.350% due 2040	Dec. 31, 2011 Senior notes 6.350% due 2040	Dec. 31, 2010 Senior notes 6.350% due 2040	Mar. 11, 2010 Senior notes 6.350% due 2040	Sep. 30, 2009 Senior notes 4.750% due 2014	Dec. 31, 2011 Senior notes 4.750% due 2014	Dec. 31, 2010 Senior notes 4.750% due 2014	Sep. 22, 2009 Senior notes 4.750% due 2014	Sep. 30, 2009 Senior notes 5.875% due 2019	Dec. 31, 2011 Senior notes 5.875% due 2019	Dec. 31, 2010 Senior notes 5.875% due 2019	Sep. 22, 2009 Senior notes 5.875% due 2019	Jun. 30, 2011 Senior notes 6.375% due 2015	Mar. 31, 2011 Senior notes 6.375% due 2015	Dec. 31, 2011 Senior notes 6.375% due 2015	Jun. 15, 2011 Senior notes 6.375% due 2015	Mar. 17, 2011 Senior notes 6.375% due 2015	Dec. 31, 2010 Senior notes 6.375% due 2015	Aug. 31, 2010 Senior Secured Credit Facilities Term Loans A and B	Mar. 31, 2010 Senior Secured Credit Facilities Term Loan C	Oct. 31, 2009 Senior notes 8.375%	Sep. 30, 2009 Senior notes 8.375%	Dec. 31, 2009 Senior notes 8.375%	Oct. 23, 2009 Senior notes 8.375%	Sep. 22, 2009 Senior notes 8.375%
Debt instrument
Repayment of collar loan						$ 1,537	$ 751					$ 1,537		$ 751
Liberty transaction and related gains (charges)						67	(491)						67	(105)
Ability to borrow under credit facility															2,000	2,000	500
Principal	4,000	3,000	3,000	2,000														1,500			1,500			1,000			750				1,000				1,250				1,200				1,300				500				1,000				1,000
Proceeds, net of discount	3,990	2,982	2,996	1,990	3,990	5,978	1,990											1,497			1,493			1,000			750				999				1,233				1,199				1,298				499				997				993
Debt issuance costs								24	19	17	14
Repayment of long-term debt																																																											659	341					1,220	985	327	583
Senior notes					13,464	10,472													1,498			1,494			1,000			750	750			999	999			1,234	1,233			1,199	1,199			1,298	1,298			499	499			999	998			994	994					659	1,002	1,002						327	910
Senior note, interest rate (as a percent)																			3.50%	3.50%		5.00%	5.00%		6.38%	6.38%		3.13%	3.13%	3.13%		4.60%	4.60%	4.60%		6.00%	6.00%	6.00%		3.55%	3.55%	3.55%		5.20%	5.20%	5.20%		6.35%	6.35%	6.35%		4.75%	4.75%	4.75%		5.88%	5.88%	5.88%				6.38%	6.38%	6.38%					8.38%		8.38%
Debt repurchase amount, premium (as a percent)																																																														102.13%	103.31%							102.79%	103.13%
Pre-tax charge on repayment of remaining principal					25	16	34																																																						25				7	9			34
After-tax charge on repayment of remaining principal																																																													16				4	6			21
Write-off of unamortized discount																																																																		6
Premium paid for redemption of debt																																																																					27
Write-off of deferred debt issuance and other transaction costs																																																																		3			7
Total repayment of long-term debt, including redemption premium and accrued and unpaid interest																																																											694	358							339	603
Principal Repayments of Collar Loan														676
Equity collar fair value														400
Payments to settle a portion of the equity collars														$ 75

Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Total Senior notes	Dec. 31, 2011 Senior notes 4.750% due 2014	Dec. 31, 2010 Senior notes 4.750% due 2014	Sep. 22, 2009 Senior notes 4.750% due 2014	Dec. 31, 2011 Senior notes 3.550% due 2015	Dec. 31, 2010 Senior notes 3.550% due 2015	Mar. 11, 2010 Senior notes 3.550% due 2015	Jun. 15, 2011 Senior notes 6.375% due 2015	Mar. 17, 2011 Senior notes 6.375% due 2015	Dec. 31, 2010 Senior notes 6.375% due 2015	Dec. 31, 2011 Senior notes 3.125% due 2016	Dec. 31, 2010 Senior notes 3.125% due 2016	Aug. 17, 2010 Senior notes 3.125% due 2016	Dec. 31, 2011 Senior notes 3.500% due 2016	Mar. 10, 2011 Senior notes 3.500% due 2016	Dec. 31, 2011 Senior notes 7.625% due 2016	Dec. 31, 2010 Senior notes 7.625% due 2016	Dec. 31, 2011 Senior notes 5.875% due 2019	Dec. 31, 2010 Senior notes 5.875% due 2019	Sep. 22, 2009 Senior notes 5.875% due 2019	Dec. 31, 2011 Senior notes 5.200% due 2020	Dec. 31, 2010 Senior notes 5.200% due 2020	Mar. 11, 2010 Senior notes 5.200% due 2020	Dec. 31, 2011 Senior notes 4.600% due 2021	Dec. 31, 2010 Senior notes 4.600% due 2021	Aug. 17, 2010 Senior notes 4.600% due 2021	Dec. 31, 2011 Senior notes 5.000% due 2021	Mar. 10, 2011 Senior notes 5.000% due 2021	Dec. 31, 2011 Senior notes 6.350% due 2040	Dec. 31, 2010 Senior notes 6.350% due 2040	Mar. 11, 2010 Senior notes 6.350% due 2040	Dec. 31, 2011 Senior notes 6.000% due 2040	Dec. 31, 2010 Senior notes 6.000% due 2040	Aug. 17, 2010 Senior notes 6.000% due 2040	Dec. 31, 2011 Senior notes 6.375% due 2041	Mar. 10, 2011 Senior notes 6.375% due 2041
Debt instrument
Principal amount			$ 13,500	$ 1,000			$ 1,200						$ 750			$ 1,500		$ 1,500		$ 1,000			$ 1,300			$ 1,000			$ 1,500		$ 500			$ 1,250			$ 1,000
Senior notes	$ 13,464	$ 10,472		$ 999	$ 998		$ 1,199	$ 1,199		$ 659	$ 1,002	$ 1,002	$ 750	$ 750		$ 1,498		$ 1,500	$ 1,500	$ 994	$ 994		$ 1,298	$ 1,298		$ 999	$ 999		$ 1,494		$ 499	$ 499		$ 1,234	$ 1,233		$ 1,000
Senior note, interest rate (as a percent)				4.75%	4.75%	4.75%	3.55%	3.55%	3.55%	6.38%	6.38%	6.38%	3.13%	3.13%	3.13%	3.50%	3.50%	7.63%	7.63%	5.88%	5.88%	5.88%	5.20%	5.20%	5.20%	4.60%	4.60%	4.60%	5.00%	5.00%	6.35%	6.35%	6.35%	6.00%	6.00%	6.00%	6.38%	6.38%

Debt (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Revolving Credit Facility year	Dec. 31, 2010 Revolving Credit Facility year	Dec. 31, 2011 Revolving Credit Facility	Jan. 31, 2012 Revolving Credit Facility Additional borrowings under revolving credit facility	Feb. 28, 2011 Revolving Credit Facility London Interbank Offer Rate (LIBOR)	Feb. 28, 2011 Revolving Credit Facility Euro Interbank Offered Rate (EURIBOR)	Feb. 28, 2011 Revolving Credit Facility Prime Rate	Feb. 28, 2011 Revolving Credit Facility Fed Funds Rate
Debt instrument
Amount borrowed						$ 400
Senior notes, fair value	14,512	10,881
Ability to borrow under credit facility			2,000	500	2,000
Term of line of credit facility (in years)			5	6
Commitment fee for unused commitment for revolving credit facility (as a percent)			0.30%
Senior secured credit facility, basis for variable interest rate							London interbank offer rate (LIBOR)	EURIBOR	Prime rate	Fed Funds Rate
Senior secured credit facility, interest rate added to variable base rate (as a percent)							1.50%	1.50%	0.50%	1.00%
2014	1,000
2015	1,200
2016	3,750
Thereafter	7,550
Interest accrued on outstanding debt	201	138
Restricted cash	$ 30	$ 70

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current tax expense:
U.S. federal	$ 631	$ 391	$ 308
Foreign	253	227	97
State and local	107	20	63
Total	991	638	468
Deferred tax expense (benefit):
U.S. federal	284	596	309
Foreign	59	(118)	(1)
State and local	14	86	51
Total	357	564	359
Total income tax expense	1,348	1,202	827
Income before income taxes
U.S. income	3,044	2,809	1,446
Foreign income	940	705	388
Income before income taxes	3,984	3,514	1,834
Reconciliation of income tax expense
Expected expense at U.S. federal statutory income tax rate	1,394	1,230	642
U.S. state and local income tax expense, net of federal benefit	75	106	77
Liberty Transaction charges not recoverable	1	4	127
Change in unrecognized tax benefits	40	(40)	21
Noncontrolling interests in partnership earnings and taxes	2	(44)	(30)
Foreign taxes, net of federal tax benefits	(82)	9	(31)
Change in valuation allowance	(40)	(32)	33
Multistate tax planning		(20)
Tax credits	(47)	(7)	(3)
Other	5	(4)	(9)
Total income tax expense	1,348	1,202	827
Deferred Tax Assets
Accruals and advances	418	366
State taxes	73	75
Net operating loss and tax credit carryforwards	610	533
Programming contract liabilities	48	59
Tax basis differences in investments and affiliates	91	74
Other	6	11
Subtotal	1,246	1,118
Valuation allowance	(466)	(504)
Total deferred taxes	780	614
Deferred Tax Liabilities
Accruals and advances	268	168
Prepaid expenses	34	39
Depreciation, amortization and asset impairment charges	1,155	723
Unrealized foreign exchange gains or losses	105	146
Tax basis differences in investments and affiliates	804	861
Other	5	8
Total deferred taxes	2,371	1,945
Noncurrent deferred tax assets included in Investment and other assets in the Consolidated Balance Sheets	210	320
Current deferred tax liabilities included in Accounts payable and accrued liabilities in the Consolidated Balance Sheets	$ 92	$ 34

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. federal
Income Taxes
Operating loss carryforward	$ 27
Foreign
Income Taxes
Operating loss carryforward	2,000
State and local
Income Taxes
Operating loss carryforward	$ 30

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Undistributed earnings of foreign subsidiaries deemed permanently reinvested
U.S. federal income tax statutory rate	35.00%
U.S. income taxes
Undistributed earnings of foreign subsidiaries deemed permanently reinvested
Undistributed earnings of foreign subsidiaries deemed permanently reinvested	7
Venezuela
Undistributed earnings of foreign subsidiaries deemed permanently reinvested
Undistributed earnings of foreign subsidiaries deemed permanently reinvested	298
Foreign
Tax credit carryforward
Tax credit carryforward	126
California | Research
Tax credit carryforward
Tax credit carryforward	25

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of unrecognized tax benefits
Gross unrecognized tax benefits at the beginning of the period	$ 362	$ 527	$ 363
Increase in tax positions for prior years	17	7	41
Decreases in tax positions for prior years	(4)	(207)	(15)
Increases in tax positions for the current year	15	35	147
Settlements			(9)
Gross unrecognized tax benefits at the end of the period	390	362	527
Portion of Unrecognized tax benefits which would affect the annual effective income tax rate	327
Interest and penalties related to unrecognized tax benefits in income tax expense	16	21	10
Accrued interest and penalties for unrecognized tax benefits	67	51
Income tax examination
Unrecognized tax benefits	$ 180
Minimum
Income tax examination
Period for which income tax returns are subject to examination in other state and foreign tax jurisdictions (in years)	3
Maximum
Income tax examination
Period for which income tax returns are subject to examination in other state and foreign tax jurisdictions (in years)	5

Capital Lease Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum capital lease payments
2012	$ 95
2013	93
2014	89
2015	81
2016	75
Thereafter	363
Total minimum lease payments	796
Less: Amount representing interest	251
Present value of net minimum lease payments	545
Assets held under capital lease
Interest paid on capital leases	51	55	56
Satellite
Assets held under capital lease
Assets held under capital lease, gross	527	554
Assets held under capital lease, accumulated amortization	(140)	(106)
Assets held under capital lease, net	387	448
Property and equipment
Assets held under capital lease
Assets held under capital lease, gross	104	93
Assets held under capital lease, accumulated amortization	(38)	(22)
Assets held under capital lease, net	$ 66	$ 71

Pension and Other Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	$ 521	$ 498
Service cost	25	19	16
Interest cost	29	28	28
Plan participants' contributions	1	1
Actuarial loss	43	11
Benefits paid	(36)	(35)
Change in plan		(1)
Net benefit obligation at end of year	583	521	498
Change in Plan Assets
Fair value of plan assets at beginning of year	429	374
Actual return on plan assets	15	45
Employer contributions	40	45
Benefits paid	(36)	(35)
Fair value of plan assets at end of year	448	429	374
Funded status at end of year	(135)	(92)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	(6)	(5)
Other liabilities and deferred credits	(129)	(87)
Deferred tax assets	94	74
Accumulated other comprehensive loss	149	122
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	147	119
Unamortized amount resulting from changes in defined benefit plan provisions, net of taxes	2	3
Total	149	122
Amount amortized from accumulated other comprehensive income into net periodic benefit cost
Expense resulting from changes in plan experience and actuarial assumptions	19
Expense resulting from changes in plan provisions	1
Accumulated benefit obligation	531	479
Other Postretirement Benefits
Pension and Other Postretirement Benefits Plans
Plan benefits, participating employees age limit (in years)	65
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	21	21
Service cost	1	1
Interest cost	1	1	1
Actuarial loss	1	1
Benefits paid	(1)	(3)
Net benefit obligation at end of year	23	21	21
Change in Plan Assets
Employer contributions	1	3
Benefits paid	(1)	(3)
Funded status at end of year	(23)	(21)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	(2)	(2)
Other liabilities and deferred credits	(21)	(19)
Deferred tax assets	1
Accumulated other comprehensive loss	2
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	2
Total	$ 2
Other Postretirement Benefits | Minimum
Pension and Other Postretirement Benefits Plans
Employees' retirement age, eligible for participation in the plan (in years)	55
Other Postretirement Benefits | Maximum
Pension and Other Postretirement Benefits Plans
Employees' retirement age, eligible for participation in the plan (in years)	65

Pension and Other Postretirement Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits
Information for pension plans with an accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$ 531	$ 62
Fair value of plan assets	448
Information for pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	583	521
Fair value of plan assets	448	429
Components of net periodic benefit cost
Benefits earned during the year	25	19	16
Interest accrued on benefits earned in prior years	29	28	28
Expected return on plan assets	(34)	(32)	(30)
Amortization components
Amount resulting from changes in plan provisions	1	1	1
Net amount resulting from changes in plan experience and actuarial assumptions	14	14	8
Net periodic benefit cost	35	30	23
Weighted average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted average assumptions used to determine net periodic pension costs
Expected long-term return on plan assets (as a percent)	8.00%	8.25%	8.25%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.00%
Target allocation by major asset categories
Minimum target allocation in equity securities (as a percent)	20.00%
Maximum target allocation in equity securities (as a percent)	60.00%
Minimum target allocation in debt securities (as a percent)	30.00%
Maximum target allocation in debt securities (as a percent)	50.00%
Minimum target allocation in alternatives and other types of investments (as a percent)	0.00%
Maximum target allocation in alternatives and other types of investments (as a percent)	40.00%
Pension Benefits | Qualified Plans
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.99%	5.59%
Weighted average assumptions used to determine net periodic pension costs
Discount rate (as a percent)	5.59%	5.64%	6.06%
Pension Benefits | Non-Qualified Plans
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.92%	5.54%
Weighted average assumptions used to determine net periodic pension costs
Discount rate (as a percent)	5.54%	5.63%	6.04%
Other Postretirement Benefits
Components of net periodic benefit cost
Benefits earned during the year	1	1
Interest accrued on benefits earned in prior years	1	1	1
Amortization components
Amount resulting from changes in plan provisions		(1)
Net periodic benefit cost	$ 2	$ 1	$ 1
Weighted average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted average assumptions used to determine net periodic pension costs
Rate of compensation increase (as a percent)	4.00%	4.00%	4.00%
Assumed health care costs trend rates
Health care cost trend rate assumed for next year (as a percent)	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate, as a percent)	5.00%	5.00%
Year that trend rate reaches the ultimate trend rate	2017	2017
Other Postretirement Benefits | Qualified Plans
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.48%	4.99%
Weighted average assumptions used to determine net periodic pension costs
Discount rate (as a percent)	4.99%	5.21%	5.88%

Pension and Other Postretirement Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
401 (k) plans
Employer contributions match	$ 28	$ 23	$ 16
Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	448	429	374
Percentage of plan assets
Percentage of plan assets	100.00%	100.00%
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	448	429	374
Expected future benefit payments
2012	44
2013	47
2014	49
2015	45
2016	47
2017-2021	260
Pension Benefits | Qualified Plans
Contributions
Expected contribution in 2012	15
Pension Benefits | Non-Qualified Plans
Contributions
Expected contribution in 2012	6
Other Postretirement Benefits
Expected future benefit payments
2012	2
2013	2
2014	2
2015	2
2016	2
2017-2021	11
Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	448	429
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	448	429
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	3	1
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	3	1
Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	415	400
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	415	400
Significant Unobservable Inputs (Level 3) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	30	28
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	30	28
Cash | Pension Benefits
Percentage of plan assets
Percentage of plan assets	1.00%
Cash | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	3	1
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	3	1
Cash | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	3	1
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	3	1
U.S. large-cap | Pension Benefits
Percentage of plan assets
Percentage of plan assets	17.00%	29.00%
U.S. large-cap | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	75	125
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	75	125
U.S. large-cap | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	75	125
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	75	125
U.S. mid-cap growth | Pension Benefits
Percentage of plan assets
Percentage of plan assets	3.00%	8.00%
U.S. mid-cap growth | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	17	34
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	17	34
U.S. mid-cap growth | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	17	34
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	17	34
International large-cap value | Pension Benefits
Percentage of plan assets
Percentage of plan assets	21.00%	14.00%
International large-cap value | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	92	60
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	92	60
International large-cap value | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	92	60
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	92	60
Domestic real estate | Pension Benefits
Percentage of plan assets
Percentage of plan assets	5.00%	5.00%
Domestic real estate | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	23	20
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	23	20
Domestic real estate | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	23	20
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	23	20
Fixed income | Pension Benefits
Percentage of plan assets
Percentage of plan assets	37.00%	37.00%
Fixed income | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	165	159
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	165	159
Fixed income | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	165	159
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	165	159
Partnership and joint venture interests | Pension Benefits
Percentage of plan assets
Percentage of plan assets	7.00%	7.00%
Partnership and joint venture interests | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	30	28
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	30	28
Partnership and joint venture interests | Significant Unobservable Inputs (Level 3) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	30	28
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at beginning of year	28	21
Realized losses	(1)
Unrealized gains	5	4
Purchases and sales	(2)	3
Fair value of plan assets at end of year	30	28
Insurance contracts at contract value | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	2	2
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	2	2
Insurance contracts at contract value | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	2	2
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	2	2
Other types of investments | Pension Benefits
Percentage of plan assets
Percentage of plan assets	9.00%
Other types of investments | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	41
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	41
Other types of investments | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	41
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	$ 41

Stockholders' Equity (Details) (USD $)	Apr. 30, 2011	Nov. 30, 2009 class	Dec. 31, 2011 Class A common stock vote	Apr. 30, 2011 Class A common stock	Dec. 31, 2010 Class A common stock	Apr. 30, 2010 Class B common stock	Dec. 31, 2011 Class B common stock vote	Apr. 30, 2011 Class B common stock
Stockholders' Equity
Common stock and additional paid-in capital, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01			$ 0.01
Common stock and additional paid-in capital, shares authorized			3,947,000,000	3,947,000,000	3,500,000,000			3,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized	50,000,000
Exchange of Class B common shares for Class A common shares						21,809,863
Number of types of common stock		2
Number of votes per share of common stock			1				15

Stockholders' Equity (Details 2) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2009 class	Apr. 30, 2010 Class B common stock	Dec. 31, 2010 Class B common stock	Dec. 31, 2010 Class A common stock	Jun. 16, 2010 Malone Transaction	Apr. 30, 2010 Malone Transaction	Jun. 30, 2010 Malone Transaction Class B common stock	Apr. 30, 2010 Malone Transaction Class B common stock	Jun. 30, 2010 Malone Transaction Class A common stock	Apr. 30, 2010 Malone Transaction Class A common stock	Dec. 31, 2010 Malone Transaction Class A common stock
Shareholder Transaction
Exchange of Class B common shares for Class A common shares								21,809,863					21,809,863	21,809,863
Exchange of Class B common shares for Class A common shares (in shares)															26,547,624	26,547,624
Voting interest held by shareholder, prior to conversion (as a percent)											24.00%	24.00%
Voting interest held by shareholder, after conversion (as a percent)											3.00%	3.00%
Number of shares of Class A common stock issued in exchange for each share of Class B common stock															1	1
Fair value of additional Class A common stock issued as conversion inducement									$ 160,000,000	$ 160,000,000			$ 160,000,000	$ 160,000,000	$ 160,000,000	$ 160,000,000
Effect of stock conversion on diluted earnings per share (in dollars per share)																	$ 0.18
Information regarding shares repurchased and retired
Additional stock repurchases authorized			6,000,000,000
Total cost of repurchased shares				5,455,000,000	5,179,000,000	1,696,000,000
Average price per share (in dollars per share)				$ 45.78	$ 38.2	$ 23.79
Number of shares repurchased and retired				119,132,986	135,528,774	71,242,534
Amount paid for stock repurchases	$ 27,000,000	$ 68,000,000		$ 5,496,000,000	$ 5,111,000,000	$ 1,696,000,000
Number of types of common stock							2

Stockholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions
Pre-tax Amount	$ (49)	$ 13	$ (3)
Tax (Benefit) Expense	(19)	5	(1)
Net Amount	(30)	8	(2)
Amortization of amounts resulting from changes in defined benefit plan
Pre-tax Amount	2
Tax (Benefit) Expense	1
Net Amount	1
Cumulative effect of change in functional currency at Sky Brasil
Pre-tax Amount			(181)
Tax (Benefit) Expense			(69)
Net Amount			(112)
Foreign currency translation activity during the period
Pre-tax Amount	(153)	32	290
Tax (Benefit) Expense	(59)	12	111
Net Amount	(94)	20	179
Unrealized holding gains (losses) on securities, pre-tax
Pre-tax Amount	(10)	6	11
Tax (Benefit) Expense	(4)	2	4
Net Amount	(6)	4	7
Less: reclassification adjustment for net gains recognized during the period
Pre-tax Amount		(5)
Tax (Benefit) Expense		(2)
Net Amount		(3)
Accumulated other comprehensive gain (loss)
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(149)	(119)
Unamortized amount resulting from changes in defined benefit plan provisions, net of tax	(2)	(3)
Accumulated unrealized gains, net of tax	3	9
Accumulated foreign currency translation adjustments	(8)	86
Total accumulated other comprehensive loss	$ (156)	$ (27)

Earnings Per Common Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010 Class A common stock	Apr. 30, 2010 Class B common stock	Dec. 31, 2010 Class B common stock	Jun. 30, 2010 Malone Transaction Class A common stock	Apr. 30, 2010 Malone Transaction Class A common stock	Jun. 30, 2010 Malone Transaction Class B common stock	Apr. 30, 2010 Malone Transaction Class B common stock
Related party transactions
Exchange of Class B common shares for Class A common shares		21,809,863				21,809,863	21,809,863
Exchange of Class B common shares for Class A common shares (in shares)				26,547,624	26,547,624
Number of shares of Class A common stock issued in exchange for each share of Class B common stock				1	1
Fair value of additional Class A common stock issued as conversion inducement	$ 160		$ 160	$ 160	$ 160	$ 160	$ 160

Earnings Per Common Share (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic EPS
Net income attributable to DIRECTV	$ 718	$ 516	$ 701	$ 674	$ 618	$ 479	$ 543	$ 558	$ 2,609	$ 2,198	$ 942
Weighted average number of common shares outstanding									747	880	985
Effect of dilutive securities
Common stock options excluded (in shares)											16
Dilutive effect of stock options and restricted stock units (in shares)									5	6	7
Diluted EPS
Weighted average number of common shares outstanding									752	886	992
Class A common stock
Basic EPS
Net income attributable to DIRECTV									2,609	2,014	942
Weighted average number of common shares outstanding									747	870	982
Earnings per share attributable to DIRECTV (in dollars per share)	$ 1.02	$ 0.7	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.6	$ 3.49	$ 2.31	$ 0.96
Effect of dilutive securities
Dilutive effect of stock options and restricted stock units (in shares)									5	6	7
Dilutive effect of stock options and restricted stock units, per share amount (in dollars per share)									$ (0.02)	$ (0.01)	$ (0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV									2,609	2,014	942
Weighted average number of common shares outstanding									752	876	989
Earnings per share attributable to DIRECTV (in dollars per share)	$ 1.02	$ 0.7	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.3	$ 0.95
Class B common stock
Basic EPS
Net income attributable to DIRECTV										$ 184
Weighted average number of common shares outstanding										22	22
Diluted EPS
Weighted average number of common shares outstanding										22	22
Basic and diluted EPS
Basic and diluted earnings (loss) attributable to DIRECTV Class B common stockholders per common share, for the period of November 19, 2009 through June 16, 2010, including $160 million exchange inducement value for the Malone Transaction in 2010: (in dollars per share)							$ 7.84	$ 0.6		$ 8.44	$ (0.02)

Share-Based Payment (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2011 Maximum	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2009 Restricted Stock Units	Jun. 05, 2007 DIRECTV Plan	Dec. 31, 2010 DIRECTV Plan Stock Options	Nov. 19, 2009 LEI Plan	Nov. 30, 2009 LEI Plan Restricted Stock Units
Share-Based Payment
Number of shares authorized under stock-based compensation plan					21,000,000		21,000,000
Number of stock options and stock appreciation rights, assumed (in shares)							16,700,000
Number of DIRECTV Class A common stock issued to LEI Plan holders (in shares)						1,000,000		1,100,000
Vesting period under stock plans (in years)		3 years
Performance period (in years)	3 years
Changes in the status of outstanding restricted stock units
Nonvested at the beginning of the period (in shares)		8,217,559
Granted (in shares)		2,387,908
Vested and distributed (in shares)		(2,723,303)
Forfeited (in shares)		(286,272)
Nonvested at the end of the period (in shares)		7,595,892	8,217,559
Vested and expected to vest at the end of year (in shares)		7,374,625
Weighted-average grant date fair value
Nonvested units outstanding, at beginning of the period (in dollars per share)		$ 25.74
Granted (in dollars per share)		$ 41.14	$ 30.83	$ 21.57
Vested and Distributed (in dollars per share)		$ 23.4
Forfeited (in dollars per share)		$ 33.05
Non-vested at the end of the period (in dollars per share)		$ 31.35	$ 25.74
Expected to vest weighted-average grant date fair value (in dollars per share)		$ 31.35
Additional General Disclosures
Total fair value of awards vested and distributed		$ 125	$ 81	$ 52

Share-Based Payment (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Shares Under Option
Outstanding at the beginning of the period (in shares)	4,552,677
Exercised (in shares)	(1,156,494)
Forfeited or expired (in shares)	(31,673)
Outstanding at the end of the period (in shares)	3,364,510	4,552,677
Exercisable at the end of the period (in shares)	3,027,477
Vested and expected to vest at the end of the period (in shares)	3,364,510
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 23.41
Exercised (in dollars per share)	$ 23.26
Forfeited or expired (in dollars per share)	$ 45.48
Outstanding at the end of the period (in dollars per share)	$ 23.21	$ 23.41
Exercisable at the end of the period (in dollars per share)	$ 22.04
Vested and expected to vest at the end of the period (in dollars per share)	$ 23.21
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period (in years)	6.4
Exercisable, Weighted-Average Remaining Contractual Term (in years)	6.2
Vested and expected to vest, Weighted-Average Remaining Contractual Term (in years)	6.4
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	$ 66
Exercisable at the end of the period (in dollars)	63
Vested and expected to vest at the end of the period (in dollars)	66
Total intrinsic value of options exercised in the period	$ 24	$ 221	$ 144
Non Qualified
Share-Based Payment
Vesting period under stock plans, minimum (in years)	P1Y
Vesting period under stock plans, maximum (in years)	P5Y
Non Qualified | Minimum
Share-Based Payment
Exercise price of options granted as a percentage of the fair market value of the common stock	100.00%
Expiration period under stock plans (in years)	P7Y
Non Qualified | Maximum
Share-Based Payment
Expiration period under stock plans (in years)	P10Y

Share-Based Payment (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Unrecognized Expense Recognized In 2013	Dec. 31, 2011 Unrecognized Expense Recognized In 2012	Dec. 31, 2010 DIRECTV Plan Stock Options year	Nov. 19, 2009 LEI Plan	Dec. 31, 2011 LEI Plan Persons Other Than Employees And Directors year	Dec. 31, 2010 LEI Plan Persons Other Than Employees And Directors year	Dec. 31, 2009 LEI Plan Persons Other Than Employees And Directors year	Nov. 19, 2009 LEI Plan Persons Other Than Employees And Directors	Nov. 30, 2009 LEI Plan Stock Options & Stock Appreciation Rights year	Dec. 31, 2011 LEI Plan Stock Options & Stock Appreciation Rights	Dec. 31, 2010 LEI Plan Stock Options & Stock Appreciation Rights	Dec. 31, 2009 LEI Plan Stock Options & Stock Appreciation Rights
Share-Based Payment
Number of common stock options and stock appreciation rights issued by LEI, assumed (in shares)							16.7
Assumptions used in the fair value calculations for equity instruments
Average estimated fair value per equity instrument assumed (in dollars per share)								$ 26.63	$ 22.52	$ 15.19		$ 14.17
Average exercise price per equity instrument assumed (in dollars per share)								$ 16.51	$ 19.34	$ 20.06		$ 18.9
Expected stock volatility (as a percent)						26.90%		27.50%	26.50%	25.20%		24.70%
Range of risk-free interest rates, minimum (as a percent)								0.06%	0.07%	0.19%		0.16%
Range of risk-free interest rates, maximum (as a percent)								0.83%	2.01%	3.34%		2.87%
Range of expected option lives, minimum (in years)								0.5	0.1	0.6		0.7
Range of expected option lives, maximum (in years)								5.4	6.4	7.4		7.5
Additional General Disclosures
Intrinsic value of awards assumed which were exercised													$ 8	$ 145	$ 87
Awards outstanding (in shares)								0.6	1		8.8
Fair value of awards outstanding								22	15
Net loss recognized for exercised options and fair value adjustment	4	11						4	11	6
Assumptions used in the fair value calculations for stock options granted
Estimated fair value per option granted (in dollars per share)						$ 12.36
Average exercise price per option granted (in dollars per share)						$ 33.74
Shares granted						1
Range of risk-free interest rate (as a percent)						3.35%
Range of expected option lives (in years)						7
Share-based compensation expense
Share based compensation expense recognized	103	82	55
Tax benefits associated with share-based compensation expense	40	31	21
Actual tax benefits realized for the deduction of share-based compensation expense	54	60	42
Proceeds received from stock options exercised		38	35
Total unrecognized compensation expense related to unvested restricted stock units and stock options	$ 98			$ 27	$ 71

Other Income and Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income and Expenses
Equity in earnings from unconsolidated affiliates	$ 109	$ 90	$ 51
Net foreign currency transaction gain (loss)	(50)	11	62
Loss from impairment of investments			(45)
Fair-value adjustment loss on non-employee stock awards	(4)	(11)
Loss on early extinguishment of debt	(25)	(16)	(34)
Net gain from sale of investments	63	6
Other	(9)	(11)
Total other, net	$ 84	$ 69	$ 34

Related-Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Liberty Media and affiliates	Dec. 31, 2010 Liberty Media and affiliates	Dec. 31, 2009 Liberty Media and affiliates	Dec. 31, 2010 Discovery Communications, Liberty Global and affiliates	Dec. 31, 2009 Discovery Communications, Liberty Global and affiliates	Jun. 30, 2010 Discovery Communications	Jun. 30, 2010 Liberty Global	Dec. 31, 2011 Globo and other	Dec. 31, 2010 Globo and other	Dec. 31, 2009 Globo and other	Jun. 16, 2010 Malone Transaction	Apr. 30, 2010 Malone Transaction
Related party transactions
Voting interest held by shareholder, prior to conversion (as a percent)														24.00%	24.00%
Voting interest held by shareholder, after conversion (as a percent)														3.00%	3.00%
Voting interest held by Chairman prior to completion of transaction (as a percent)				35.00%					31.00%	40.00%
Sales:	$ 6	$ 44	$ 77		$ 26	$ 56	$ 5	$ 11			$ 6	$ 13	$ 10
Purchases:	845	893	1,117		143	358	128	255			845	622	504
Accounts receivable	1	2
Accounts payable	$ 96	$ 80

Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
External Revenues									$ 27,226	$ 24,102	$ 21,565
Total Revenues	7,463	6,844	6,600	6,319	6,621	6,025	5,848	5,608	27,226	24,102	21,565
Operating Profit (Loss)	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Depreciation and amortization expense									2,349	2,482	2,640
Operating Profit (Loss) Before Depreciation and Amortization									6,978	6,378	5,313
DIRECTV U.S.
Segment reporting information
External Revenues									21,864	20,261	18,664
Intersegment Revenues									8	7	7
Total Revenues									21,872	20,268	18,671
Operating Profit (Loss)									3,702	3,290	2,410
Depreciation and amortization expense									1,587	1,926	2,275
Operating Profit (Loss) Before Depreciation and Amortization									5,289	5,216	4,685
DIRECTV Latin America
Segment reporting information
External Revenues									5,096	3,597	2,878
Total Revenues									5,096	3,597	2,878
Operating Profit (Loss)									916	623	331
Depreciation and amortization expense									747	541	366
Operating Profit (Loss) Before Depreciation and Amortization									1,663	1,164	697
Sky Brasil
Segment reporting information
Ownership percentage in subsidiary	93.00%								93.00%
External Revenues									3,020	2,013	1,416
Total Revenues									3,020	2,013	1,416
Operating Profit (Loss)									542	383	239
Depreciation and amortization expense									449	298	192
Operating Profit (Loss) Before Depreciation and Amortization									991	681	431
PanAmericana
Segment reporting information
External Revenues									2,076	1,584	1,462
Total Revenues									2,076	1,584	1,462
Operating Profit (Loss)									374	240	92
Depreciation and amortization expense									298	243	174
Operating Profit (Loss) Before Depreciation and Amortization									672	483	266
Sports Networks, Eliminations and Other
Segment reporting information
External Revenues									266	244	23
Intersegment Revenues									(8)	(7)	(7)
Total Revenues									258	237	16
Operating Profit (Loss)									11	(17)	(68)
Depreciation and amortization expense									15	15	(1)
Operating Profit (Loss) Before Depreciation and Amortization									$ 26	$ (2)	$ (69)

Segment Reporting (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting
Operating profit before depreciation and amortization									$ 6,978	$ 6,378	$ 5,313
Depreciation and amortization expense									(2,349)	(2,482)	(2,640)
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Interest income									34	39	41
Interest expense									(763)	(557)	(423)
Liberty transaction and related gains (charges)										67	(491)
Other, net									84	69	34
Income before income taxes									3,984	3,514	1,834
Income tax expense									(1,348)	(1,202)	(827)
Net income									2,636	2,312	1,007
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to DIRECTV	$ 718	$ 516	$ 701	$ 674	$ 618	$ 479	$ 543	$ 558	$ 2,609	$ 2,198	$ 942

Segment Reporting (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
Segment assets	$ 18,423	$ 17,909	$ 18,260
Capital expenditures	3,170	2,416	2,071
DIRECTV U.S.
Segment reporting information
Segment assets	11,796	11,400	12,408
Capital expenditures	1,736	1,557	1,485
DIRECTV Latin America
Segment reporting information
Segment assets	5,264	4,696	3,772
Capital expenditures	1,428	857	584
Sky Brasil
Segment reporting information
Segment assets	2,663	2,566	1,887
Capital expenditures	902	468	284
PanAmericana
Segment reporting information
Segment assets	2,601	2,130	1,885
Capital expenditures	526	389	300
Sports Networks, Eliminations and Other
Segment reporting information
Segment assets	1,363	1,813	2,080
Capital expenditures	$ 6	$ 2	$ 2

Segment Reporting (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and property by geographic areas
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Net Property & Satellites	7,438				6,679				7,438	6,679	6,476
United States
Revenue and property by geographic areas
Revenues									22,310	20,684	18,844
Net Property & Satellites	5,267				4,987				5,267	4,987	5,247
Latin America and the Caribbean
Revenue and property by geographic areas
Revenues									4,916	3,418	2,721
Net Property & Satellites	2,171				1,692				2,171	1,692	1,229
Brazil
Revenue and property by geographic areas
Revenues									3,020	2,013	1,416
Net Property & Satellites	1,423				1,060				1,423	1,060	742
Other
Revenue and property by geographic areas
Revenues									1,896	1,405	1,305
Net Property & Satellites	$ 748				$ 632				$ 748	$ 632	$ 487

Commitments and Contingencies (Details)	12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 VEF	Dec. 31, 2010 VEF	May 31, 2010 VEF	Mar. 31, 2010 VEF	Jan. 31, 2010 VEF	Dec. 31, 2011 DIRECTV U.S. Satellite	Dec. 31, 2011 DIRECTV Latin America USD ($) Satellite	Dec. 31, 2011 Sky Brasil	Oct. 31, 2011 Sky Brasil USD ($)	Dec. 31, 2010 Sky Brasil	Dec. 31, 2010 Sky Brasil Level 3 inputs USD ($)	Dec. 31, 2011 Pegasus Development Corporation and Personalized Media Communications L.L.C patent	Dec. 31, 2011 Standby letters of credit USD ($)
Noncancelable operating leases
Minimum future commitments under noncancelable operating leases	$ 846,000,000
2012	73,000,000
2013	78,000,000
2014	65,000,000
2015	67,000,000
2016	70,000,000
Thereafter	493,000,000
Rental expenses	99,000,000	78,000,000	72,000,000
Unrecorded purchase commitments
Minimum payments under agreements to purchase	8,258,000,000
2012	2,409,000,000
2013	1,957,000,000
2014	1,552,000,000
2015	916,000,000
2016	238,000,000
Thereafter	1,186,000,000
Satellite Commitments payments
Total cash payment under lease agreements	1,646,000,000
Cash payments under lease agreements payable in 2012	340,000,000
Cash payments under lease agreements payable in 2013	308,000,000
Cash payments under lease agreements payable in 2014	174,000,000
Cash payments under lease agreements payable in 2015	116,000,000
Cash payments under lease agreements payable in 2016	50,000,000
Cash payments under lease agreements payable thereafter	658,000,000
Commitments
Number of construction and launch satellites contracts									2	2
Prepayments related to capital lease										104,000,000
Noncontrolling interest, ownership percentage											7.00%		7.00%
Estimated fair value of Globo's interest in Sky Brasil	265,000,000	224,000,000
Carrying amount of redeemable noncontrolling interest														224,000,000
Exchange rate set by the Venezuelan government, after devaluation (in bolivars fuerte per U.S. dollar)				4.3			4.3	4.3
Exchange rate set by the Venezuelan government, before devaluation (in bolivars fuerte per U.S. dollar)								2.15
Charge related to remeasurement of assets due to devaluation		6,000,000
Preferential exchange rate eliminated by Venezuelan government (in bolivars fuerte per U.S. dollar)					2.6
Minimum exchange rate in parallel exchange process (in bolivars fuerte per U.S. dollar)						6
Maximum exchange rate in parallel exchange process (in bolivars fuerte per U.S. dollar)						7
Repatriation charge in connection with exchange of accumulated cash		22,000,000	213,000,000
Venezuelan bolivars fuerte denominated cash	401,000,000
Venezuelan bolivar fuerte denominated assets in excess liabilities	285,000,000
Number of patents included in suit for claims															4
Number of patents alleged for Infringement															7
In-orbit satellites, net book value	1,913,000,000
Remaining book value of D10 satellite	267,000,000
Income tax matters
Reversal of accrual for uncertain tax positions		39,000,000
Other
Contingent liability for standby letters of credit												$ 85,000,000				$ 136,000,000
Additional percentage added onto required litigation deposit, as required by Brazilian law												30.00%

Selected Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per share
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Net income attributable to DIRECTV	718	516	701	674	618	479	543	558	2,609	2,198	942
Class A common stock
Per share
Net income attributable to DIRECTV									2,609	2,014	942
Basic earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)	$ 1.02	$ 0.7	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.6	$ 3.49	$ 2.31	$ 0.96
Diluted earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)	$ 1.02	$ 0.7	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.3	$ 0.95
Fair value of additional Class A common stock issued as conversion inducement										160
Class B common stock
Per share
Net income attributable to DIRECTV										184
Basic and diluted earnings attributable to DIRECTV Class B stockholders per common share, including $160 million exchange inducement value for the Malone Transaction (in dollars per share)							$ 7.84	$ 0.6		$ 8.44	$ (0.02)
Fair value of additional Class A common stock issued as conversion inducement										$ 160

Condensed Consolidating Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Statements
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									11,655	10,074	9,064
Subscriber service expenses									1,911	1,681	1,525
Broadcast operations expenses									389	350	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									3,390	3,005	2,773
Upgrade and retention costs									1,327	1,169	1,092
General and administrative expenses									1,576	1,445	1,457
Depreciation and amortization expense									2,349	2,482	2,640
Total operating costs and expenses									22,597	20,206	18,892
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Interest income									34	39	41
Interest expense									(763)	(557)	(423)
Liberty transaction and related gains										67	(491)
Other, net									84	69	34
Income before income taxes									3,984	3,514	1,834
Income tax benefit (expense)									(1,348)	(1,202)	(827)
Net income									2,636	2,312	1,007
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to DIRECTV	718	516	701	674	618	479	543	558	2,609	2,198	942
Parent Guarantor
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
General and administrative expenses									11	24	69
Depreciation and amortization expense											2
Total operating costs and expenses									11	24	71
Operating profit									(11)	(24)	(71)
Equity in income of consolidated subsidiaries									2,622	2,219	1,162
Interest income										1	12
Interest expense											(2)
Liberty transaction and related gains											(384)
Other, net									(4)	(10)	(1)
Income before income taxes									2,607	2,186	716
Income tax benefit (expense)									2	12	226
Net income									2,609	2,198	942
Net income attributable to DIRECTV									2,609	2,198	942
Co-Issuers
Condensed Consolidating Financial Statements
Revenues									682	463	332
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Operating profit									682	463	332
Equity in income of consolidated subsidiaries									1,947	1,835	1,029
Interest income										1	4
Interest expense									(692)	(480)	(335)
Other, net									(25)	(25)	(34)
Income before income taxes									1,912	1,794	996
Income tax benefit (expense)									13	14	16
Net income									1,925	1,808	1,012
Net income attributable to DIRECTV									1,925	1,808	1,012
Guarantor Subsidiaries
Condensed Consolidating Financial Statements
Revenues									21,872	20,268	18,671
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									9,799	8,699	8,027
Subscriber service expenses									1,435	1,340	1,268
Broadcast operations expenses									300	273	274
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									2,794	2,631	2,478
Upgrade and retention costs									1,209	1,106	1,045
General and administrative expenses									1,729	1,466	1,226
Depreciation and amortization expense									1,587	1,926	2,275
Total operating costs and expenses									18,853	17,441	16,593
Operating profit									3,019	2,827	2,078
Interest income									1	4
Interest expense									(4)	(8)	(13)
Other, net									60	20	17
Income before income taxes									3,076	2,843	2,082
Income tax benefit (expense)									(1,129)	(1,008)	(1,053)
Net income									1,947	1,835	1,029
Net income attributable to DIRECTV									1,947	1,835	1,029
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Statements
Revenues									5,422	3,895	2,907
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									1,916	1,428	1,043
Subscriber service expenses									476	341	257
Broadcast operations expenses									96	84	74
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									596	374	295
Upgrade and retention costs									118	63	47
General and administrative expenses									519	419	494
Depreciation and amortization expense									762	556	363
Total operating costs and expenses									4,483	3,265	2,573
Operating profit									939	630	334
Interest income									44	44	38
Interest expense									(78)	(80)	(86)
Liberty transaction and related gains										67	(107)
Other, net									53	84	52
Income before income taxes									958	745	231
Income tax benefit (expense)									(234)	(220)	(16)
Net income									724	525	215
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to DIRECTV									697	411	150
Eliminations
Condensed Consolidating Financial Statements
Revenues									(750)	(524)	(345)
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									(60)	(53)	(6)
Broadcast operations expenses									(7)	(7)	(7)
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
General and administrative expenses									(683)	(464)	(332)
Total operating costs and expenses									(750)	(524)	(345)
Equity in income of consolidated subsidiaries									(4,569)	(4,054)	(2,191)
Interest income									(11)	(11)	(13)
Interest expense									11	11	13
Income before income taxes									(4,569)	(4,054)	(2,191)
Net income									(4,569)	(4,054)	(2,191)
Net income attributable to DIRECTV									$ (4,569)	$ (4,054)	$ (2,191)

Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Total current assets	$ 4,241	$ 4,253
Satellites, net	2,215	2,235
Property and equipment, net	5,223	4,444
Goodwill	4,097	4,148	4,164
Intangible assets, net	909	1,074
Other assets	1,738	1,755
Total assets	18,423	17,909	18,260
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	4,743	4,450
Long-term debt	13,464	10,472
Deferred income taxes	1,771	1,670
Other liabilities and deferred credits	1,287	1,287
Redeemable noncontrolling interest	265	224
Stockholders' deficit
Capital stock and additional paid-in capital	4,799	5,563
Retained earnings (accumulated deficit)	(7,750)	(5,730)
Accumulated other comprehensive loss	(156)	(27)
Total stockholders' deficit	(3,107)	(194)	2,911	4,631
Total liabilities and stockholders' deficit	18,423	17,909
Parent Guarantor
ASSETS
Total current assets	412	606
Intercompany receivables	3,746	3,413
Investment in subsidiaries	(5,510)	(2,764)
Other assets	74	54
Total assets	(1,278)	1,309
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	383	206
Intercompany liabilities	895	814
Other liabilities and deferred credits	551	483
Stockholders' deficit
Capital stock and additional paid-in capital	4,799	5,563
Retained earnings (accumulated deficit)	(7,750)	(5,730)
Accumulated other comprehensive loss	(156)	(27)
Total stockholders' deficit	(3,107)	(194)
Total liabilities and stockholders' deficit	(1,278)	1,309
Co-Issuers
ASSETS
Total current assets	533	750
Goodwill	1,828	1,828
Intercompany receivables	4,011	3,026
Investment in subsidiaries	12,057	10,061
Other assets	64	49
Total assets	18,493	15,714
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	204	142
Long-term debt	13,464	10,472
Intercompany liabilities	11,582	8,593
Other liabilities and deferred credits	82	71
Stockholders' deficit
Capital stock and additional paid-in capital	11	7
Retained earnings (accumulated deficit)	(6,850)	(3,571)
Total stockholders' deficit	(6,839)	(3,564)
Total liabilities and stockholders' deficit	18,493	15,714
Guarantor Subsidiaries
ASSETS
Total current assets	2,514	2,161
Satellites, net	1,724	1,794
Property and equipment, net	3,084	2,832
Goodwill	1,349	1,348
Intangible assets, net	461	495
Intercompany receivables	11,582	8,593
Other assets	256	220
Total assets	20,970	17,443
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	3,422	3,231
Deferred income taxes	1,321	906
Intercompany liabilities	4,011	3,026
Other liabilities and deferred credits	159	219
Stockholders' deficit
Capital stock and additional paid-in capital	4,684	4,579
Retained earnings (accumulated deficit)	7,373	5,482
Total stockholders' deficit	12,057	10,061
Total liabilities and stockholders' deficit	20,970	17,443
Non-Guarantor Subsidiaries
ASSETS
Total current assets	1,397	1,139
Satellites, net	491	441
Property and equipment, net	2,139	1,612
Goodwill	920	972
Intangible assets, net	448	579
Intercompany receivables	3,442	3,426
Investment in subsidiaries	(7,607)	(4,498)
Other assets	1,425	1,481
Total assets	2,655	5,152
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	1,349	1,274
Deferred income taxes	531	813
Intercompany liabilities	6,293	6,025
Other liabilities and deferred credits	495	514
Redeemable noncontrolling interest	265	224
Stockholders' deficit
Capital stock and additional paid-in capital	(561)	4,684
Retained earnings (accumulated deficit)	(5,703)	(8,478)
Accumulated other comprehensive loss	(14)	96
Total stockholders' deficit	(6,278)	(3,698)
Total liabilities and stockholders' deficit	2,655	5,152
Eliminations
ASSETS
Total current assets	(615)	(403)
Intercompany receivables	(22,781)	(18,458)
Investment in subsidiaries	1,060	(2,799)
Other assets	(81)	(49)
Total assets	(22,417)	(21,709)
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	(615)	(403)
Deferred income taxes	(81)	(49)
Intercompany liabilities	(22,781)	(18,458)
Stockholders' deficit
Capital stock and additional paid-in capital	(4,134)	(9,270)
Retained earnings (accumulated deficit)	5,180	6,567
Accumulated other comprehensive loss	14	(96)
Total stockholders' deficit	1,060	(2,799)
Total liabilities and stockholders' deficit	$ (22,417)	$ (21,709)

Condensed Consolidating Financial Statements (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended						12 Months Ended
	Jan. 31, 2012	Mar. 31, 2011	Jan. 31, 2011	Aug. 31, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net cash provided by operating activities							$ 5,185	$ 5,206	$ 4,431
Cash flows from investing activities
Cash paid for property and equipment							(2,924)	(2,303)	(2,012)
Cash paid for satellites							(246)	(113)	(59)
Cash paid for Liberty transaction, net of cash acquired									(97)
Investment in companies, net of cash acquired							(11)	(617)	(37)
Proceeds from sale of investments							116	9
Other, net							43	(75)	11
Net cash used in investing activities							(3,022)	(3,099)	(2,194)
Cash flows from financing activities
Cash proceeds from debt issuance		3,990		2,982	2,996	1,990	3,990	5,978	1,990
Debt issuance costs							(30)	(44)	(14)
Repayment of long-term debt							(1,000)	(2,323)	(1,018)
Proceeds from short-term borrowings								38
Repayment of short-term borrowings							(39)
Repayment of collar loan and equity collars								(1,537)	(751)
Repayment of other long-term obligations							(184)	(127)	(116)
Common shares repurchased and retired	(27)		(68)				(5,496)	(5,111)	(1,696)
Stock options exercised								38	35
Taxes paid in lieu of shares issued for share-based compensation							(58)	(118)	(72)
Excess tax benefit from share-based compensation							25	11	5
Dividends paid to redeemable noncontrolling interest								(15)
Net cash used in financing activities							(2,792)	(3,210)	(1,637)
Net increase (decrease) in cash and cash equivalents							(629)	(1,103)	600
Cash and cash equivalents at beginning of the year	873		1,502				1,502	2,605	2,005
Cash and cash equivalents at end of the year							873	1,502	2,605
Parent Guarantor
Cash flows from operating activities
Net cash provided by operating activities							1,831	3,952	(564)
Cash flows from investing activities
Cash paid for property and equipment									(1)
Cash paid for satellites							(1)
Cash paid for Liberty transaction, net of cash acquired									(153)
Investment in companies, net of cash acquired									(5)
Return of capital from subsidiary							3,487	4,820	1,376
Net cash used in investing activities							3,486	4,820	1,217
Cash flows from financing activities
Common shares repurchased and retired							(5,496)	(5,111)	(1,696)
Stock options exercised								38	35
Taxes paid in lieu of shares issued for share-based compensation							(5)	(58)	(35)
Intercompany payments (funding)							(134)	(3,751)	1,064
Net cash used in financing activities							(5,635)	(8,882)	(632)
Net increase (decrease) in cash and cash equivalents							(318)	(110)	21
Cash and cash equivalents at beginning of the year			447				447	557	536
Cash and cash equivalents at end of the year							129	447	557
Co-Issuers
Cash flows from operating activities
Net cash provided by operating activities							1,835	2,263	2,108
Cash flows from financing activities
Cash proceeds from debt issuance							3,990	5,978	1,990
Debt issuance costs							(30)	(44)	(14)
Repayment of long-term debt							(1,000)	(2,323)	(1,018)
Cash dividend to Parent							(5,250)	(6,900)	(2,500)
Net cash used in financing activities							(2,290)	(3,289)	(1,542)
Net increase (decrease) in cash and cash equivalents							(455)	(1,026)	566
Cash and cash equivalents at beginning of the year			683				683	1,709	1,143
Cash and cash equivalents at end of the year							228	683	1,709
Guarantor Subsidiaries
Cash flows from operating activities
Net cash provided by operating activities							1,745	1,678	1,605
Cash flows from investing activities
Cash paid for property and equipment							(1,595)	(1,444)	(1,426)
Cash paid for satellites							(141)	(113)	(59)
Investment in companies, net of cash acquired							(11)	(1)	(11)
Proceeds from sale of investments							55
Other, net							1	3
Net cash used in investing activities							(1,691)	(1,555)	(1,496)
Cash flows from financing activities
Repayment of other long-term obligations							(66)	(99)	(90)
Taxes paid in lieu of shares issued for share-based compensation							(29)	(38)	(24)
Excess tax benefit from share-based compensation							21	9	4
Intercompany payments (funding)							20	2	2
Net cash used in financing activities							(54)	(126)	(108)
Net increase (decrease) in cash and cash equivalents								(3)	1
Cash and cash equivalents at beginning of the year			4				4	7	6
Cash and cash equivalents at end of the year							4	4	7
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net cash provided by operating activities							1,537	(607)	2,406
Cash flows from investing activities
Cash paid for property and equipment							(1,329)	(859)	(585)
Cash paid for satellites							(104)
Cash paid for Liberty transaction, net of cash acquired									56
Investment in companies, net of cash acquired								(616)	(21)
Proceeds from sale of investments							61	9
Other, net							42	(78)	11
Net cash used in investing activities							(1,330)	(1,544)	(539)
Cash flows from financing activities
Proceeds from short-term borrowings								38
Repayment of short-term borrowings							(39)
Repayment of collar loan and equity collars								(1,537)	(751)
Repayment of other long-term obligations							(118)	(28)	(26)
Taxes paid in lieu of shares issued for share-based compensation							(24)	(22)	(13)
Excess tax benefit from share-based compensation							4	2	1
Dividends paid to redeemable noncontrolling interest								(15)
Intercompany payments (funding)							114	3,749	(1,066)
Net cash used in financing activities							(63)	2,187	(1,855)
Net increase (decrease) in cash and cash equivalents							144	36	12
Cash and cash equivalents at beginning of the year			368				368	332	320
Cash and cash equivalents at end of the year							512	368	332
Eliminations
Cash flows from operating activities
Net cash provided by operating activities							(1,763)	(2,080)	(1,124)
Cash flows from investing activities
Return of capital from subsidiary							(3,487)	(4,820)	(1,376)
Net cash used in investing activities							(3,487)	(4,820)	(1,376)
Cash flows from financing activities
Cash dividend to Parent							5,250	6,900	2,500
Net cash used in financing activities							$ 5,250	$ 6,900	$ 2,500